UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 35.59%
U.S. Markets – 20.98%
Consumer Discretionary – 2.11%
Amazon.com †	70	$50,093
Aramark	410	13,702
BorgWarner	600	17,712
Cheesecake Factory	400	19,256
Chuy’s Holdings †	265	9,172
Cinemark Holdings	770	28,074
Comcast Class A	1,200	78,228
Del Frisco’s Restaurant
Group †	1,655	23,700
Discovery Communications
Class A †	473	11,934
Discovery Communications
Class C †	2,164	51,611
Express †	1,755	25,465
Fiesta Restaurant Group †	830	18,102
Ford Motor	2,800	35,196
G-III Apparel Group †	670	30,632
Home Depot	400	51,076
Jack in the Box	455	39,094
Johnson Controls	3,800	168,188
L Brands	2,166	145,404
Liberty Global Class A †	1,164	33,826
Liberty Global Class C †	3,608	103,369
Liberty Interactive QVC Group
Class A †	8,658	219,653
Lowe’s	2,200	174,174
Malibu Boats Class A @†	1,160	14,013
National CineMedia	1,560	24,149
Newell Brands	382	18,554
NIKE Class B	420	23,184
Popeyes Louisiana Kitchen †	505	27,593
Shutterfly †	645	30,063
Starbucks	730	41,698
Steven Madden †	902	30,830
Tenneco †	765	35,657
Tractor Supply	550	50,149
TripAdvisor †	2,286	146,990
Walt Disney	970	94,885
		1,885,426
Consumer Staples – 1.37%
Archer-Daniels-Midland	4,000	171,560
Casey’s General Stores	530	69,700
CVS Health	2,300	220,202
General Mills	440	31,381
J&J Snack Foods @	310	36,974
Kimberly-Clark	290	39,869
Kraft Heinz	2,024	179,083
Mondelez International	3,773	171,709
PepsiCo	340	36,020
Procter & Gamble	680	57,576
Walgreens Boots Alliance	2,551	212,422
		1,226,496
Energy – 1.28%
Carrizo Oil & Gas †	860	30,831
Chevron	1,970	206,515
ConocoPhillips	3,800	165,680
EOG Resources	270	22,523
Exxon Mobil	1,270	119,050
Halliburton	4,340	196,559
Marathon Oil	7,000	105,070
Occidental Petroleum	2,650	200,234
Parsley Energy Class A †	635	17,183
PDC Energy †	250	14,403
RSP Permian †	730	25,470
Schlumberger	490	38,749
		1,142,267
Financials – 4.66%
Aflac	700	50,512
Allstate	2,500	174,875
American Equity Investment
Life Holding	1,295	18,454
American Tower	520	59,077
Ameriprise Financial	270	24,259
Apartment Investment &
Management	400	17,664
AvalonBay Communities	300	54,117
Bank of New York Mellon	4,100	159,285
BB&T	4,800	170,928
BBCN Bancorp	1,810	27,005
BlackRock	100	34,253
Boston Properties	375	49,463
Brandywine Realty Trust	1,325	22,260
Bryn Mawr Bank	490	14,308
Camden Property Trust	175	15,473
Capital One Financial	610	38,741
Cardinal Financial	1,040	22,818
Citigroup	1,190	50,444
City Holding @	640	29,101
CoBiz Financial @	1,265	14,801
Cousins Properties	800	8,320
Crown Castle International	2,644	268,181
DCT Industrial Trust	1,098	52,748

(continues)     NQ-444 [6/16] 8/16 (17357) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	1,100	$19,954
Douglas Emmett	800	28,416
Duke Realty	1,600	42,656
EastGroup Properties	395	27,223
EPR Properties	565	45,584
Equinix	412	159,745
Equity LifeStyle Properties	225	18,011
Equity One	400	12,872
Equity Residential	775	53,382
Essex Property Trust	200	45,618
Evercore Partners Class A	725	32,038
Extra Space Storage	225	20,821
Federal Realty Investment
Trust	125	20,694
First Industrial Realty Trust	1,370	38,113
FirstMerit	1,540	31,216
Flushing Financial @	1,125	22,365
General Growth Properties	1,725	51,439
Great Western Bancorp	930	29,332
Highwoods Properties	475	25,080
Host Hotels & Resorts	3,270	53,007
Houlihan Lokey	700	15,659
Independent Bank @	445	20,337
Infinity Property & Casualty @	295	23,795
Intercontinental Exchange	812	207,839
Invesco	1,050	26,817
JPMorgan Chase	1,120	69,597
KeyCorp	2,930	32,377
Kilroy Realty	300	19,887
Kimco Realty	825	25,889
Kite Realty Group Trust	1,268	35,542
LaSalle Hotel Properties	1,140	26,881
Lexington Realty Trust	975	9,857
Liberty Property Trust	225	8,937
LTC Properties	75	3,880
Macerich	225	19,213
Mack-Cali Realty	975	26,325
Marsh & McLennan	2,600	177,996
National Retail Properties	1,105	57,151
Old National Bancorp	2,325	29,132
Omega Healthcare Investors	275	9,336
Pebblebrook Hotel Trust	1,160	30,450
Post Properties	300	18,315
Primerica	680	38,923
Prologis	1,100	53,944
Prosperity Bancshares	660	33,653
Prudential Financial	320	22,829
PS Business Parks	125	13,260
Public Storage	225	57,508
Ramco-Gershenson Properties
Trust @	2,495	48,927
Raymond James Financial	480	23,664
Regency Centers	375	31,399
RLJ Lodging Trust	525	11,261
Sabra Health Care REIT	250	5,159
Selective Insurance Group @	855	32,670
Simon Property Group	625	135,563
SL Green Realty	300	31,941
Sovran Self Storage	450	47,214
Spirit Realty Capital	1,200	15,324
State Street	450	24,264
Sterling Bancorp	2,090	32,813
Stifel Financial †	885	27,833
Tanger Factory Outlet Centers	475	19,085
Taubman Centers	150	11,130
Travelers	420	49,997
UDR	725	26,767
Umpqua Holdings	1,760	27,227
United Fire Group	565	23,973
Urban Edge Properties	225	6,719
Ventas	675	49,153
Vornado Realty Trust	475	47,557
Webster Financial	1,015	34,459
Wells Fargo	1,350	63,895
Welltower	225	17,138
Western Alliance Bancorp †	975	31,834
WSFS Financial	525	16,900
		4,163,848
Healthcare – 3.34%
AbbVie	970	60,053
Acorda Therapeutics †	870	22,189
Air Methods †	890	31,889
Alkermes †	520	22,474
Allergan †	1,243	287,245
Biogen †	713	172,418
Cardinal Health	2,100	163,821
Catalent †	1,290	29,657
Celgene †	3,055	301,315
Cepheid †	945	29,059
CONMED	740	35,320
CryoLife @	1,816	21,447
DENTSPLY SIRONA	1,947	120,792

2 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Express Scripts Holding †	2,935	$222,473
Gilead Sciences	720	60,062
HealthSouth	310	12,034
IMS Health Holdings †	120	3,043
Johnson & Johnson	1,500	181,950
Ligand Pharmaceuticals
Class B †	325	38,763
Medicines †	800	26,904
Merck	4,400	253,484
Merit Medical Systems †	1,321	26,195
Pfizer	7,268	255,906
Prestige Brands Holdings †	501	27,755
Quest Diagnostics @	2,200	179,102
Quidel †	1,330	23,754
Quintiles Transnational
Holdings †	123	8,034
Retrophin †	1,380	24,578
Spectrum Pharmaceuticals †	2,505	16,458
Team Health Holdings †	705	28,672
TESARO †	465	39,083
Thermo Fisher Scientific	320	47,283
UnitedHealth Group	450	63,540
Vanda Pharmaceuticals †	2,140	23,947
Vertex Pharmaceuticals †	290	24,946
WellCare Health Plans †	455	48,812
West Pharmaceutical Services	635	48,184
Wright Medical Group †	150	2,605
		2,985,246
Industrials – 1.96%
AAON	1,448	39,834
ABM Industries	730	26,630
Applied Industrial
Technologies	850	38,369
Barnes Group	1,095	36,266
Columbus McKinnon @	1,485	21,013
Continental Building
Products †	1,700	37,791
Eaton	440	26,281
ESCO Technologies @	905	36,146
Essendant	960	29,338
Esterline Technologies †	125	7,755
Federal Signal	1,425	18,354
General Electric	3,310	104,199
Granite Construction	910	41,451
Honeywell International	410	47,691
JB Hunt Transport Services	290	23,470
Kadant @	645	33,224
KEYW Holding †	872	8,668
Kforce	1,300	21,957
KLX †	630	19,530
Lockheed Martin	230	57,079
MYR Group †	860	20,709
Nielsen Holdings	3,089	160,535
Northrop Grumman	800	177,824
On Assignment †	860	31,777
Parker-Hannifin	460	49,703
Raytheon	1,300	176,735
Republic Services	420	21,550
Rockwell Collins	250	21,285
Swift Transportation †	765	11,789
Tetra Tech	980	30,130
Union Pacific	570	49,733
United Technologies	660	67,683
US Ecology	540	24,813
WageWorks †	535	31,998
Waste Management	2,700	178,929
XPO Logistics †	780	20,483
		1,750,722
Information Technology – 4.85%
Accenture Class A	350	39,651
Adobe Systems †	440	42,148
Alphabet Class A †	383	269,452
Alphabet Class C †	208	143,957
Analog Devices	280	15,859
Anixter International †	360	19,181
Apple	1,310	125,236
Applied Micro Circuits †	4,055	26,033
Broadcom	250	38,850
CA @	5,028	165,069
Callidus Software †	1,455	29,071
Cisco Systems	7,590	217,757
Convergys	1,060	26,500
eBay †	6,349	148,630
Electronic Arts †	3,107	235,386
ExlService Holdings †	780	40,880
Facebook Class A †	2,587	295,642
GrubHub †	370	11,496
Guidewire Software †	515	31,806
inContact †	1,560	21,606
Infinera †	1,670	18,838
Intel	7,060	231,568
Intuit	1,052	117,414

(continues)     NQ-444 [6/16] 8/16 (17357) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
j2 Global	595	$37,586
MasterCard Class A	2,300	202,538
Maxim Integrated Products	1,270	45,326
MaxLinear Class A †	1,130	20,317
Microsemi †	705	23,039
Microsoft	5,898	301,801
NETGEAR †	450	21,393
PayPal Holdings †	6,461	235,891
Plantronics	430	18,920
Proofpoint †	610	38,485
Q2 Holdings †	420	11,768
Qlik Technologies †	680	20,114
QUALCOMM	5,351	286,653
Sabre	1,500	40,185
salesforce.com †	680	53,999
SciQuest @†	1,130	19,956
Semtech †	1,165	27,797
Silicon Laboratories †	540	26,320
SS&C Technologies Holdings	660	18,533
Synaptics †	475	25,531
TeleTech Holdings	900	24,417
Tyler Technologies †	330	55,014
Visa Class A	3,738	277,247
Xerox @	16,300	154,687
Yahoo †	900	33,804
		4,333,351
Materials – 0.56%
Axalta Coating Systems †	1,110	29,448
Balchem	285	17,000
Boise Cascade †	725	16,639
Chemtura †	765	20,181
Eastman Chemical	610	41,419
EI du Pont de Nemours	2,500	162,000
Kaiser Aluminum	375	33,904
Minerals Technologies	630	35,784
Neenah Paper	575	41,613
Quaker Chemical	350	31,220
WestRock	685	26,626
Worthington Industries	1,035	43,781
		499,615
Telecommunication Services – 0.55%
AT&T	6,770	292,532
ATN International	375	29,179
Verizon Communications	3,100	173,104
		494,815
Utilities – 0.30%
Edison International	2,300	178,641
NorthWestern	665	41,942
South Jersey Industries	515	16,284
Spire	435	30,815
		267,682
Total U.S. Markets
(cost $12,092,685)		18,749,468

Developed Markets – 10.57%§
Consumer Discretionary – 1.77%
Bayerische Motoren Werke	1,432	104,214
Cie Financiere Richemont
Class A	585	34,243
Cie Generale des
Etablissements Michelin	300	28,272
Continental	170	32,169
Denso	600	21,111
Hennes & Mauritz Class B	1,050	30,892
Industria de Diseno Textil	1,100	36,953
J Front Retailing	1,800	18,663
Kering	438	70,510
Liberty Global LiLAC Class A †	145	4,685
Liberty Global LiLAC Class C †	450	14,626
LVMH Moet Hennessy Louis
Vuitton	160	24,118
Nitori Holdings	1,026	124,437
Publicis Groupe	748	50,043
RTL Group	380	31,034
Sekisui Chemical	3,200	39,427
Shimano	200	30,579
Singapore Press Holdings	8,200	24,164
Sodexo	290	31,068
Sumitomo Electric Industries	2,300	30,442
Sumitomo Rubber Industries	8,000	107,103
Swatch Group	125	36,375
Taylor Wimpey	13,800	24,482
Techtronic Industries	31,500	131,544
Toyota Motor	2,999	147,846
USS	1,500	24,790
Valeo	1,248	55,404
Volkswagen	135	17,896
Whitbread	500	23,395
WPP	1,880	39,182
Yue Yuen Industrial Holdings	48,500	192,221
		1,581,888
Consumer Staples – 1.70%
Anheuser-Busch InBev	460	60,829

4 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
Aryzta †	2,483	$91,761
Asahi Group Holdings	1,500	48,502
British American Tobacco	1,145	74,229
Carlsberg Class B	1,473	140,536
Chocoladefabriken Lindt &
Spruengli Class PC	6	35,785
Coca-Cola Amatil	12,011	74,144
Danone	615	43,039
Diageo	2,450	68,442
Heineken	445	40,816
Japan Tobacco	4,200	169,269
Jeronimo Martins	2,150	33,909
Kao	700	40,769
Koninklijke Ahold	1,870	41,294
L’Oreal	270	51,692
Nestle	2,075	160,768
NH Foods	1,000	24,494
Reckitt Benckiser Group	380	38,103
SABMiller	525	30,618
Tesco †	33,788	79,354
Treasury Wine Estates	5,400	37,524
Unilever	770	36,895
Unilever CVA	920	42,789
WH Group 144A #	32,500	25,740
Woolworths	1,500	23,593
		1,514,894
Energy – 0.27%
Amec Foster Wheeler	2,500	16,438
Neste	790	28,329
Suncor Energy	3,000	83,223
TOTAL	2,330	111,738
		239,728
Financials – 1.31%
AIA Group	7,400	44,502
AXA	6,052	119,664
Banco Espirito Santo
Class R @=†	85,000	0
Bank Leumi Le-Israel †	10,600	37,218
Bankia	25,200	18,345
Cheung Kong Property
Holdings	3,500	22,052
Commonwealth Bank of
Australia	1,330	74,653
Daito Trust Construction	300	48,709
Euronext 144A #	680	24,946
ING Groep CVA	9,254	95,741
Kinnevik Class B †	1,120	26,773
Mitsubishi UFJ Financial
Group	33,781	151,435
Nordea Bank	16,392	139,064
Platinum Asset Management	5,900	25,624
QBE Insurance Group	3,440	27,175
Schroders	850	26,861
Seven Bank	6,900	21,417
Sony Financial Holdings	2,400	27,137
Standard Chartered	14,435	109,518
Swire Properties	7,200	19,184
UniCredit	34,308	75,452
Westfield	4,250	34,139
		1,169,609
Healthcare – 1.79%
Actelion	150	25,260
Astellas Pharma	3,200	50,183
Bayer	690	69,300
Fresenius	525	38,576
ICON †	445	31,154
Indivior	9,000	30,283
Merck	360	36,591
Miraca Holdings	700	30,358
Novartis	3,433	283,355
Novo Nordisk ADR	2,485	133,643
Novo Nordisk Class B	1,170	63,008
Orion Class B	600	23,298
Ramsay Health Care	565	30,536
Roche Holding	435	114,788
Sanofi	2,322	192,918
Shire	1,400	86,524
Smith & Nephew	1,900	32,264
STADA Arzneimittel	2,176	112,776
Sumitomo Dainippon Pharma	2,600	45,065
Teva Pharmaceutical
Industries ADR	3,451	173,344
		1,603,224
Industrials – 1.95%
ABB †	1,300	25,730
Aggreko	1,700	29,075
ANDRITZ	570	27,028
Aurizon Holdings	9,300	33,743
Boskalis Westminster	670	22,862
Cathay Pacific Airways	14,000	20,539
Cie de Saint-Gobain	830	31,462

(continues)     NQ-444 [6/16] 8/16 (17357) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Deutsche Lufthansa	1,670	$19,635
Deutsche Post	5,150	145,088
East Japan Railway	1,925	178,396
Elbit Systems	350	31,695
Experian	1,980	37,565
Fraport	530	28,377
Fuji Electric	9,000	37,472
International Consolidated
Airlines Group	5,100	25,252
ITOCHU	14,737	180,281
Japan Airlines	1,000	32,173
JTEKT	1,600	18,135
Koninklijke Philips	4,900	121,698
Meggitt	16,218	88,152
Minebea	5,600	38,046
Mitsubishi Electric	3,000	35,815
Mitsubishi Heavy Industries	7,000	28,149
Rexel	3,421	43,010
Singapore Airlines	2,800	22,235
Teleperformance	2,315	197,197
Travis Perkins	1,420	28,016
Vinci	2,637	186,085
Yamato Holdings	1,100	25,257
		1,738,168
Information Technology – 0.58%
Amadeus IT Holding	850	37,450
Atos	350	28,857
Brother Industries	2,300	24,671
CGI Group Class A †	3,232	138,066
Infineon Technologies	2,240	32,427
InterXion Holding †	640	23,603
NICE	380	24,181
Omron	900	29,377
Playtech	7,873	83,757
SAP	520	39,055
Seiko Epson	2,400	38,476
Trend Micro	600	21,458
		521,378
Materials – 0.49%
Air Liquide	335	34,901
Alamos Gold	5,202	44,734
Anglo American ADR	1,800	8,712
Arkema	365	27,905
Chr Hansen Holding	380	24,957
Daicel	2,100	21,760
EMS-Chemie Holding	67	34,593
Johnson Matthey	670	25,130
Kuraray	2,100	25,056
Rio Tinto	2,357	73,224
Shin-Etsu Chemical	500	29,294
South32 †	22,000	25,801
Umicore	525	27,118
Yamana Gold	7,053	36,686
		439,871
Telecommunication Services – 0.58%
BT Group	7,300	40,125
Deutsche Telekom	1,700	28,989
KDDI	1,600	48,656
Nippon Telegraph &
Telephone	5,044	236,538
Tele2 Class B	11,660	102,367
Telenor	1,900	31,451
Telstra	6,270	26,207
		514,333
Utilities – 0.13%
Hokuriku Electric Power	1,400	17,348
National Grid	4,939	72,630
Tokyo Gas	7,000	28,901
		118,879
Total Developed Markets
(cost $8,341,208)		9,441,972

Emerging Markets X – 4.04%
Consumer Discretionary – 0.29%
Arcos Dorados Holdings
Class A @†	4,200	20,034
Astra International	33,800	19,055
B2W Cia Digital @†	11,700	34,310
Grupo Televisa ADR	3,625	94,395
Mahindra & Mahindra	2,446	51,957
Qunar Cayman Islands ADR †	200	5,958
Woolworths Holdings	5,692	32,593
		258,302
Consumer Staples – 0.56%
Anadolu Efes Biracilik Ve Malt
Sanayii	5,109	34,545
BRF ADR	2,700	37,611
China Mengniu Dairy	20,000	34,988
Cia Brasileira de Distribuicao
ADR	1,600	23,280
Cia Cervecerias Unidas ADR	1,300	30,342

6 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Fomento Economico
Mexicano ADR	600	$55,494
Hypermarcas	6,300	45,598
Lotte Chilsung Beverage	26	40,420
Lotte Confectionery @	330	56,010
Tingyi Cayman Islands
Holding	17,908	17,005
Tsingtao Brewery	8,004	27,827
Uni-President China
Holdings @	70,600	59,664
Wal-Mart de Mexico Class V	14,890	35,819
		498,603
Energy – 0.55%
Cairn India	6,469	13,552
China Petroleum & Chemical	37,350	26,990
Gazprom ADR	7,988	34,516
Lukoil ADR	1,000	41,730
PetroChina ADR	475	32,262
Petroleo Brasileiro ADR †	8,319	59,564
PTT	5,241	46,683
Reliance Industries GDR
144A #	6,684	190,828
Rosneft GDR	6,870	35,345
Tambang Batubara Bukit
Asam Persero	25,800	15,178
		496,648
Financials – 0.61%
Akbank	24,861	71,255
Banco Santander Brasil ADR	1,800	10,260
Bangkok Bank	8,796	39,826
China Construction Bank	51,080	34,052
Etalon Group GDR
144A #@=	3,700	9,047
Grupo Financiero Banorte
Class O	4,500	25,150
Grupo Financiero Santander
Mexico Class B ADR	2,000	18,180
ICICI Bank ADR	8,000	57,440
Industrial & Commercial Bank
of China	53,459	29,812
Itau Unibanco Holding ADR	5,185	48,946
KB Financial Group ADR	1,227	34,920
Reliance Capital	3,436	20,432
Remgro	1,135	19,695
Samsung Life Insurance	565	49,443
Sberbank of Russia =	29,194	60,720
UEM Sunrise @	67,159	17,239
		546,417
Industrials – 0.08%
Gol Linhas Aereas Inteligentes
ADR	510	5,401
KCC	191	63,530
Rumo Logistica Operadora
Multimodal †	1,072	1,642
Santos Brasil Participacoes	1,700	6,520
		77,093
Information Technology – 1.07%
Alibaba Group Holding ADR †	700	55,671
Baidu ADR †	1,100	181,665
Hon Hai Precision Industry	18,608	47,940
MediaTek	5,000	38,208
Samsung Electronics	176	219,182
Samsung SDI	243	23,007
SINA †	1,100	57,057
Sohu.com @†	1,800	68,148
Taiwan Semiconductor
Manufacturing	14,034	70,727
Taiwan Semiconductor
Manufacturing ADR	2,000	52,460
Tencent Holdings	4,900	112,404
WNS Holdings ADR @†	1,000	27,000
		953,469
Materials – 0.24%
Braskem ADR	2,300	27,255
Cemex ADR †	5,243	32,349
Cemex Latam Holdings †	2,673	11,531
Impala Platinum Holdings †	1,419	4,572
Nine Dragons Paper Holdings	31,000	23,767
Siam Cement NVDR	1,000	13,585
Sociedad Quimica y Minera de
Chile ADR	1,100	27,192
UltraTech Cement	1,168	59,197
Vale ADR	2,625	13,283
		212,731
Telecommunication Services – 0.64%
America Movil Class L ADR	2,200	26,972
China Mobile	8,294	95,831
China Mobile ADR	700	40,530
KT ADR	1,300	18,538
LG Uplus	2,011	19,100
MegaFon GDR	1,266	13,221
Mobile TeleSystems ADR	1,600	13,248

(continues)     NQ-444 [6/16] 8/16 (17357) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
SK Telecom ADR	7,100	$148,532
Telefonica Brasil ADR	4,350	59,160
TIM Participacoes ADR	6,400	67,520
Turkcell Iletisim Hizmetleri
ADR †	2,687	24,586
Vodacom Group	3,820	43,528
		570,766
Total Emerging Markets
(cost $3,813,399)		3,614,029

Total Common Stock
(cost $24,247,292)		31,805,469

Convertible Preferred Stock – 0.14%
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16	175	21,193
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	243	11,990
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	22	1,001
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	21	29,610
Maiden Holdings 7.25%
exercise price $15.11,
expiration date 9/15/16	471	22,373
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	198	14,571
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	20	25,984
Total Convertible Preferred
Stock (cost $133,499)		126,722

Exchange-Traded Funds – 0.09%
iShares iBoxx $ High Yield
Corporate Bond ETF	300	25,407
iShares MSCI EAFE Growth
Index ETF	675	44,159
iShares MSCI EAFE Index ETF	215	11,999
Vanguard FTSE Developed
Markets ETF	80	2,829
Total Exchange-Traded
Funds (cost $81,762)		84,394

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 1.76%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	1,082	1,229
Series 2003-26 AT 5.00%
11/25/32	3,990	4,018
Series 2005-70 PA 5.50%
8/25/35	4,510	5,151
Series 2008-15 SB 6.147%
8/25/36 ●∑	25,672	5,633
Series 2010-129 SM
5.547% 11/25/40 ●∑	75,596	12,169
Series 2010-41 PN 4.50%
4/25/40	60,000	66,053
Series 2010-43 HJ 5.50%
5/25/40	8,149	9,288
Series 2010-96 DC 4.00%
9/25/25	76,159	81,076
Series 2012-122 SD
5.647% 11/25/42 ●∑	163,286	37,743
Series 2012-98 MI 3.00%
8/25/31 ∑	104,265	9,862
Series 2013-26 ID 3.00%
4/25/33 ∑	119,424	14,855
Series 2013-38 AI 3.00%
4/25/33 ∑	112,809	13,154
Series 2013-43 IX 4.00%
5/25/43 ∑	289,693	61,093
Series 2013-44 DI 3.00%
5/25/33 ∑	356,767	49,319

8 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-55 AI 3.00%
6/25/33 ∑	119,613	$14,608
Series 2014-36 ZE 3.00%
6/25/44	69,187	70,470
Series 2014-68 BS 5.697%
11/25/44 ●∑	107,270	23,349
Series 2014-90 SA 5.697%
1/25/45 ●∑	294,735	64,930
Series 2015-27 SA 5.997%
5/25/45 ●∑	87,039	19,965
Series 2015-44 Z 3.00%
9/25/43	91,707	93,875
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	43,008	46,955
Series 4065 DE 3.00%
6/15/32	15,000	16,128
Series 4109 AI 3.00%
7/15/31 ∑	211,093	19,961
Series 4120 IK 3.00%
10/15/32 ∑	157,857	19,098
Series 4146 IA 3.50%
12/15/32 ∑	82,965	11,742
Series 4159 KS 5.708%
1/15/43 ●∑	75,398	18,491
Series 4181 DI 2.50%
3/15/33 ∑	72,390	7,776
Series 4184 GS 5.678%
3/15/43 ●∑	78,867	19,296
Series 4185 LI 3.00%
3/15/33 ∑	86,511	10,806
Series 4191 CI 3.00%
4/15/33 ∑	74,559	9,126
Series 4342 CI 3.00%
11/15/33 ∑	75,384	7,702
Series 4435 DY 3.00%
2/15/35	73,000	75,940
Series 4592 WT 5.50%
6/15/46	172,000	191,606
Series 4594 SG 5.656%
6/15/46 ●∑	195,000	53,137
Freddie Mac Strips
Series 267 S5 5.558%
8/15/42 ●∑	102,932	23,910
Series 299 S1 5.558%
1/15/43 ●∑	76,116	17,519
Series 326 S2 5.508%
3/15/44 ●∑	82,490	19,164
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	159,486
Series 2013-113 AZ 3.00%
8/20/43	88,177	90,222
Series 2015-133 AL 3.00%
5/20/45	96,000	97,719
Total Agency Collateralized
Mortgage Obligations
(cost $1,597,604)		1,573,624

Agency Commercial Mortgage-Backed Securities – 1.02%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K041 A2 3.171%
10/25/24 ⧫	70,000	76,253
Series K716 A2 3.13%
6/25/21 ⧫	45,000	48,272
Series K717 A2 2.991%
9/25/21 ⧫	80,000	85,336
Series K722 A1 2.183%
5/25/22 ⧫	40,000	40,799
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	20,000	22,387
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	11,038
Series 2012-K18 B 144A
4.40% 1/25/45 #●	30,000	32,505
Series 2012-K22 B 144A
3.811% 8/25/45 #●	50,000	52,225
Series 2012-K22 C 144A
3.811% 8/25/45 #●	30,000	29,798
Series 2012-K23 C 144A
3.782% 10/25/45 #●	10,000	9,899
Series 2012-K708 B 144A
3.883% 2/25/45 #●	45,000	46,496
Series 2012-K708 C 144A
3.883% 2/25/45 #●	15,000	14,989
Series 2013-K25 C 144A
3.743% 11/25/45 #●	40,000	37,849
Series 2013-K30 C 144A
3.668% 6/25/45 #●	40,000	36,935
Series 2013-K31 C 144A
3.741% 7/25/46 #●	70,000	66,371
Series 2013-K33 B 144A
3.618% 8/25/46 #●	50,000	51,027
Series 2013-K35 C 144A
4.077% 8/25/23 #●	10,000	9,767

(continues)     NQ-444 [6/16] 8/16 (17357) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K712 B 144A
3.484% 5/25/45 #●	35,000	$35,814
Series 2013-K713 B 144A
3.274% 4/25/46 #●	35,000	35,571
Series 2013-K713 C 144A
3.274% 4/25/46 #●	75,000	74,582
Series 2014-K716 C 144A
4.084% 8/25/47 #●	95,000	93,872
Total Agency Commercial
Mortgage-Backed
Securities (cost $910,578)		911,785

Agency Mortgage-Backed Securities – 16.18%
Fannie Mae ARM
2.413% 5/1/43 ●	46,467	47,946
2.553% 6/1/43 ●	16,556	17,124
2.913% 7/1/45 ●	16,579	17,225
3.212% 4/1/44 ●	46,985	49,226
3.237% 3/1/44 ●	61,267	64,573
3.276% 9/1/43 ●	39,936	42,013
Fannie Mae S.F. 15 yr
2.50% 5/1/31	73,316	76,043
3.00% 11/1/26	114,429	120,857
3.00% 9/1/30	48,577	51,102
3.00% 12/1/30	125,243	132,123
3.00% 2/1/31	32,081	33,763
3.00% 3/1/31	129,377	135,908
3.50% 7/1/26	30,548	32,402
4.00% 11/1/25	59,574	63,510
4.00% 12/1/26	31,668	33,753
4.00% 1/1/27	157,304	167,694
4.00% 8/1/27	38,079	40,581
Fannie Mae S.F. 20 yr
3.00% 8/1/33	20,550	21,663
3.00% 1/1/36	120,048	125,987
3.00% 5/1/36	152,126	159,647
Fannie Mae S.F. 30 yr
4.00% 8/1/43	17,507	18,968
4.50% 6/1/38	34,601	37,994
4.50% 4/1/39	36,067	39,351
4.50% 6/1/39	34,553	37,737
4.50% 9/1/39	9,255	10,124
4.50% 11/1/39	28,379	31,583
4.50% 1/1/40	376,315	416,217
4.50% 4/1/40	818	896
4.50% 6/1/40	30,359	33,722
4.50% 8/1/40	9,682	10,665
4.50% 9/1/40	46,452	50,925
4.50% 2/1/41	119,761	131,147
4.50% 7/1/41	97,769	108,387
4.50% 8/1/41	30,536	34,048
4.50% 10/1/41	37,982	41,654
4.50% 12/1/41	74,113	81,213
4.50% 1/1/42	53,410	58,314
4.50% 4/1/42	7,907	8,663
4.50% 8/1/42	469,080	518,494
4.50% 9/1/42	348,051	380,915
4.50% 1/1/43	47,314	51,820
4.50% 9/1/43	39,081	42,808
4.50% 10/1/43	215,165	238,153
4.50% 11/1/43	38,141	41,653
4.50% 4/1/44	84,649	92,337
4.50% 5/1/44	23,698	25,850
4.50% 6/1/44	219,266	239,978
4.50% 10/1/44	179,455	196,564
4.50% 12/1/44	25,573	27,982
4.50% 1/1/45	258,985	282,932
4.50% 2/1/45	124,353	135,843
4.50% 3/1/46	25,051	27,647
5.00% 2/1/35	3,516	3,925
5.00% 11/1/35	14,887	16,563
5.00% 4/1/37	9,538	10,588
5.00% 12/1/39	14,760	16,575
5.00% 1/1/40	3,221	3,625
5.00% 11/1/44	117,176	130,592
5.50% 12/1/32	1,791	2,031
5.50% 2/1/33	23,449	26,546
5.50% 6/1/33	11,349	12,870
5.50% 4/1/34	9,571	10,854
5.50% 7/1/34	1,709	1,940
5.50% 9/1/34	20,854	23,682
5.50% 11/1/34	10,228	11,599
5.50% 12/1/34	68,016	77,259
5.50% 3/1/35	20,522	23,289
5.50% 5/1/35	35,765	40,612
5.50% 6/1/35	6,510	7,307
5.50% 1/1/36	29,218	33,141
5.50% 4/1/36	71,900	81,250
5.50% 5/1/36	4,390	4,969
5.50% 7/1/36	30,479	34,619
5.50% 9/1/36	31,641	35,880
5.50% 11/1/36	5,475	6,168
5.50% 1/1/37	23,126	26,019
5.50% 2/1/37	12,239	13,786
5.50% 4/1/37	47,768	53,776
5.50% 8/1/37	37,887	42,972

10 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 9/1/37	26,581	$29,888
5.50% 1/1/38	739	834
5.50% 2/1/38	17,106	19,347
5.50% 3/1/38	13,368	15,186
5.50% 6/1/38	56,677	63,771
5.50% 7/1/38	8,908	10,024
5.50% 1/1/39	36,903	41,893
5.50% 2/1/39	83,918	95,127
5.50% 6/1/39	25,787	29,210
5.50% 3/1/40	88,646	100,683
5.50% 7/1/40	53,864	60,932
5.50% 3/1/41	156,213	177,173
5.50% 6/1/41	63,634	72,202
5.50% 9/1/41	291,699	329,051
6.00% 4/1/35	104,791	121,200
6.00% 5/1/36	25,907	29,672
6.00% 6/1/36	3,070	3,519
6.00% 9/1/36	9,842	11,476
6.00% 12/1/36	3,438	3,964
6.00% 2/1/37	10,980	12,568
6.00% 5/1/37	24,809	28,377
6.00% 6/1/37	1,856	2,141
6.00% 7/1/37	1,540	1,758
6.00% 8/1/37	15,306	17,539
6.00% 9/1/37	3,752	4,291
6.00% 11/1/37	535	612
6.00% 5/1/38	53,652	61,401
6.00% 9/1/38	9,928	11,359
6.00% 10/1/38	4,421	5,064
6.00% 9/1/39	144,411	165,242
6.00% 10/1/39	83,308	96,685
6.00% 3/1/40	14,250	16,314
6.00% 9/1/40	13,384	15,329
6.00% 11/1/40	5,637	6,541
6.00% 5/1/41	88,463	101,345
6.00% 6/1/41	40,338	46,142
6.00% 7/1/41	156,187	178,709
6.50% 2/1/36	5,649	6,908
6.50% 3/1/40	79,226	94,222
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	4,610,000	4,775,491
4.50% 8/1/46	275,000	300,006
Freddie Mac ARM
2.495% 1/1/44 ●	110,362	114,425
2.768% 10/1/45 ●	21,477	22,215
2.826% 9/1/45 ●	129,867	134,865
2.944% 10/1/45 ●	33,580	35,028
2.951% 11/1/44 ●	12,013	12,473
3.107% 3/1/46 ●	44,835	46,873
Freddie Mac S.F. 20 yr
3.00% 6/1/34	22,949	24,124
3.00% 6/1/36	25,916	27,168
Freddie Mac S.F. 30 yr
4.50% 10/1/35	3,608	3,947
4.50% 4/1/39	5,750	6,366
4.50% 10/1/39	27,509	30,161
4.50% 11/1/39	68,830	75,140
4.50% 5/1/40	100,983	112,637
4.50% 3/1/41	34,356	37,729
4.50% 4/1/41	84,600	92,915
4.50% 7/1/42	57,855	63,718
4.50% 8/1/44	73,570	81,193
4.50% 7/1/45	95,067	104,358
5.00% 6/1/36	104,288	115,801
5.50% 3/1/34	3,955	4,462
5.50% 12/1/34	3,717	4,201
5.50% 6/1/36	2,498	2,812
5.50% 11/1/36	4,740	5,301
5.50% 12/1/36	1,120	1,257
5.50% 9/1/37	3,435	3,854
5.50% 4/1/38	11,808	13,271
5.50% 6/1/38	3,039	3,419
5.50% 7/1/38	12,459	14,018
5.50% 6/1/39	12,320	13,833
5.50% 3/1/40	13,301	14,907
5.50% 8/1/40	20,376	22,842
5.50% 1/1/41	13,543	15,219
5.50% 6/1/41	117,100	131,766
6.00% 2/1/36	7,871	9,038
6.00% 3/1/36	7,751	8,939
6.00% 1/1/38	4,806	5,486
6.00% 6/1/38	12,977	14,805
6.00% 8/1/38	35,840	41,574
6.00% 5/1/40	19,894	22,775
6.00% 7/1/40	41,619	47,672
6.50% 4/1/39	19,440	22,332
GNMA II S.F. 30 yr
5.50% 5/20/37	15,171	16,925
5.50% 4/20/40	15,691	17,208
6.00% 2/20/39	23,898	27,233
6.00% 4/20/46	24,815	28,580
Total Agency
Mortgage-Backed
Securities
(cost $14,334,043)		14,458,222

(continues)     NQ-444 [6/16] 8/16 (17357) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Collateralized Debt Obligations – 1.00%
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
2.096% 5/15/25 #●	250,000	$248,795
Cent CLO
Series 2013-20A A 144A
2.118% 1/25/26 #●	150,000	148,756
CIFC Funding
Series 2014-2A A1L 144A
2.141% 5/24/26 #●	250,000	248,631
Magnetite IX
Series 2014-9A A1 144A
2.058% 7/25/26 #●	250,000	249,624
Total Collateralized Debt
Obligations (cost $894,600)		895,806

Convertible Bonds – 0.90%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	49,000	47,561
Atlas Air Worldwide Holdings
2.25% exercise price
$74.05, maturity date
6/1/22	10,000	9,744
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	10,000	11,613
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	36,000	38,295
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	29,000	26,825
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	24,000	23,535
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	31,000	31,233
Cemex 3.72% exercise price
$11.45, maturity date
3/15/20	22,000	20,611
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	33,000	30,876
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	16,000	18,750
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	21,000	21,367
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	19,000	17,504
General Cable 4.50% exercise
price $32.36, maturity date
11/15/29 @ϕ	35,000	20,191
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	24,000	28,125
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	24,000	21,390
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	12,000	15,420
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	18,000	20,903
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	10,000	10,163
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	5,000	5,119
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #	29,000	25,321
Medicines 144A 2.75%
exercise price $48.97,
maturity date 7/15/23 #	10,000	9,637
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	34,000	32,767
Microchip Technology
1.625% exercise price
$65.56, maturity date
2/15/25	14,000	15,566
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43	16,000	12,300

12 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @		5,000	$4,931
Novellus Systems 2.625%
exercise price $34.11,
maturity date 5/15/41		14,000	34,860
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #		9,000	10,699
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		18,000	19,654
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20		14,000	12,583
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		30,000	26,925
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @		25,000	23,203
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @		26,000	29,120
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		24,000	23,865
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @		6,000	4,890
TPG Specialty Lending 4.50%
exercise price $25.83,
maturity date 12/15/19 @		19,000	19,404
Vector Group 1.75% exercise
price $24.64, maturity date
4/15/20 ●		18,000	20,047
Vector Group 2.50% exercise
price $15.98, maturity date
1/15/19 ●		9,000	13,093
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @		29,000	28,837
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		17,000	15,566
Total Convertible Bonds
(cost $804,968)			802,493

Corporate Bonds – 25.89%
Banking – 3.62%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	27,000	21,503
Bank Nederlandse
Gemeenten
144A 1.625% 4/19/21 #		76,000	77,169
5.25% 5/20/24	AUD	16,000	14,044
Bank of America
4.45% 3/3/26		305,000	319,637
Bank of New York Mellon
2.15% 2/24/20		15,000	15,300
2.50% 4/15/21		115,000	119,244
2.80% 5/4/26		20,000	20,771
BB&T 2.05% 5/10/21		280,000	284,295
Citizens Financial Group
4.30% 12/3/25		55,000	58,002
Credit Suisse Group Funding
Guernsey 144A
4.55% 4/17/26 #		250,000	259,856
Fifth Third Bancorp
2.875% 7/27/20		25,000	26,117
Goldman Sachs Group
5.20% 12/17/19	NZD	18,000	13,448
JPMorgan Chase
1.264% 1/28/19 ●		53,000	52,929
3.20% 6/15/26		55,000	56,601
4.25% 11/2/18	NZD	85,000	61,870
4.25% 10/1/27		95,000	100,739
6.75% 8/29/49 ●		60,000	66,150
KeyBank 3.40% 5/20/26		250,000	254,380
KFW 1.50% 6/15/21		60,000	60,795
Morgan Stanley
1.488% 1/24/19 ●		57,000	56,927
2.50% 4/21/21		15,000	15,174
3.875% 1/27/26		70,000	74,460
3.95% 4/23/27		10,000	10,135
5.00% 9/30/21	AUD	54,000	43,643
PNC Funding 5.625% 2/1/17		150,000	153,727
RBC USA Holdco
5.25% 9/15/20		55,000	62,181
State Street
2.55% 8/18/20		60,000	62,299
3.55% 8/18/25		75,000	81,656
SunTrust Banks
2.35% 11/1/18		90,000	91,452
Toronto-Dominion Bank
2.125% 4/7/21		40,000	40,735
2.50% 12/14/20		70,000	72,450
U.S. Bancorp 3.10% 4/27/26		75,000	78,109

(continues)     NQ-444 [6/16] 8/16 (17357) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
UBS Group Funding Jersey
	144A 3.00% 4/15/21 #	200,000	$204,216
USB Capital IX 3.50%
10/29/49 @●		145,000	118,719
Wells Fargo
4.30% 7/22/27		20,000	21,623
4.40% 6/14/46		95,000	97,030
Zions Bancorporation
4.50% 6/13/23		60,000	63,681
			3,231,067
Basic Industry – 1.90%
BHP Billiton Finance
3.00% 3/30/20	AUD	10,000	7,426
Cemex 144A
7.75% 4/16/26 #		200,000	210,320
CF Industries 6.875% 5/1/18		105,000	114,130
Dow Chemical
8.55% 5/15/19		198,000	235,186
Eastman Chemical
3.80% 3/15/25		30,000	31,764
4.65% 10/15/44		140,000	143,758
Georgia-Pacific
8.00% 1/15/24		160,000	214,066
International Paper
5.15% 5/15/46		60,000	64,979
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	73,500
Lundin Mining 144A
7.50% 11/1/20 #		35,000	35,875
Masco 3.50% 4/1/21		75,000	76,897
Methanex 4.25% 12/1/24		40,000	35,758
OCP 144A 4.50% 10/22/25 #		200,000	196,180
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		55,000	57,876
PolyOne 5.25% 3/15/23		30,000	30,375
PPG Industries
2.30% 11/15/19		50,000	50,441
Rio Tinto Finance USA
3.75% 6/15/25		80,000	83,845
Southern Copper
5.875% 4/23/45		25,000	23,663
WR Grace 144A
5.125% 10/1/21 #		15,000	15,450
			1,701,489
Capital Goods – 0.40%
Ball
5.00% 3/15/22		10,000	10,665
5.25% 7/1/25		45,000	47,081
Fortune Brands Home &
Security 3.00% 6/15/20		35,000	36,188
Lockheed Martin
3.55% 1/15/26		45,000	48,979
Parker-Hannifin
3.30% 11/21/24		5,000	5,410
Waste Management
2.40% 5/15/23		205,000	208,278
			356,601
Consumer Cyclical – 2.21%
American Axle &
Manufacturing
6.25% 3/15/21		45,000	46,856
Aramark Services 144A
5.125% 1/15/24 #		60,000	61,350
BMW U.S. Capital
144A 2.00% 4/11/21 #		80,000	81,093
144A 2.80% 4/11/26 #		80,000	82,162
CDK Global 4.50% 10/15/24		45,000	44,776
CVS Health
2.125% 6/1/21		20,000	20,269
3.875% 7/20/25		27,000	29,755
5.00% 12/1/24		30,000	35,172
Daimler 2.75% 12/10/18	NOK	420,000	52,044
Ford Motor 7.45% 7/16/31		92,000	123,665
General Motors
6.75% 4/1/46		5,000	5,952
General Motors Financial
3.45% 4/10/22		95,000	95,056
3.70% 5/9/23		40,000	40,267
4.375% 9/25/21		20,000	21,130
5.25% 3/1/26		15,000	16,337
Goodyear Tire & Rubber
5.00% 5/31/26		55,000	56,169
Hanesbrands 144A
4.875% 5/15/26 #		95,000	95,817
Home Depot 3.00% 4/1/26		30,000	31,923
Host Hotels & Resorts
3.75% 10/15/23		60,000	60,530
4.50% 2/1/26		5,000	5,282
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,392
144A 2.55% 2/6/19 #		15,000	15,257
144A 3.00% 3/18/21 #		10,000	10,370
KFC Holding
144A 5.00% 6/1/24 #		20,000	20,400

14 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
KFC Holding
144A 5.25% 6/1/26 #		20,000	$20,550
L Brands 6.75% 7/1/36		35,000	35,153
Lear 5.25% 1/15/25		70,000	73,763
Lowe’s
2.50% 4/15/26		65,000	66,287
3.70% 4/15/46		85,000	87,631
Marriott International
3.125% 6/15/26		60,000	60,856
O’Reilly Automotive
3.55% 3/15/26		30,000	31,518
Priceline Group
3.60% 6/1/26		50,000	51,745
Starbucks 2.45% 6/15/26		35,000	35,589
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		45,000	46,937
4.50% 10/1/34 @		10,000	10,233
Target 3.625% 4/15/46		35,000	35,843
Tempur Sealy International
144A 5.50% 6/15/26 #		35,000	34,475
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	7,179
3.04% 12/20/16	NZD	120,000	85,509
Walgreens Boots Alliance
3.10% 6/1/23		110,000	112,206
3.45% 6/1/26		50,000	51,432
4.80% 11/18/44		15,000	16,201
			1,975,131
Consumer Non-Cyclical – 3.44%
AbbVie
3.20% 5/14/26		45,000	45,678
4.30% 5/14/36		35,000	35,815
4.45% 5/14/46		50,000	50,911
Aetna 3.20% 6/15/26		70,000	72,167
Anheuser-Busch InBev
Finance 3.65% 2/1/26		345,000	370,313
Arcor SAIC 144A
6.00% 7/6/23 #		15,000	15,141
AstraZeneca
3.375% 11/16/25		80,000	83,969
Becton Dickinson
6.375% 8/1/19		95,000	108,279
Biogen
4.05% 9/15/25		25,000	26,962
5.20% 9/15/45		50,000	56,447
Celgene
3.875% 8/15/25		60,000	64,120
5.00% 8/15/45		35,000	38,699
DaVita HealthCare Partners
5.00% 5/1/25		185,000	183,844
HCA
5.25% 6/15/26		60,000	62,437
5.375% 2/1/25		95,000	97,613
HealthSouth
5.125% 3/15/23		15,000	14,775
5.75% 11/1/24		10,000	10,090
5.75% 9/15/25		15,000	14,925
JB 144A 3.75% 5/13/25 #		150,000	155,827
Kraft Heinz Foods
144A 3.00% 6/1/26 #		105,000	106,080
144A 4.375% 6/1/46 #		10,000	10,620
LifePoint Health 144A
5.375% 5/1/24 #		60,000	60,300
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #		70,000	62,798
Molson Coors Brewing
2.10% 7/15/21		15,000	15,063
3.00% 7/15/26		45,000	45,052
4.20% 7/15/46		30,000	30,256
Mylan
144A 3.15% 6/15/21 #		15,000	15,232
144A 3.95% 6/15/26 #		145,000	147,038
New York & Presbyterian
Hospital 4.063% 8/1/56		50,000	54,013
Pernod Ricard 144A
3.25% 6/8/26 #		150,000	153,840
Prestige Brands 144A
5.375% 12/15/21 #		40,000	40,800
Reynolds American
4.00% 6/12/22		70,000	76,176
4.45% 6/12/25		130,000	145,857
Sysco 3.30% 7/15/26		170,000	176,739
Tenet Healthcare
4.50% 4/1/21		50,000	50,625
Thermo Fisher Scientific
3.00% 4/15/23		290,000	296,495
Universal Health Services
144A 5.00% 6/1/26 #		15,000	15,075
Zimmer Biomet Holdings
3.375% 11/30/21		45,000	46,952
4.45% 8/15/45		15,000	15,327
			3,072,350

(continues)     NQ-444 [6/16] 8/16 (17357) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy – 1.26%
AmeriGas Finance
7.00% 5/20/22		35,000	$37,122
Chevron 2.954% 5/16/26		60,000	62,085
ConocoPhillips
4.95% 3/15/26		45,000	51,124
Ecopetrol
5.875% 9/18/23		20,000	20,650
5.875% 5/28/45		20,000	17,480
Energy Transfer Partners
4.75% 1/15/26		25,000	25,758
9.70% 3/15/19		56,000	63,441
EnLink Midstream Partners
2.70% 4/1/19		30,000	29,177
Enterprise Products Operating
3.95% 2/15/27		65,000	69,088
7.034% 1/15/68 ●		10,000	10,540
Murphy Oil USA
6.00% 8/15/23		80,000	83,200
Noble Energy
5.05% 11/15/44		50,000	50,540
Petrobras Global Finance
6.25% 3/17/24		6,000	5,340
7.875% 3/15/19		20,000	20,700
8.375% 5/23/21		20,000	20,690
8.75% 5/23/26		5,000	5,037
Petroleos Mexicanos
144A 6.375% 2/4/21 #		10,000	10,898
6.625% 6/15/35		45,000	46,620
144A 6.875% 8/4/26 #		15,000	16,807
Plains All American Pipeline
8.75% 5/1/19		90,000	102,945
Regency Energy Partners
5.875% 3/1/22		85,000	91,025
Shell International Finance
2.875% 5/10/26		20,000	20,346
4.00% 5/10/46		35,000	35,790
Williams Partners
7.25% 2/1/17		80,000	82,405
Woodside Finance
144A 3.65% 3/5/25 #		30,000	29,358
144A 8.75% 3/1/19 #		65,000	74,926
YPF
144A 8.50% 3/23/21 #		10,000	10,700
144A 8.75% 4/4/24 #		20,000	21,550
144A 31.354% 7/7/20 #●		15,000	15,000
			1,130,342
Financials – 0.97%
AerCap Ireland Capital
3.95% 2/1/22		150,000	150,375
Affiliated Managers Group
3.50% 8/1/25		60,000	60,053
American Tower
2.80% 6/1/20		30,000	30,728
4.00% 6/1/25		65,000	69,252
Aviation Capital Group
144A 2.875% 9/17/18 #		5,000	4,956
144A 4.875% 10/1/25 #		25,000	24,569
144A 6.75% 4/6/21 #		50,000	56,563
Berkshire Hathaway
2.75% 3/15/23		35,000	36,195
3.125% 3/15/26		40,000	41,993
General Electric
4.25% 1/17/18	NZD	10,000	7,249
General Electric Capital
5.55% 5/4/20		40,000	46,146
6.00% 8/7/19		80,000	91,681
Jefferies Group
6.45% 6/8/27		30,000	33,392
6.50% 1/20/43		20,000	19,921
Lazard Group
3.75% 2/13/25		60,000	59,754
6.85% 6/15/17		17,000	17,782
Nasdaq 3.85% 6/30/26		15,000	15,271
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		100,000	100,441
			866,321
Insurance – 0.96%
Berkshire Hathaway Finance
2.90% 10/15/20		75,000	79,679
Highmark 144A
6.125% 5/15/41 #@		20,000	20,236
Liberty Mutual Group 144A
4.95% 5/1/22 #		25,000	27,662
MetLife
5.25% 12/29/49 ●		60,000	59,700
6.40% 12/15/36		90,000	96,302
Principal Life Global Funding
II 144A 3.00% 4/18/26 #		45,000	45,955
Prudential Financial
4.50% 11/15/20		20,000	22,094
5.375% 5/15/45 ●		45,000	45,450
5.625% 6/15/43 ●		35,000	36,542
5.875% 9/15/42 ●		70,000	75,775

16 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	50,000	$51,263
144A 4.125% 11/1/24 #	95,000	99,973
USI 144A 7.75% 1/15/21 #	15,000	14,906
Voya Financial
5.65% 5/15/53 ●	45,000	42,469
XLIT
4.45% 3/31/25	65,000	65,711
5.50% 3/31/45	50,000	49,567
6.50% 12/29/49 ●	40,000	27,900
		861,184
Media – 1.49%
21st Century Fox America
4.95% 10/15/45	80,000	91,459
CCO Holdings
144A 5.125% 5/1/23 #	65,000	65,528
144A 5.75% 2/15/26 #	40,000	41,300
Charter Communications
Operating 144A
4.908% 7/23/25 #	180,000	197,149
Comcast 3.15% 3/1/26	250,000	266,423
CSC Holdings 5.25% 6/1/24	150,000	136,875
Gray Television
7.50% 10/1/20	30,000	31,425
Omnicom Group
3.60% 4/15/26	10,000	10,554
Sirius XM Radio 144A
5.375% 7/15/26 #	180,000	179,100
Sky 144A 3.75% 9/16/24 #	200,000	208,155
Time Warner 2.95% 7/15/26	20,000	20,193
Tribune Media
5.875% 7/15/22	80,000	80,000
		1,328,161
Real Estate – 0.86%
Alexandria Real Estate
Equities 3.95% 1/15/27	20,000	20,658
AvalonBay Communities
2.95% 5/11/26	80,000	80,484
Corporate Office Properties
3.60% 5/15/23	55,000	53,548
5.25% 2/15/24	65,000	69,510
Crown Castle International
5.25% 1/15/23	70,000	78,807
DDR
7.50% 4/1/17	30,000	31,279
7.875% 9/1/20	15,000	18,131
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	61,695
Hospitality Properties Trust
4.50% 3/15/25	55,000	55,386
Kimco Realty 3.40% 11/1/22	10,000	10,496
Simon Property Group
2.50% 7/15/21	20,000	20,619
Sovran Acquisition
3.50% 7/1/26	40,000	40,445
UDR 4.00% 10/1/25	170,000	184,610
WP Carey 4.60% 4/1/24	45,000	46,243
		771,911
Services – 0.52%
AECOM 5.875% 10/15/24	40,000	41,200
GEO Group
5.125% 4/1/23	55,000	53,900
5.875% 10/15/24	30,000	30,525
MGM Resorts International
6.00% 3/15/23	148,000	156,510
United Rentals North America
5.50% 7/15/25	103,000	101,841
5.875% 9/15/26	10,000	9,975
Vale Overseas
5.875% 6/10/21	25,000	25,094
Zayo Group 6.00% 4/1/23	45,000	45,900
		464,945
Technology – 1.01%
Diamond 1 Finance/Diamond
2 Finance 144A
6.02% 6/15/26 #	90,000	93,996
Fidelity National Information
Services 5.00% 10/15/25	85,000	96,672
First Data
144A 5.00% 1/15/24 #	30,000	30,187
144A 5.75% 1/15/24 #	205,000	204,231
144A 7.00% 12/1/23 #	17,000	17,276
FLIR Systems
3.125% 6/15/21	25,000	25,698
Fortive
144A 2.35% 6/15/21 #	15,000	15,237
144A 3.15% 6/15/26 #	50,000	51,564
Intel 2.60% 5/19/26	40,000	40,822
Jabil Circuit 7.75% 7/15/16	9,000	9,010
Oracle
1.90% 9/15/21	15,000	15,066

(continues)     NQ-444 [6/16] 8/16 (17357) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Oracle
2.40% 9/15/23	225,000	$226,019
4.00% 7/15/46	75,000	75,812
		901,590
Telecommunications – 1.95%
American Tower Trust I 144A
3.07% 3/15/23 #	75,000	77,184
AT&T
3.60% 2/17/23	45,000	47,010
4.125% 2/17/26	95,000	102,251
5.65% 2/15/47	100,000	114,963
CC Holdings GS V
3.849% 4/15/23	30,000	32,048
CenturyLink
5.80% 3/15/22	75,000	73,102
6.75% 12/1/23	50,000	49,313
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	278,277
Digicel Group 144A
8.25% 9/30/20 #	200,000	168,000
Equinix 5.375% 4/1/23	80,000	83,000
Frontier Communications
8.875% 9/15/20	50,000	53,563
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,911
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	206,090
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	55,176
144A 2.898% 10/15/19 #	40,000	40,555
Sprint Communications
144A 7.00% 3/1/20 #	15,000	15,780
144A 9.00% 11/15/18 #	70,000	74,813
T-Mobile USA
6.125% 1/15/22	60,000	63,150
Verizon Communications
4.862% 8/21/46	75,000	82,318
WPP Finance 2010
5.625% 11/15/43	20,000	23,062
		1,739,566
Transportation – 0.78%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	34,453	35,056
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	27,402	28,498
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	42,953	43,273
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	10,000	10,525
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	20,000	21,169
Burlington Northern Santa Fe
4.70% 9/1/45	85,000	100,207
ERAC USA Finance 144A
3.30% 12/1/26 #	100,000	102,465
FedEx 4.75% 11/15/45	20,000	22,380
Norfolk Southern
2.90% 6/15/26	55,000	56,710
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	51,454
144A 3.375% 2/1/22 #	90,000	91,894
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	23,568	24,882
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	53,400	56,537
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	5,000	5,094
United Parcel Service
5.125% 4/1/19	40,000	44,311
		694,455
Utilities – 4.52%
AGL Capital 3.25% 6/15/26	40,000	40,968
Alabama Power
4.30% 1/2/46	40,000	44,999
Ameren 3.65% 2/15/26	55,000	59,423
Ameren Illinois
9.75% 11/15/18	165,000	195,899
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	158,772
American Water Capital
3.40% 3/1/25	45,000	48,846
Appalachian Power
3.40% 6/1/25	145,000	154,167
4.45% 6/1/45	35,000	38,085
Berkshire Hathaway Energy
3.75% 11/15/23	90,000	98,501
Black Hills 3.95% 1/15/26	20,000	21,263
18 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 5.25% 6/1/26 #	35,000	$35,000
5.375% 1/15/23	30,000	29,400
Cleveland Electric Illuminating
5.50% 8/15/24	60,000	71,073
CMS Energy 6.25% 2/1/20	65,000	74,888
ComEd Financing III
6.35% 3/15/33 @	65,000	70,573
Commonwealth Edison
4.35% 11/15/45	60,000	68,347
Consumers Energy
4.10% 11/15/45	15,000	16,924
Dominion Gas Holdings
4.60% 12/15/44	80,000	83,598
Dominion Resources
3.90% 10/1/25	25,000	26,832
DTE Energy 3.30% 6/15/22	60,000	63,319
Duke Energy
3.75% 4/15/24	20,000	21,511
4.80% 12/15/45	45,000	52,317
Duke Energy Carolinas
3.875% 3/15/46	25,000	26,925
Emera 6.75% 6/15/76 ●	90,000	91,429
Emera US Finance 144A
4.75% 6/15/46 #	25,000	25,474
Enel 144A
8.75% 9/24/73 #●	200,000	228,250
Enel Finance International
144A 6.00% 10/7/39 #	100,000	118,569
Entergy 4.00% 7/15/22	30,000	32,235
Entergy Louisiana
4.05% 9/1/23	150,000	167,265
Entergy Mississippi
2.85% 6/1/28	35,000	35,607
Exelon 3.95% 6/15/25	55,000	58,908
Great Plains Energy
4.85% 6/1/21	30,000	32,999
Indiana Michigan Power
4.55% 3/15/46	10,000	11,160
IPALCO Enterprises
5.00% 5/1/18	35,000	36,750
ITC Holdings 3.25% 6/30/26	65,000	65,187
Kansas City Power & Light
3.65% 8/15/25	90,000	95,411
LG&E & KU Energy
4.375% 10/1/21	110,000	121,527
Louisville Gas & Electric
4.375% 10/1/45	15,000	17,270
Metropolitan Edison 144A
4.00% 4/15/25 #	40,000	41,910
MidAmerican Energy
4.25% 5/1/46	70,000	79,379
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	10,000	10,321
2.70% 2/15/23	70,000	72,885
4.75% 4/30/43 ●	85,000	83,513
5.25% 4/20/46 ●	25,000	25,645
NextEra Energy Capital
Holdings
2.40% 9/15/19	85,000	86,845
3.625% 6/15/23	35,000	36,946
NV Energy 6.25% 11/15/20	65,000	77,030
Pennsylvania Electric
5.20% 4/1/20	75,000	79,385
Public Service of New
Hampshire
3.50% 11/1/23	50,000	53,670
Puget Energy 6.00% 9/1/21	35,000	40,780
South Carolina Electric & Gas
4.10% 6/15/46	90,000	95,479
Southern
2.75% 6/15/20	180,000	186,728
3.25% 7/1/26	70,000	72,862
4.40% 7/1/46	65,000	70,167
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	53,556
WEC Energy Group
3.55% 6/15/25	20,000	21,501
Wisconsin Electric Power
4.30% 12/15/45	35,000	40,007
Xcel Energy 3.30% 6/1/25	160,000	169,068
		4,037,348
Total Corporate Bonds
(cost $22,448,578)		23,132,461

Municipal Bonds – 0.51%
Bay Area Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	60,000	94,604
Dallas, Texas Area Rapid
Transit
Series A 5.00% 12/1/46	45,000	55,666
New Jersey Turnpike Authority

(continues)     NQ-444 [6/16] 8/16 (17357) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	$53,345
Series E 5.00% 1/1/45	45,000	53,989
Series F 7.414% 1/1/40	15,000	23,533
New York City, New York
Series C 5.00% 8/1/26	25,000	32,494
Series C 5.00% 8/1/27	10,000	12,897
South Carolina Public Service
Authority
TXBL-SER D Series D
4.77% 12/1/45	20,000	22,845
State of California
Various Purposes 7.55%
4/1/39	50,000	79,325
Texas Water Development
Board
Series A 5.00% 10/15/45	20,000	24,739
Total Municipal Bonds
(cost $440,388)		453,437

Non-Agency Asset-Backed Securities – 2.77%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	67,862	69,873
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	100,000	100,314
Series 2014-4 A2
1.43% 6/17/19	90,000	90,212
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.682% 5/15/20 ●	185,000	185,092
Bank of America Credit Card
Trust
Series 2014-A3 A
0.732% 1/15/20 ●	70,000	70,104
Series 2015-A1 A
0.772% 6/15/20 ●	185,000	185,214
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	13,217	13,227
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.482% 7/15/20 ●	100,000	99,685
Series 2016-A1 A1
0.90% 2/15/22 ●	90,000	90,155
Chase Issuance Trust
Series 2014-A5 A5
0.812% 4/15/21 ●	100,000	99,864
Series 2016-A1 A
0.852% 5/17/21 ●	100,000	100,029
Chesapeake Funding
Series 2012-2A A 144A
0.92% 5/7/24 #●	1,432	1,432
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	20,790	20,769
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	205,662
Series 2014-A9 A9
0.701% 11/23/18 ●	100,000	100,024
CNH Equipment Trust
Series 2016-B A2B
1.05% 10/15/19 ●	45,000	44,943
Discover Card Execution Note
Trust
Series 2015-A3 A
1.45% 3/15/21	100,000	101,041
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	97,320	97,981
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	45,000	45,046
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	48,250	42,692
Honda Auto Receivables
Owner Trust
Series 2015-3 A3
1.27% 4/18/19	100,000	100,421
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.002% 7/16/18 ●	35,000	34,987
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.022% 5/15/20 #●	100,000	100,149
Nissan Auto Lease Trust
Series 2015-B A2B
0.972% 12/15/17 ●	42,778	42,838
PFS Financing
Series 2015-AA A 144A
1.062% 4/15/20 #●	100,000	99,032

20 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	$100,105
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,253
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	135,000	134,192
Total Non-Agency
Asset-Backed Securities
(cost $2,482,229)		2,475,336

Non-Agency Collateralized Mortgage Obligations – 1.82%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	854	835
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	38,907	38,690
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	48,668	49,779
Series 2014-2 B1 144A
3.426% 6/25/29 #●	85,204	85,316
Series 2014-2 B2 144A
3.426% 6/25/29 #●	85,204	83,065
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,960
Series 2015-1 B1 144A
2.663% 12/25/44 #●	197,852	195,517
Series 2015-4 B1 144A
3.634% 6/25/45 #●	98,003	95,405
Series 2015-4 B2 144A
3.634% 6/25/45 #●	98,003	93,463
Series 2015-5 B2 144A
2.901% 5/25/45 #●	98,782	92,475
Series 2015-6 B1 144A
3.645% 10/25/45 #●	98,287	100,320
Series 2015-6 B2 144A
3.645% 10/25/45 #●	98,287	98,434
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	87,348	91,437
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.668% 9/25/43 #●	93,849	93,313
Series 2014-2 A4 144A
3.50% 7/25/44 #●	52,670	54,151
Series 2015-1 B2 144A
3.887% 1/25/45 #●	24,206	24,356
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	24,639	25,042
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	89,246	90,354
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	91,042	92,234
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	11,549	11,708
Series 2006-AR5 2A1
3.156% 4/25/36 ●	9,185	8,584
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.914% 3/20/45 #●	97,536	101,457
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,603,570)		1,626,895

Non-Agency Commercial Mortgage-Backed Securities –
3.02%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●	60,000	62,519
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	29,175	30,141
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.901% 12/10/49 ●	35,000	35,125
Series 2014-GC25 A4
3.635% 10/10/47	65,000	70,601
Series 2015-GC27 A5
3.137% 2/10/48	75,000	78,705

(continues)     NQ-444 [6/16] 8/16 (17357) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
Citigroup Commercial
Mortgage Trust
Series 2016-P3 A4
3.329% 4/15/49		45,000	$48,024
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #		45,000	46,894
Series 2014-CR16 A4
4.051% 4/10/47		45,000	50,427
Series 2014-CR19 A5
3.796% 8/10/47		75,000	82,534
Series 2014-CR20 A4
3.59% 11/10/47		25,000	27,187
Series 2014-CR20 AM
3.938% 11/10/47		130,000	141,561
Series 2015-3BP A 144A
3.178% 2/10/35 #		200,000	210,665
Series 2015-CR23 A4
3.497% 5/10/48		25,000	26,897
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39		30,000	30,502
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49		55,000	58,570
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.883% 11/10/46 #●		100,000	113,468
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47		80,000	88,660
Series 2015-GC32 A4
3.764% 7/10/48		35,000	38,540
Hilton USA Trust
Series 2013-HLT BFX 144A
3.367% 11/5/30 #		200,000	200,980
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48		105,000	115,323
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		85,000	89,374
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●		25,000	27,132
Series 2005-LDP5 D
5.718% 12/15/44 ●		45,000	44,850
Series 2006-LDP8 AM
5.44% 5/15/45		163,000	163,078
Series 2013-LC11 B
3.499% 4/15/46		40,000	41,461
Series 2015-JP1 A5
3.914% 1/15/49		40,000	44,628
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31		2,798	2,803
Series 2006-C6 AJ
5.452% 9/15/39 ●		70,000	69,709
Series 2006-C6 AM
5.413% 9/15/39		65,000	65,226
Morgan Stanley Bank of
	America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		40,000	43,835
Series 2015-C23 A4
3.719% 7/15/50		110,000	120,717
Series 2015-C26 A5
3.531% 10/15/48		65,000	70,304
Series 2016-C29 A4
3.325% 5/15/49		40,000	42,570
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	188,007
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45		25,000	26,289
Series 2014-LC18 A5
3.405% 12/15/47		15,000	16,051
Series 2015-NXS3 A4
3.617% 9/15/57		80,000	86,882
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $2,669,561)			2,700,239

Regional Bonds – 0.36%Δ
Australia – 0.06%
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	75,000	59,696
			59,696

22 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Regional BondsΔ (continued)
Canada – 0.30%
Province of British Columbia
2.25% 6/2/26		55,000	$56,459
Province of Manitoba
2.125% 6/22/26		45,000	44,794
Province of Ontario
3.45% 6/2/45	CAD	56,000	49,375
Province of Quebec
2.50% 4/20/26		55,000	56,666
6.00% 10/1/29	CAD	54,000	58,781
			266,075
Total Regional Bonds
(cost $322,237)			325,771

Senior Secured Loans – 2.46%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		33,150	33,274
Aramark Tranche E 1st Lien
3.25% 9/7/19		84,542	84,732
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23		59,850	59,921
Community Health Systems
Tranche F 1st Lien
3.924% 12/31/18		39,140	38,895
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		8,542	8,549
First Data Tranche B 1st Lien
4.452% 3/24/21		292,556	292,081
HCA Tranche B6 1st Lien
3.71% 3/18/23		178,802	179,682
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		270,713	271,221
Houghton International 1st
Lien 4.25% 12/20/19		341,851	340,996
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		86,192	86,102
Landry’s Tranche B 1st Lien
4.00% 4/24/18		70,072	70,133
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		125,000	125,125
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		164,063	149,297
Solera Holdings Tranche B 1st
Lien 5.75% 3/3/23		54,863	54,960
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		315,750	314,200
USI Tranche B 1st Lien
4.25% 12/27/19		86,869	86,141
Total Senior Secured Loans
(cost $2,172,854)			2,195,309

Sovereign Bonds – 1.51%Δ
Australia – 0.08%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	73,594
			73,594
Brazil – 0.07%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	104,000	31,801
10.00% 1/1/23	BRL	113,000	32,117
			63,918
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	13,000	12,629
			12,629
Hungary – 0.08%
Hungary Government
International Bond
5.75% 11/22/23		60,000	68,407
			68,407
Indonesia – 0.35%
Indonesia Government
	International Bond 144A
4.875% 5/5/21 #		200,000	217,648
Indonesia Treasury Bond
8.375% 9/15/26	IDR	1,130,000,000	90,727
			308,375
Mexico – 0.24%
Mexican Bonos
5.75% 3/5/26	MXN	3,981,000	216,350
			216,350
Poland – 0.19%
Poland Government Bond
2.50% 7/25/26	PLN	496,000	121,543
3.25% 7/25/25	PLN	172,000	45,110
			166,653
Portugal – 0.04%
Portugal Government
	International Bond 144A
5.125% 10/15/24 #		39,000	39,379
			39,379

(continues)     NQ-444 [6/16] 8/16 (17357) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Republic of Korea – 0.10%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	103,150,960	$91,461
			91,461
Russia – 0.09%
Russian Foreign Bond -
Eurobond
7.85% 3/10/18	RUB	5,000,000	76,482
			76,482
South Africa – 0.04%
South Africa Government
Bond 8.00% 1/31/30	ZAR	510,000	31,435
			31,435
Ukraine – 0.11%
Ukraine Government
	International Bond 144A
7.75% 9/1/19 #		100,000	99,000
			99,000
United Kingdom – 0.05%
United Kingdom Gilt
3.25% 1/22/44	GBP	7,900	14,043
3.50% 1/22/45	GBP	18,400	34,135
			48,178
Uruguay – 0.06%
Uruguay Government
International Bond
4.375% 10/27/27		54,000	57,240
			57,240
Total Sovereign Bonds
(cost $1,348,534)			1,353,101

Supranational Banks – 0.43%
Asian Development Bank
0.50% 3/24/20 @	AUD	63,000	43,806
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	590,000,000	44,157
Inter-American Development
Bank 6.00% 9/5/17	INR	4,500,000	66,038
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	270,000	198,341
4.625% 10/6/21	NZD	25,000	19,416
International Finance
3.625% 5/20/20	NZD	11,000	8,116
Total Supranational Banks
(cost $372,598)			379,874

U.S. Treasury Obligations – 1.80%
U.S. Treasury Bonds
2.50% 5/15/46		55,000	57,316
3.00% 11/15/45		35,000	40,246
U.S. Treasury Notes
0.46% 4/30/18 ●		10,000	10,004
1.125% 6/30/21		875,000	879,614
1.625% 5/15/26		30,000	30,368
2.25% 11/15/25 ∞		550,000	586,803
Total U.S. Treasury
Obligations
(cost $1,585,417)			1,604,351

		Number of
		shares
Preferred Stock – 0.84%
General Electric 5.00% ●		133,000	141,279
Integrys Energy Group
6.00% @●		3,500	94,719
PNC Preferred Funding Trust II
144A 1.875% #●		200,000	176,500
US Bancorp 3.50% ●		400	338,500
Total Preferred Stock
(cost $678,551)			750,998

Rights – 0.00%
B2W Cia Digital exercise price
	BRL 10.00, expiration date
7/20/16 †		3,710	0
Total Rights (cost $0)			0

		Number of
		contracts
Options Purchased – 0.00%
Futures Call Option – 0.00%
U.S. Treasury 10 yr Note
	Future, strike price $135,
	expiration date 7/22/16	29	3,625
Total Options Purchased
(cost $6,910)			3,625

24 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 8.13%
Discount Notes – 6.96%≠
Federal Home Loan Bank
0.261% 8/5/16	941,988	$941,768
0.318% 7/13/16	2,267,550	2,267,430
0.325% 8/3/16	512,029	511,916
0.335% 7/12/16	427,325	427,304
0.335% 7/21/16	593,507	593,455
0.34% 7/22/16	421,950	421,911
0.35% 7/25/16	302,844	302,811
0.38% 7/18/16	260,263	260,244
0.39% 9/21/16	58,631	58,595
0.39% 9/23/16	71,519	71,474
0.516% 8/15/16	363,859	363,750
		6,220,658
Repurchase Agreements – 1.17%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $367,151
(collateralized by U.S.
government obligations
4.25% 11/15/40;
market value $374,491)	367,148	367,148
Bank of Montreal
0.30%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $611,918
(collateralized by U.S.
government obligations
0.00%–8.75%
11/3/16–8/25/45; market
value $624,151)	611,913	611,913
BNP Paribas
0.40%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $60,940
(collateralized by U.S.
government obligations
0.00%–1.50%
8/31/18–5/15/44; market
value $62,158)	60,939	60,939
		1,040,000
Total Short-Term
Investments
(cost $7,260,126)		7,260,658
Total Value of
Securities – 106.22%
(cost $86,395,899)		94,920,570
Liabilities Net of
Receivables and Other
Assets – (6.22%)		(5,559,128)
Net Assets Applicable to
9,512,345 Shares
Outstanding – 100.00%		$89,361,442
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $11,247,182,which represents 12.59% of the Fund’s net assets.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $1,976,727, which represents 2.21% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016,the aggregate value of fair valued securities was $69,767, which represents 0.08% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at June 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

(continues)     NQ-444 [6/16] 8/16 (17357) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(242,648)	USD	179,600	7/29/16	$(1,167)
BAML	CAD	(178,642)	USD	139,833	7/29/16	1,543
BAML	EUR	160,036	USD	(181,180)	7/29/16	(3,385)
BAML	JPY	3,549,421	USD	(33,410)	7/29/16	993
BAML	NZD	(235,678)	USD	166,514	7/29/16	(1,501)
BB	COP	268,119,755	USD	(89,786)	7/29/16	1,377
BB	EUR	(3,252)	USD	3,603	7/29/16	(9)
BB	IDR	437,636,100	USD	(32,732)	7/29/16	363
BNP	AUD	(52,363)	USD	38,699	7/29/16	(310)
BNP	INR	2,198,043	USD	(32,558)	7/29/16	(176)
BNP	NOK	(292,295)	USD	35,450	7/29/16	524
BNYM	AUD	(10,827)	USD	8,067	7/5/16	(7)
BNYM	BRL	102,283	USD	(31,378)	7/5/16	415
BNYM	CAD	(44,264)	USD	34,048	7/6/16	(212)
BNYM	CHF	(45,314)	USD	46,321	7/5/16	(97)
BNYM	DKK	(98,917)	USD	14,689	7/5/16	(72)
BNYM	EUR	788,748	USD	(875,990)	7/1/16	(648)
BNYM	EUR	(157,940)	USD	175,082	7/5/16	(220)
BNYM	GBP	45,509	USD	(60,553)	7/1/16	32
BNYM	GBP	(40,684)	USD	53,921	7/5/16	(242)
BNYM	HKD	(276,527)	USD	35,627	7/5/16	(19)
BNYM	JPY	(17,602,622)	USD	171,384	7/5/16	902
BNYM	SEK	(220,665)	USD	26,016	7/5/16	(70)
HSBC	GBP	7,295	USD	(10,417)	7/29/16	(703)
JPMC	KRW	(98,158,430)	USD	83,906	7/29/16	(1,190)
JPMC	PLN	(170,612)	USD	43,858	7/29/16	647
TD	EUR	(65,574)	USD	72,580	7/29/16	(270)
TD	JPY	(3,679,798)	USD	34,678	7/29/16	(989)
TD	NZD	(154,849)	USD	109,303	7/29/16	(1,089)
						$(5,580)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(19)	E-mini S&P 500 Index	$(1,933,271)	$(1,985,690)	9/19/16	$(52,419)
(1)	U.S. Treasury 10 yr Notes	(131,356)	(132,984)	9/22/16	(1,628)
16	U.S. Treasury Long Bonds	2,645,728	2,757,500	9/22/16	111,772
		$581,101			$57,725

26 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

Swap Contract
CDS Contract1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	(Receipts) Payments	Date	(Received)	(Depreciation)[3]
Protection Sold:
HSBC	CDX.EM.25[4]	735,000	1.00%	6/20/21	$(64,332)	$8,826

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $221.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CHF – Swiss Franc
CLO – Collateralized Loan Obligation
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

NQ-444 [6/16] 8/16 (17357) 27

Notes

Delaware Foundation® Conservative Allocation Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$86,395,899
Aggregate unrealized appreciation of investments	$11,986,162
Aggregate unrealized depreciation of investments	(3,461,491)
Net unrealized appreciation of investments	$8,524,671

28 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-444 [6/16] 8/16 (17357) 29

Notes

June 30, 2016 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$24,547,971	$93,936	$24,641,907
Corporate Debt	—	23,934,954	—	23,934,954
Foreign Debt	—	2,058,746	—	2,058,746
Municipal Bonds	—	453,437	—	453,437
Senior Secured Loans[1]	—	2,046,012	149,297	2,195,309
Common Stock
Consumer Discretionary	2,059,434	1,666,182	—	3,725,616
Consumer Staples	1,587,984	1,652,009	—	3,239,993
Energy	1,631,902	246,741	—	1,878,643
Financials	4,358,744	1,521,130	—	5,879,874
Healthcare	3,323,387	1,265,083	—	4,588,470
Industrials	1,802,331	1,763,652	—	3,565,983
Information Technology	4,937,021	871,177	—	5,808,198
Materials	701,357	450,860	—	1,152,217
Telecommunication Services	893,901	686,013	—	1,579,914
Utilities	267,682	118,879	—	386,561
Convertible Preferred Stock[1]	125,721	1,001	—	126,722
Exchange-Traded Funds	84,394	—	—	84,394
Preferred Stock[1]	338,500	412,498	—	750,998
Rights	—	—	—	—
U.S. Treasury Obligations	—	1,604,351	—	1,604,351
Short-Term Investments	—	7,260,658	—	7,260,658
Option Purchased	3,625	—	—	3,625
Total Value of Securities	$22,115,983	$72,561,354	$243,233	$94,920,570
Foreign Currency Exchange
Contracts	$—	$(5,580)	$—	$(5,580)
Futures Contracts	57,725	—	—	57,725
Swap Contracts	—	8,826	—	8,826

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.62%	0.38%	100.00%
Senior Secured Loans	—	93.20%	6.80%	100.00%
Convertible Preferred Stock	99.21%	0.79%	—	100.00%
Preferred Stock	45.07%	54.93%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at June 30, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

30 NQ-444 [6/16] 8/16 (17357)

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-444 [6/16] 8/16 (17357) 31

Schedule of investment

Delaware Foundation® Growth Allocation Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 71.65%
U.S. Markets – 41.90%
Consumer Discretionary – 4.23%
Amazon.com †	100	$71,562
Aramark	670	22,391
BorgWarner	960	28,339
Cheesecake Factory	670	32,254
Chuy’s Holdings †	440	15,228
Cinemark Holdings	1,320	48,127
Comcast Class A	1,940	126,469
Del Frisco’s Restaurant
Group †	2,575	36,874
Discovery Communications
Class A †	754	19,023
Discovery Communications
Class C †	3,443	82,116
Express †	2,740	39,757
Fiesta Restaurant Group †	1,290	28,135
Ford Motor	4,490	56,439
G-III Apparel Group †	1,100	50,292
Home Depot	670	85,552
Jack in the Box	750	64,440
Johnson Controls	6,100	269,986
L Brands	3,447	231,397
Liberty Global Class A †	1,852	53,819
Liberty Global Class C †	5,740	164,451
Liberty Interactive Corp QVC
Group Class A †	13,775	349,472
Lowe’s	3,400	269,178
Malibu Boats Class A @†	2,415	29,173
National CineMedia	2,500	38,700
Newell Brands	596	28,948
NIKE Class B	690	38,088
Popeyes Louisiana Kitchen †	925	50,542
Shutterfly †	1,000	46,610
Starbucks	1,160	66,259
Steven Madden †	1,752	59,883
Tenneco †	1,200	55,932
Tractor Supply	880	80,238
TripAdvisor †	3,636	233,795
Walt Disney	1,590	155,534
		3,029,003
Consumer Staples – 2.75%
Archer-Daniels-Midland	6,400	274,496
Casey’s General Stores	900	118,359
CVS Health	3,670	351,366
General Mills	710	50,637
J&J Snack Foods @	520	62,020
Kimberly-Clark	470	64,616
Kraft Heinz	3,233	286,056
Mondelez International	5,800	263,958
PepsiCo	570	60,386
Procter & Gamble	1,120	94,830
Walgreens Boots Alliance	4,072	339,075
		1,965,799
Energy – 2.55%
Carrizo Oil & Gas †	1,575	56,464
Chevron	3,230	338,606
ConocoPhillips	5,900	257,240
EOG Resources	440	36,705
Exxon Mobil	2,030	190,292
Halliburton	6,810	308,425
Marathon Oil	10,800	162,108
Occidental Petroleum	4,230	319,619
Parsley Energy Class A †	1,005	27,195
PDC Energy †	410	23,620
RSP Permian †	1,120	39,077
Schlumberger	850	67,218
		1,826,569
Financials – 9.26%
Aflac	1,120	80,819
Allstate	3,900	272,805
American Equity Investment
Life Holding	2,390	34,057
American Tower	850	96,569
Ameriprise Financial	430	38,635
Apartment Investment &
Management	950	41,952
AvalonBay Communities	200	36,078
Bank of New York Mellon	6,500	252,525
BB&T	7,300	259,953
BBCN Bancorp	2,865	42,746
BlackRock	160	54,805
Boston Properties	325	42,867
Brandywine Realty Trust	2,100	35,280
Bryn Mawr Bank	715	20,878
Camden Property Trust	350	30,947
Capital One Financial	960	60,970
Cardinal Financial	1,650	36,201
Citigroup	1,910	80,965
City Holding @	1,091	49,608
CoBiz Financial @	2,155	25,213
Cousins Properties	2,600	27,040
Crown Castle International	4,207	426,716
DCT Industrial Trust	2,516	120,869

(continues)     NQ-452 [6/16] 8/16 (17359) 1

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	1,875	$34,013
Douglas Emmett	1,125	39,960
Duke Realty	1,850	49,321
EastGroup Properties	755	52,035
Empire State Realty Trust	425	8,071
EPR Properties	1,500	121,020
Equinix	653	253,188
Equity LifeStyle Properties	725	58,036
Equity One	1,425	45,857
Equity Residential	525	36,162
Essex Property Trust	175	39,916
Evercore Partners Class A	1,170	51,702
Extra Space Storage	625	57,837
Federal Realty Investment Trust	300	49,665
First Industrial Realty Trust	2,585	71,915
First Potomac Realty Trust	2,550	23,460
FirstMerit	2,415	48,952
Flushing Financial @	1,880	37,374
General Growth Properties	1,350	40,257
Great Western Bancorp	1,510	47,625
Healthcare Realty Trust	775	27,117
Healthcare Trust of America Class A	1,362	44,047
Highwoods Properties	825	43,560
Host Hotels & Resorts	4,715	76,430
Houlihan Lokey	1,135	25,390
Independent Bank @	715	32,675
Infinity Property & Casualty @	450	36,297
Intercontinental Exchange	1,295	331,468
Invesco	1,720	43,929
JPMorgan Chase	1,830	113,716
KeyCorp	4,780	52,819
Kilroy Realty	525	34,802
Kimco Realty	1,425	44,717
Kite Realty Group Trust	2,230	62,507
LaSalle Hotel Properties	2,515	59,304
Lexington Realty Trust	2,025	20,473
Liberty Property Trust	925	36,741
LTC Properties	875	45,264
Macerich	500	42,695
Mack-Cali Realty	1,615	43,605
Marsh & McLennan	4,200	287,532
National Retail Properties	2,170	112,232
Old National Bancorp	3,680	46,110
Pebblebrook Hotel Trust	2,235	58,669
Post Properties	625	38,156
Primerica	1,095	62,678
Prologis	825	40,458
Prosperity Bancshares	1,055	53,794
Prudential Financial	510	36,383
PS Business Parks	425	45,084
Public Storage	275	70,287
Ramco-Gershenson Properties Trust @	5,080	99,619
Raymond James Financial	760	37,468
Regency Centers	575	48,145
RLJ Lodging Trust	1,075	23,059
Sabra Health Care REIT	1,125	23,214
Selective Insurance Group @	1,325	50,628
Simon Property Group	150	32,535
SL Green Realty	325	34,603
Sovran Self Storage	720	75,542
Spirit Realty Capital	2,850	36,395
State Street	720	38,822
Sterling Bancorp	3,225	50,633
Stifel Financial †	1,360	42,772
Tanger Factory Outlet Centers	950	38,171
Taubman Centers	450	33,390
Travelers	670	79,757
UDR	1,075	39,689
Umpqua Holdings	2,860	44,244
United Fire Group	870	36,914
Urban Edge Properties	200	5,972
Ventas	525	38,231
Vornado Realty Trust	400	40,048
Webster Financial	1,625	55,169
Wells Fargo	2,200	104,126
Welltower	525	39,989
Western Alliance Bancorp †	1,510	49,302
WSFS Financial	865	27,844
		6,630,084
Healthcare – 6.67%
AbbVie	1,580	97,818
Acorda Therapeutics †	1,420	36,217
Air Methods †	1,440	51,595
Alkermes †	860	37,169
Allergan †	1,982	458,020
Biogen †	1,135	274,466
Cardinal Health	3,400	265,234
Catalent †	2,140	49,199
Celgene †	4,896	482,892

2 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Cepheid †	1,565	$48,124
CONMED	1,190	56,799
CryoLife @	2,952	34,863
DENTSPLY SIRONA	3,097	192,138
Express Scripts Holding †	4,680	354,744
Gilead Sciences	1,180	98,436
HealthSouth	520	20,186
IMS Health Holdings †	192	4,869
Johnson & Johnson	2,300	278,990
Ligand Pharmaceuticals Class B †	540	64,406
Medicines †	1,290	43,383
Merck	7,020	404,422
Merit Medical Systems †	2,138	42,397
Pfizer	11,548	406,605
Prestige Brands Holdings †	776	42,990
Quest Diagnostics @	3,400	276,794
Quidel †	2,090	37,327
Quintiles Transnational Holdings †	197	12,868
Retrophin †	2,280	40,607
Spectrum Pharmaceuticals †	3,960	26,017
Team Health Holdings †	1,165	47,381
TESARO †	765	64,298
Thermo Fisher Scientific	540	79,790
UnitedHealth Group	740	104,488
Vanda Pharmaceuticals †	3,400	38,046
Vertex Pharmaceuticals †	500	43,010
WellCare Health Plans †	685	73,487
West Pharmaceutical Services	1,035	78,536
Wright Medical Group †	255	4,429
		4,773,040
Industrials – 3.92%
AAON	2,365	65,061
ABM Industries	1,210	44,141
Applied Industrial
Technologies	1,310	59,133
Barnes Group	1,720	56,966
Columbus McKinnon @	2,311	32,701
Continental Building
Products †	2,695	59,910
Eaton	730	43,603
ESCO Technologies @	1,450	57,913
Essendant	1,525	46,604
Esterline Technologies †	190	11,788
Federal Signal	2,235	28,787
General Electric	5,400	169,992
Granite Construction	1,410	64,225
Honeywell International	660	76,771
JB Hunt Transport Services	470	38,037
Kadant @	1,245	64,130
KEYW Holding †	1,396	13,876
Kforce	2,725	46,025
KLX †	1,015	31,465
Lockheed Martin	380	94,305
MYR Group †	1,310	31,545
Nielsen Holdings	4,994	259,538
Northrop Grumman	1,200	266,736
On Assignment †	1,400	51,730
Parker-Hannifin	780	84,279
Raytheon	2,000	271,900
Republic Services	680	34,891
Rockwell Collins	430	36,610
Swift Transportation †	1,260	19,417
Tetra Tech	1,515	46,579
Union Pacific	950	82,888
United Technologies	1,050	107,678
US Ecology	840	38,598
WageWorks †	865	51,736
Waste Management	4,200	278,334
XPO Logistics †	1,440	37,814
		2,805,706
Information Technology – 9.68%
Accenture Class A	560	63,442
Adobe Systems †	720	68,969
Alphabet Class A †	631	443,927
Alphabet Class C †	331	229,085
Analog Devices	480	27,187
Anixter International †	595	31,702
Apple	2,120	202,672
Applied Micro Circuits †	6,325	40,607
Broadcom	420	65,268
CA @	8,174	268,352
Callidus Software †	2,300	45,954
Cisco Systems	12,010	344,567
Convergys	1,695	42,375
eBay †	10,100	236,441
Electronic Arts †	4,943	374,482
ExlService Holdings †	1,200	62,892
Facebook Class A †	4,131	472,091
GrubHub †	845	26,254
Guidewire Software †	795	49,099

(continues)     NQ-452 [6/16] 8/16 (17359) 3

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
inContact †	2,425	$33,586
Infinera †	2,765	31,189
Intel	10,870	356,536
Intuit	1,673	186,724
j2 Global	930	58,748
MasterCard Class A	3,660	322,300
Maxim Integrated Products	2,060	73,521
MaxLinear Class A †	1,835	32,993
Microsemi †	1,140	37,255
Microsoft	9,406	481,305
NETGEAR †	740	35,180
PayPal Holdings †	10,280	375,323
Plantronics	720	31,680
Proofpoint †	1,030	64,983
Q2 Holdings †	680	19,054
Qlik Technologies †	1,110	32,834
QUALCOMM	8,542	457,595
Sabre	2,430	65,100
salesforce.com †	1,090	86,557
SciQuest @†	1,790	31,611
Semtech †	1,905	45,453
Silicon Laboratories †	860	41,916
SS&C Technologies Holdings	1,100	30,888
Synaptics †	830	44,613
TeleTech Holdings	1,425	38,660
Tyler Technologies †	515	85,856
Visa Class A	5,947	441,089
Xerox @	25,100	238,199
Yahoo †	1,500	56,340
		6,932,454
Materials – 1.14%
Axalta Coating Systems †	1,800	47,754
Balchem	445	26,544
Boise Cascade †	1,180	27,081
Chemtura †	1,265	33,371
Eastman Chemical	1,000	67,900
EI du Pont de Nemours	4,100	265,680
Kaiser Aluminum	600	54,246
Minerals Technologies	1,045	59,356
Neenah Paper	925	66,942
Quaker Chemical	570	50,844
WestRock	1,098	42,679
Worthington Industries	1,710	72,333
		814,730
Telecommunication Services – 1.10%
AT&T	10,490	453,273
ATN International	600	46,686
Verizon Communications	5,100	284,784
		784,743
Utilities – 0.60%
Edison International	3,700	287,379
NorthWestern	1,085	68,431
South Jersey Industries	800	25,296
Spire	710	50,296
		431,402
Total U.S. Markets (cost $19,682,186)		29,993,530

Developed Markets – 21.74%§
Consumer Discretionary – 3.65%
Bayerische Motoren Werke	2,487	180,992
Cie Financiere Richemont Class A	920	53,852
Cie Generale des Etablissements Michelin	450	42,408
Continental	265	50,145
Denso	900	31,667
Hennes & Mauritz Class B	1,620	47,662
Industria de Diseno Textil	1,730	58,118
J Front Retailing	2,600	26,958
Kering	759	122,185
Liberty Global LiLAC Class A †	231	7,454
Liberty Global LiLAC Class C †	716	23,268
LVMH Moet Hennessy Louis Vuitton	250	37,684
Nitori Holdings	1,542	187,020
Publicis Groupe	1,299	86,906
RTL Group	587	47,940
Sekisui Chemical	4,800	59,140
Shimano	300	45,869
Singapore Press Holdings	12,700	37,424
Sodexo	460	49,280
Sumitomo Electric Industries	3,500	46,324
Sumitomo Rubber Industries	13,400	179,398
Swatch Group	190	55,290
Taylor Wimpey	22,700	40,272
Techtronic Industries	53,500	223,416
Toyota Motor	5,686	280,311
USS	2,300	38,011
Valeo	2,055	91,230
Volkswagen	200	26,513
Whitbread	820	38,367

4 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
WPP	2,940	$61,274
Yue Yuen Industrial Holdings	84,500	334,901
		2,611,279
Consumer Staples – 3.49%
Anheuser-Busch InBev	720	95,210
Aryzta †	4,406	162,828
Asahi Group Holdings	2,300	74,370
British American Tobacco	1,800	116,692
Carlsberg Class B	2,482	236,803
Chocoladefabriken Lindt & Spruengli Class PC	9	53,677
Coca-Cola Amatil	20,625	127,318
Danone	950	66,484
Diageo	3,830	106,994
Heineken	690	63,288
Japan Tobacco	7,600	306,297
Jeronimo Martins	3,380	53,309
Kao	1,100	64,066
Koninklijke Ahold	2,960	65,364
L’Oreal	420	80,410
Nestle	3,415	264,589
NH Foods	2,000	48,988
Reckitt Benckiser Group	590	59,160
SABMiller	810	47,238
Tesco †	58,442	137,257
Treasury Wine Estates	8,450	58,718
Unilever	1,260	60,373
Unilever CVA	1,490	69,299
WH Group 144A #	50,000	39,600
Woolworths	2,280	35,861
		2,494,193
Energy – 0.56%
Amec Foster Wheeler	3,500	23,013
Neste	1,205	43,210
Suncor Energy	5,200	144,253
TOTAL	4,019	192,735
		403,211
Financials – 2.71%
AIA Group	11,400	68,556
AXA	10,430	206,228
Banco Espirito Santo Class R @=†	105,000	0
Bank Leumi Le-Israel †	17,150	60,216
Bankia	40,500	29,483
Cheung Kong Property Holdings	5,000	31,503
Commonwealth Bank of Australia	2,090	117,312
Daito Trust Construction	500	81,181
Euronext 144A #	1,040	38,152
ING Groep CVA	15,929	164,800
Kinnevik Class B †	1,710	40,877
Mitsubishi UFJ Financial Group	58,414	261,861
Nordea Bank	28,263	239,773
Platinum Asset Management	9,100	39,522
QBE Insurance Group	5,250	41,473
Schroders	1,320	41,713
Seven Bank	11,100	34,453
Sony Financial Holdings	3,700	41,835
Standard Chartered	24,859	188,605
Swire Properties	10,800	28,776
UniCredit	58,762	129,233
Westfield	6,550	52,614
		1,938,166
Healthcare – 3.63%
Actelion	230	38,731
Astellas Pharma	4,900	76,843
Bayer	1,075	107,968
Fresenius	825	60,619
ICON †	735	51,457
Indivior	13,800	46,435
Merck	565	57,428
Miraca Holdings	1,100	47,705
Novartis	5,477	452,064
Novo Nordisk ADR	3,960	212,969
Novo Nordisk Class B	1,840	99,089
Orion Class B	930	36,112
Ramsay Health Care	870	47,020
Roche Holding	680	179,438
Sanofi	4,001	332,414
Shire	2,264	139,921
Smith & Nephew	3,030	51,453
STADA Arzneimittel	3,810	197,462
Sumitomo Dainippon Pharma	4,000	69,331
Teva Pharmaceutical Industries ADR	5,900	296,357
		2,600,816
Industrials – 4.03%
ABB †	2,000	39,584

(continues)     NQ-452 [6/16] 8/16 (17359) 5

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Aggreko	2,600	$44,468
ANDRITZ	870	41,253
Aurizon Holdings	14,200	51,522
Boskalis Westminster	1,040	35,488
Cathay Pacific Airways	21,000	30,808
Cie de Saint-Gobain	1,280	48,519
Deutsche Lufthansa	2,560	30,099
Deutsche Post	8,693	244,904
East Japan Railway	3,103	287,565
Elbit Systems	545	49,353
Experian	3,030	57,485
Fraport Frankfurt Airport Services Worldwide	810	43,368
Fuji Electric	14,000	58,289
International Consolidated Airlines Group	8,300	41,096
ITOCHU	26,873	328,743
Japan Airlines	1,500	48,259
JTEKT	2,400	27,203
Koninklijke Philips	8,422	209,171
Meggitt	27,930	151,812
Minebea	9,300	63,183
Mitsubishi Electric	5,000	59,692
Mitsubishi Heavy Industries	11,000	44,233
Rexel	5,834	73,347
Singapore Airlines	4,200	33,352
Teleperformance	4,036	343,795
Travis Perkins	2,240	44,195
Vinci	4,501	317,621
Yamato Holdings	1,700	39,034
		2,887,441
Information Technology – 1.20%
Amadeus IT Holding	1,320	58,158
Atos	530	43,698
Brother Industries	3,400	36,470
CGI Group Class A †	5,746	245,460
Infineon Technologies	3,540	51,247
InterXion Holding †	1,140	42,043
NICE	610	38,816
Omron	1,400	45,697
Playtech	13,673	145,460
SAP	795	59,709
Seiko Epson	3,700	59,317
Trend Micro	900	32,188
		858,263
Materials – 1.01%
Air Liquide	510	53,133
Alamos Gold	10,080	86,682
Anglo American ADR	2,900	14,036
Arkema	550	42,049
Chr Hansen Holding	575	37,763
Daicel	3,000	31,086
EMS-Chemie Holding	102	52,663
Johnson Matthey	1,028	38,557
Kuraray	3,100	36,988
Rio Tinto	3,983	123,738
Shin-Etsu Chemical	800	46,871
South32 †	34,200	40,109
Umicore	860	44,423
Yamana Gold	13,748	71,509
		719,607
Telecommunication Services – 1.19%
BT Group	11,500	63,211
Deutsche Telekom	2,680	45,700
KDDI	2,400	72,983
Nippon Telegraph & Telephone	8,612	403,859
Tele2 Class B	20,075	176,245
Telenor	3,000	49,659
Telstra	9,700	40,543
		852,200
Utilities – 0.27%
Hokuriku Electric Power	2,000	24,782
National Grid	8,470	124,554
Tokyo Gas	11,000	45,416
		194,752
Total Developed Markets
(cost $13,781,810)		15,559,928

Emerging Markets X – 8.01%
Consumer Discretionary – 0.54%
Arcos Dorados Holdings Class A @†	6,700	31,959
Astra International	53,500	30,161
B2W Cia Digital @†	18,700	54,837
Grupo Televisa ADR	5,100	132,804
Mahindra & Mahindra	3,533	75,047
Qunar Cayman Islands ADR †	300	8,937
Woolworths Holdings	8,795	50,361
		384,106

6 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples – 1.04%
Anadolu Efes Biracilik Ve Malt Sanayii	7,321	$49,502
BRF ADR	3,800	52,934
China Mengniu Dairy	31,000	54,232
Cia Brasileira de Distribuicao ADR	2,500	36,375
Cia Cervecerias Unidas ADR	1,800	42,012
Fomento Economico Mexicano ADR	975	90,178
Hypermarcas	10,100	73,102
Lotte Chilsung Beverage	42	65,294
Lotte Confectionery @	460	78,074
Tingyi Cayman Islands Holding	22,245	21,123
Tsingtao Brewery	7,202	25,039
Uni-President China Holdings @	111,200	93,976
Wal-Mart de Mexico Class V	27,315	65,708
		747,549
Energy – 1.09%
Cairn India	9,651	20,217
China Petroleum & Chemical	70,000	50,583
Gazprom ADR	11,436	49,415
Lukoil ADR	1,700	70,941
PetroChina ADR	425	28,866
Petroleo Brasileiro ADR †	14,775	105,789
PTT	7,068	62,956
Reliance Industries GDR 144A #	10,957	312,822
Rosneft GDR	10,465	53,840
Tambang Batubara Bukit Asam Persero	38,000	22,355
		777,784
Financials – 1.18%
Akbank	39,372	112,845
Banco Santander Brasil ADR	2,810	16,017
Bangkok Bank	12,773	57,832
China Construction Bank	80,933	53,953
Etalon Group GDR 144A #@=	6,500	15,893
Grupo Financiero Banorte Class O	6,600	36,887
Grupo Financiero Santander Mexico Class B ADR	3,300	29,997
ICICI Bank ADR	12,600	90,468
Industrial & Commercial Bank of China	84,600	47,179
Itau Unibanco Holding ADR	7,100	67,024
KB Financial Group ADR	1,993	56,721
Reliance Capital	5,359	31,868
Remgro	1,800	31,234
Samsung Life Insurance	924	80,860
Sberbank of Russia =	42,295	87,968
UEM Sunrise @	99,558	25,556
		842,302
Industrials – 0.18%
Gol Linhas Aereas Inteligentes ADR	850	9,001
KCC	310	103,111
Rumo Logistica Operadora Multimodal †	1,823	2,792
Santos Brasil Participacoes	2,700	10,355
		125,259
Information Technology – 2.28%
Alibaba Group Holding ADR †	1,200	95,436
Baidu ADR †	1,500	247,725
Hon Hai Precision Industry	28,236	72,744
MediaTek	8,000	61,132
Samsung Electronics	367	457,044
Samsung SDI	378	35,789
SINA †	1,600	82,992
Sohu.com @†	2,500	94,650
Taiwan Semiconductor Manufacturing	35,074	176,762
Taiwan Semiconductor Manufacturing ADR	3,300	86,559
Tencent Holdings	7,700	176,635
WNS Holdings ADR @†	1,710	46,170
		1,633,638
Materials – 0.47%
Braskem ADR	3,700	43,845
Cemex ADR †	8,237	50,822
Cemex Latam Holdings †	3,712	16,013
Impala Platinum Holdings †	2,079	6,698
Nine Dragons Paper Holdings	42,000	32,201
Siam Cement NVDR	2,200	29,888
Sociedad Quimica y Minera de Chile ADR	1,500	37,080
UltraTech Cement	1,939	98,273
Vale ADR	4,250	21,505
		336,325
Telecommunication Services – 1.23%
America Movil Class L ADR	3,800	46,588

(continues)     NQ-452 [6/16] 8/16 (17359) 7

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
China Mobile	13,268	$153,301
China Mobile ADR	1,050	60,795
KT ADR	2,000	28,520
LG Uplus	3,201	30,402
MegaFon GDR	2,002	20,907
Mobile TeleSystems ADR	2,400	19,872
SK Telecom ADR	11,200	234,304
Telefonica Brasil ADR	6,380	86,768
TIM Participacoes ADR	9,500	100,225
Turkcell Iletisim Hizmetleri
ADR †	4,250	38,888
Vodacom Group	5,561	63,366
		883,936
Utilities – 0.00%
ENEL RUSSIA PJSC	100	52
		52
Total Emerging Markets
(cost $5,875,223)		5,730,951
Total Common Stock
(cost $39,339,219)		51,284,409

Convertible Preferred Stock – 0.08%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	8	9,560
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16	60	7,266
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	50	2,467
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	7	319
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	10	14,100
Maiden Holdings 7.25%
exercise price $15.11,
expiration date 9/15/16	131	6,223
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	55	4,047
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	8	10,394
Total Convertible Preferred
Stock (cost $54,760)		54,376

Exchange-Traded Funds – 0.67%
iShares iBoxx $ High Yield
Corporate Bond ETF	100	8,469
iShares MSCI EAFE Growth
Index ETF	1,420	92,896
iShares MSCI EAFE Index ETF	3,020	168,546
Vanguard FTSE Developed
Markets ETF	5,960	210,746
Total Exchange-Traded
Funds (cost $472,311)		480,657

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.76%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	361	410
Series 2003-26 AT 5.00%
11/25/32	1,282	1,291
Series 2005-70 PA 5.50%
8/25/35	1,503	1,717
Series 2008-15 SB 6.147%
8/25/36 ●Σ	25,672	5,633
Series 2010-29 PA 4.50%
10/25/38	2,593	2,622
Series 2010-41 PN 4.50%
4/25/40	20,000	22,018
Series 2010-43 HJ 5.50%
5/25/40	2,037	2,322
Series 2010-129 SM
5.547% 11/25/40 ●Σ	19,760	3,181
Series 2012-98 MI 3.00%
8/25/31 Σ	58,576	5,541
Series 2012-122 SD
5.647% 11/25/42 ●Σ	74,221	17,156
Series 2013-26 ID 3.00%
4/25/33 Σ	72,378	9,003
Series 2013-38 AI 3.00%
4/25/33 Σ	68,369	7,972
Series 2013-43 IX 4.00%
5/25/43 Σ	75,889	16,004
Series 2013-44 DI 3.00%
5/25/33 Σ	80,916	11,186

8 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-55 AI 3.00%
6/25/33 Σ	74,758	$9,130
Series 2014-36 ZE 3.00%
6/25/44	13,837	14,094
Series 2014-90 SA 5.697%
1/25/45 ●Σ	80,091	17,644
Series 2015-27 SA 5.997%
5/25/45 ●Σ	87,039	19,965
Series 2015-44 Z 3.00%
9/25/43	23,700	24,260
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	19,549	21,343
Series 4065 DE 3.00%
6/15/32	5,000	5,376
Series 4109 AI 3.00%
7/15/31 Σ	124,172	11,742
Series 4120 IK 3.00%
10/15/32 Σ	66,606	8,058
Series 4146 IA 3.50%
12/15/32 Σ	67,451	9,547
Series 4159 KS 5.708%
1/15/43 ●Σ	71,130	17,444
Series 4184 GS 5.678%
3/15/43 ●Σ	71,698	17,542
Series 4185 LI 3.00%
3/15/33 Σ	72,093	9,005
Series 4342 CI 3.00%
11/15/33 Σ	75,384	7,702
Series 4435 DY 3.00%
2/15/35	19,000	19,765
Series 4592 WT 5.50%
6/15/46	47,000	52,358
Series 4594 SG 5.656%
6/15/46 ●Σ	100,000	27,250
Freddie Mac Strips
Series 299 S1 5.558%
1/15/43 ●Σ	74,624	17,176
Series 326 S2 5.508%
3/15/44 ●Σ	82,490	19,164
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	56,959
Series 2013-113 AZ 3.00%
8/20/43	26,126	26,732
Series 2015-133 AL 3.00%
5/20/45	25,000	25,448
Total Agency Collateralized
Mortgage Obligations
(cost $564,218)		543,760

Agency Commercial Mortgage-Backed Securities – 0.36%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K041 A2 3.171%
10/25/24 ⧫	25,000	27,233
Series K716 A2 3.13%
6/25/21 ⧫	15,000	16,091
Series K717 A2 2.991%
9/25/21 ⧫	25,000	26,668
Series K722 A1 2.183%
5/25/22 ⧫	10,000	10,200
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	10,000	11,194
Series 2012-K18 B 144A
4.40% 1/25/45 #●	10,000	10,835
Series 2012-K22 B 144A
3.811% 8/25/45 #●	15,000	15,667
Series 2012-K22 C 144A
3.811% 8/25/45 #●	10,000	9,933
Series 2012-K708 B 144A
3.883% 2/25/45 #●	10,000	10,333
Series 2012-K708 C 144A
3.883% 2/25/45 #●	10,000	9,993
Series 2013-K30 C 144A
3.668% 6/25/45 #●	10,000	9,234
Series 2013-K31 C 144A
3.741% 7/25/46 #●	10,000	9,482
Series 2013-K33 B 144A
3.618% 8/25/46 #●	10,000	10,205
Series 2013-K35 C 144A
4.077% 8/25/23 #●	10,000	9,767
Series 2013-K712 B 144A
3.484% 5/25/45 #●	15,000	15,349
Series 2013-K713 C 144A
3.274% 4/25/46 #●	25,000	24,861
Series 2014-K716 C 144A
4.084% 8/25/47 #●	30,000	29,644
Total Agency Commercial
Mortgage-Backed
Securities (cost $254,663)		256,689

Agency Mortgage-Backed Securities – 7.19%
Fannie Mae ARM
2.413% 5/1/43 ●	10,238	10,564
2.553% 6/1/43 ●	3,485	3,605
2.913% 7/1/45 ●	4,876	5,066
3.212% 4/1/44 ●	9,397	9,845
3.237% 3/1/44 ●	12,253	12,915
3.276% 9/1/43 ●	8,558	9,003
(continues)     NQ-452 [6/16] 8/16 (17359) 9

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 5/1/31	22,787	$23,634
3.00% 11/1/26	35,963	37,984
3.00% 9/1/30	12,594	13,249
3.00% 12/1/30	53,402	56,336
3.00% 2/1/31	2,916	3,069
3.00% 3/1/31	37,171	39,008
3.50% 7/1/26	7,637	8,100
3.50% 12/1/28	2,976	3,183
4.00% 1/1/27	41,007	43,715
Fannie Mae S.F. 20 yr
3.00% 8/1/33	4,567	4,814
3.00% 1/1/36	31,693	33,261
3.00% 5/1/36	41,760	43,825
Fannie Mae S.F. 30 yr
3.50% 2/1/46	18,815	19,863
4.00% 8/1/43	3,647	3,952
4.50% 6/1/38	9,384	10,304
4.50% 4/1/39	10,219	11,150
4.50% 6/1/39	50,023	54,619
4.50% 9/1/39	3,013	3,296
4.50% 11/1/39	9,330	10,384
4.50% 1/1/40	103,652	114,643
4.50% 4/1/40	2,045	2,241
4.50% 6/1/40	9,758	10,839
4.50% 8/1/40	3,140	3,459
4.50% 9/1/40	13,578	14,886
4.50% 2/1/41	30,073	32,932
4.50% 7/1/41	30,438	33,761
4.50% 8/1/41	191,356	210,761
4.50% 10/1/41	11,288	12,380
4.50% 12/1/41	23,066	25,276
4.50% 1/1/42	9,596	10,475
4.50% 4/1/42	2,824	3,094
4.50% 8/1/42	161,781	178,824
4.50% 9/1/42	83,448	91,327
4.50% 1/1/43	13,220	14,479
4.50% 9/1/43	10,992	12,040
4.50% 10/1/43	69,500	76,925
4.50% 11/1/43	16,166	17,656
4.50% 4/1/44	134,571	146,792
4.50% 5/1/44	7,899	8,617
4.50% 6/1/44	54,478	59,623
4.50% 10/1/44	47,278	51,795
4.50% 12/1/44	8,524	9,327
4.50% 1/1/45	73,309	80,087
4.50% 2/1/45	38,619	42,187
4.50% 4/1/45	216,952	237,090
4.50% 3/1/46	3,854	4,253
5.00% 2/1/35	1,140	1,273
5.00% 11/1/35	1,194	1,329
5.00% 12/1/39	4,428	4,972
5.00% 1/1/40	966	1,088
5.50% 12/1/32	358	406
5.50% 2/1/33	4,988	5,647
5.50% 6/1/33	2,345	2,659
5.50% 2/1/34	39,058	44,310
5.50% 4/1/34	2,045	2,320
5.50% 7/1/34	506	575
5.50% 9/1/34	5,981	6,792
5.50% 11/1/34	2,094	2,375
5.50% 12/1/34	1,553	1,764
5.50% 3/1/35	4,128	4,685
5.50% 5/1/35	5,697	6,469
5.50% 6/1/35	1,302	1,461
5.50% 1/1/36	6,076	6,892
5.50% 4/1/36	18,346	20,731
5.50% 7/1/36	8,415	9,558
5.50% 9/1/36	19,933	22,608
5.50% 11/1/36	1,430	1,611
5.50% 1/1/37	5,833	6,563
5.50% 2/1/37	4,905	5,525
5.50% 4/1/37	11,313	12,738
5.50% 8/1/37	10,079	11,435
5.50% 9/1/37	6,703	7,537
5.50% 1/1/38	228	257
5.50% 2/1/38	3,877	4,383
5.50% 3/1/38	3,166	3,597
5.50% 6/1/38	13,741	15,461
5.50% 7/1/38	2,410	2,712
5.50% 9/1/38	5,295	6,002
5.50% 1/1/39	9,627	10,929
5.50% 2/1/39	21,679	24,574
5.50% 6/1/39	7,641	8,655
5.50% 3/1/40	24,008	27,268
5.50% 7/1/40	11,283	12,768
5.50% 3/1/41	35,601	40,372
5.50% 9/1/41	46,127	52,136
6.00% 6/1/36	767	880
6.00% 9/1/36	3,281	3,825
6.00% 12/1/36	714	823
6.00% 2/1/37	2,178	2,492
6.00% 5/1/37	22,472	25,704
6.00% 6/1/37	371	428
6.00% 7/1/37	308	352
6.00% 8/1/37	3,012	3,452

10 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/37	804	$919
6.00% 11/1/37	124	141
6.00% 5/1/38	20,541	23,505
6.00% 7/1/38	33,467	38,321
6.00% 9/1/38	1,945	2,225
6.00% 10/1/38	632	723
6.00% 11/1/38	1,672	1,927
6.00% 1/1/39	3,329	3,815
6.00% 10/1/39	23,409	27,168
6.00% 3/1/40	2,745	3,143
6.00% 7/1/40	5,227	5,971
6.00% 9/1/40	2,677	3,066
6.00% 11/1/40	939	1,090
6.00% 5/1/41	41,395	47,389
6.00% 6/1/41	10,523	12,037
6.00% 7/1/41	43,877	50,204
6.50% 2/1/36	1,994	2,438
6.50% 3/1/40	19,014	22,613
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	1,739,000	1,801,427
4.50% 8/1/46	90,000	98,184
Freddie Mac ARM
2.495% 1/1/44 ●	21,360	22,147
2.768% 10/1/45 ●	4,295	4,443
2.826% 9/1/45 ●	33,121	34,395
2.944% 10/1/45 ●	8,395	8,757
2.951% 11/1/44 ●	3,337	3,465
3.107% 3/1/46 ●	12,952	13,541
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,590	4,825
3.00% 6/1/36	6,977	7,315
Freddie Mac S.F. 30 yr
4.50% 10/1/35	573	627
4.50% 4/1/39	1,327	1,469
4.50% 5/1/40	53,360	59,519
4.50% 3/1/41	11,255	12,360
4.50% 4/1/41	6,538	7,178
4.50% 7/1/42	15,612	17,194
4.50% 8/1/44	23,288	25,702
4.50% 7/1/45	28,808	31,624
5.00% 6/1/36	33,693	37,413
5.50% 3/1/34	791	892
5.50% 12/1/34	697	788
5.50% 6/1/36	468	527
5.50% 11/1/36	1,025	1,146
5.50% 12/1/36	187	210
5.50% 9/1/37	916	1,028
5.50% 12/1/37	129,181	146,116
5.50% 4/1/38	2,707	3,042
5.50% 6/1/38	679	764
5.50% 7/1/38	3,215	3,618
5.50% 6/1/39	2,923	3,282
5.50% 3/1/40	2,752	3,084
5.50% 8/1/40	10,008	11,222
5.50% 1/1/41	3,160	3,551
5.50% 6/1/41	26,911	30,299
6.00% 2/1/36	1,554	1,784
6.00% 3/1/36	2,075	2,393
6.00% 1/1/38	924	1,055
6.00% 6/1/38	2,501	2,853
6.00% 8/1/38	12,725	14,761
6.00% 5/1/40	4,677	5,355
6.00% 7/1/40	12,279	14,065
6.50% 4/1/39	3,888	4,466
GNMA II S.F. 30 yr
5.50% 5/20/37	4,741	5,289
5.50% 4/20/40	4,903	5,377
6.00% 2/20/39	7,966	9,078
6.00% 4/20/46	9,926	11,432
Total Agency
Mortgage-Backed
Securities (cost $5,111,080)		5,146,663

Convertible Bonds – 0.41%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	16,000	15,530
Atlas Air Worldwide Holdings
2.25% exercise price
$74.05, maturity date
6/1/22	5,000	4,872
BGC Partners 4.50% exercise
price $9.84, maturity date
7/15/16	12,000	12,045
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	5,000	5,806
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	10,000	10,637
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	5,000	4,625

(continues)     NQ-452 [6/16] 8/16 (17359) 11

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	10,000	$9,806
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	9,000	9,067
Cemex 3.72% exercise price
$11.45, maturity date
3/15/20	11,000	10,306
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	12,000	11,227
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	3,000	3,516
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	9,000	9,157
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	6,000	5,527
General Cable 4.50% exercise
price $32.36, maturity date
11/15/29 @ϕ	11,000	6,346
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	7,000	8,203
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	7,000	6,239
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	4,000	5,140
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	7,000	8,129
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	7,000	7,114
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	2,000	2,047
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #	8,000	6,985
Medicines 144A 2.75%
exercise price $48.97,
maturity date 7/15/23 #	4,000	3,855
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	16,000	15,420
Microchip Technology
1.625% exercise price
$65.56, maturity date
2/15/25	5,000	5,559
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43	7,000	5,381
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	3,000	2,959
Novellus Systems 2.625%
exercise price $34.11,
maturity date 5/15/41	4,000	9,960
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #	3,000	3,566
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19	5,000	5,459
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20	7,000	6,291
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	15,000	13,463
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @	10,000	9,281
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @	9,000	10,080
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19	8,000	7,955
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @	2,000	1,630
Vector Group 1.75% exercise
price $24.64, maturity date
4/15/20 ●	6,000	6,683
Vector Group 2.50% exercise
price $15.98, maturity date
1/15/19 ●	3,000	4,364

12 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @		13,000	$12,927
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		7,000	6,409
Total Convertible Bonds
(cost $292,422)			293,566

Corporate Bonds – 9.73%
Banking – 1.21%
Bank Nederlandse
Gemeenten
144A 1.625% 4/19/21 #		22,000	22,338
5.25% 5/20/24	AUD	4,000	3,511
Bank of America
4.45% 3/3/26		110,000	115,279
Bank of New York Mellon
2.15% 2/24/20		5,000	5,100
2.50% 4/15/21		30,000	31,107
2.80% 5/4/26		5,000	5,193
BB&T 2.05% 5/10/21		60,000	60,920
Citizens Financial Group
4.30% 12/3/25		15,000	15,819
Fifth Third Bancorp
2.875% 7/27/20		5,000	5,223
Goldman Sachs Group
5.20% 12/17/19	NZD	4,000	2,989
JPMorgan Chase
1.264% 1/28/19 ●		7,000	6,991
4.25% 11/2/18	NZD	15,000	10,918
4.25% 10/1/27		110,000	116,645
6.75% 8/29/49 ●		15,000	16,537
KFW 1.50% 6/15/21		20,000	20,265
Morgan Stanley
1.488% 1/24/19 ●		8,000	7,990
2.50% 4/21/21		5,000	5,058
3.875% 1/27/26		70,000	74,460
3.95% 4/23/27		5,000	5,068
5.00% 9/30/21	AUD	9,000	7,274
PNC Funding 5.625% 2/1/17		37,000	37,919
RBC USA Holdco
5.25% 9/15/20		10,000	11,306
Santander UK Group Holdings
2.875% 10/16/20		35,000	34,800
3.125% 1/8/21		10,000	10,035
State Street
2.55% 8/18/20		15,000	15,575
3.10% 5/15/23		10,000	10,355
3.55% 8/18/25		20,000	21,775
SunTrust Banks
2.35% 11/1/18		20,000	20,323
Toronto-Dominion Bank
2.50% 12/14/20		50,000	51,750
U.S. Bancorp
3.10% 4/27/26		10,000	10,415
3.60% 9/11/24		10,000	10,783
USB Capital IX 3.50%
10/29/49 @●		55,000	45,031
Wells Fargo
4.30% 7/22/27		5,000	5,406
4.40% 6/14/46		30,000	30,641
Zions Bancorporation
4.50% 6/13/23		10,000	10,614
			865,413
Basic Industry – 0.61%
CF Industries 6.875% 5/1/18		25,000	27,174
Dow Chemical
8.55% 5/15/19		78,000	92,649
Eastman Chemical
3.80% 3/15/25		10,000	10,588
4.65% 10/15/44		60,000	61,610
Georgia-Pacific
8.00% 1/15/24		35,000	46,827
International Paper
5.15% 5/15/46		60,000	64,979
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	19,600
Lundin Mining 144A
7.50% 11/1/20 #		8,000	8,200
Masco 3.50% 4/1/21		20,000	20,506
Methanex 4.25% 12/1/24		10,000	8,939
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		15,000	15,784
PolyOne 5.25% 3/15/23		13,000	13,163
PPG Industries
2.30% 11/15/19		10,000	10,088
Rio Tinto Finance USA
3.75% 6/15/25		20,000	20,961
Southern Copper
5.875% 4/23/45		5,000	4,733
Vale Overseas
5.875% 6/10/21		5,000	5,019

(continues)     NQ-452 [6/16] 8/16 (17359) 13

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
WR Grace 144A
5.125% 10/1/21 #	5,000	$5,150
		435,970
Capital Goods – 0.22%
Ball
5.00% 3/15/22	5,000	5,333
5.25% 7/1/25	10,000	10,463
Crane
2.75% 12/15/18	5,000	5,142
4.45% 12/15/23	15,000	15,962
Fortune Brands Home &
Security 3.00% 6/15/20	10,000	10,339
Lockheed Martin
3.55% 1/15/26	40,000	43,536
Waste Management
2.40% 5/15/23	65,000	66,039
		156,814
Consumer Cyclical – 0.92%
American Axle &
Manufacturing
6.25% 3/15/21	9,000	9,371
Aramark Services 144A
5.125% 1/15/24 #	20,000	20,450
BMW U.S. Capital
144A 2.00% 4/11/21 #	25,000	25,341
144A 2.80% 4/11/26 #	25,000	25,676
CDK Global 4.50% 10/15/24	5,000	4,975
CVS Health
3.875% 7/20/25	85,000	93,674
5.00% 12/1/24	10,000	11,724
Daimler 2.75% 12/10/18 NOK	80,000	9,913
Ford Motor 7.45% 7/16/31	14,000	18,819
General Motors Financial
3.45% 4/10/22	40,000	40,024
3.70% 5/9/23	5,000	5,033
5.25% 3/1/26	20,000	21,782
Goodyear Tire & Rubber
5.00% 5/31/26	15,000	15,319
Hanesbrands 144A
4.875% 5/15/26 #	30,000	30,258
Home Depot 3.00% 4/1/26	10,000	10,641
Host Hotels & Resorts
3.75% 10/15/23	5,000	5,044
4.50% 2/1/26	10,000	10,564
Hyundai Capital America
144A 2.55% 2/6/19 #	20,000	20,343
144A 3.00% 3/18/21 #	5,000	5,185
KFC Holding
144A 5.00% 6/1/24 #	6,000	6,120
144A 5.25% 6/1/26 #	8,000	8,220
L Brands 6.75% 7/1/36	10,000	10,044
Lear 5.25% 1/15/25	20,000	21,075
Lowe’s
2.50% 4/15/26	25,000	25,495
3.70% 4/15/46	25,000	25,774
Marriott International
3.125% 6/15/26	20,000	20,285
O’Reilly Automotive
3.55% 3/15/26	10,000	10,506
Priceline Group
3.60% 6/1/26	15,000	15,524
Sally Holdings 5.75% 6/1/22	5,000	5,206
Starbucks 2.45% 6/15/26	10,000	10,168
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @	10,000	10,430
4.50% 10/1/34 @	5,000	5,116
Target 3.625% 4/15/46	10,000	10,241
Tempur Sealy International
144A 5.50% 6/15/26 #	10,000	9,850
Toyota Motor Credit
2.80% 7/13/22	20,000	21,052
Walgreens Boots Alliance
3.10% 6/1/23	40,000	40,802
3.45% 6/1/26	15,000	15,430
4.80% 11/18/44	5,000	5,400
		660,874
Consumer Non-Cyclical – 1.40%
AbbVie
3.20% 5/14/26	60,000	60,904
4.30% 5/14/36	10,000	10,233
4.45% 5/14/46	15,000	15,273
Aetna 3.20% 6/15/26	25,000	25,774
Anheuser-Busch InBev
Finance 3.65% 2/1/26	100,000	107,337
Arcor SAIC 144A
6.00% 7/6/23 #	5,000	5,047
AstraZeneca
3.375% 11/16/25	20,000	20,992
Becton Dickinson
6.375% 8/1/19	20,000	22,795
Biogen
4.05% 9/15/25	10,000	10,785
5.20% 9/15/45	15,000	16,934

14 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene
3.875% 8/15/25	20,000	$21,373
5.00% 8/15/45	5,000	5,529
DaVita HealthCare Partners
5.00% 5/1/25	45,000	44,719
HCA
5.25% 6/15/26	20,000	20,813
5.375% 2/1/25	25,000	25,687
HealthSouth
5.125% 3/15/23	5,000	4,925
5.75% 11/1/24	5,000	5,045
JBS USA 144A
5.75% 6/15/25 #	15,000	14,175
Kraft Heinz Foods
144A 3.00% 6/1/26 #	30,000	30,308
144A 4.375% 6/1/46 #	5,000	5,310
LifePoint Health 144A
5.375% 5/1/24 #	20,000	20,100
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	20,000	17,942
Molson Coors Brewing
2.10% 7/15/21	5,000	5,021
3.00% 7/15/26	15,000	15,017
4.20% 7/15/46	10,000	10,085
Mylan
144A 3.15% 6/15/21 #	5,000	5,077
144A 3.95% 6/15/26 #	50,000	50,703
New York & Presbyterian
Hospital 4.063% 8/1/56	20,000	21,605
Prestige Brands 144A
5.375% 12/15/21 #	12,000	12,240
Reynolds American
4.00% 6/12/22	15,000	16,323
4.45% 6/12/25	60,000	67,319
Sysco 3.30% 7/15/26	105,000	109,162
Tenet Healthcare
4.50% 4/1/21	15,000	15,188
Thermo Fisher Scientific
3.00% 4/15/23	90,000	92,016
United Rentals North America
4.625% 7/15/23	20,000	20,250
5.875% 9/15/26	5,000	4,988
Universal Health Services
144A 5.00% 6/1/26 #	5,000	5,025
Zimmer Biomet Holdings
3.375% 11/30/21	15,000	15,651
4.625% 11/30/19	20,000	21,762
		999,432
Energy – 0.52%
AmeriGas Finance
7.00% 5/20/22	17,000	18,031
Chevron 2.954% 5/16/26	20,000	20,695
ConocoPhillips
4.95% 3/15/26	15,000	17,041
Ecopetrol 5.875% 5/28/45	10,000	8,740
Energy Transfer Partners
4.75% 1/15/26	25,000	25,758
9.70% 3/15/19	15,000	16,993
EnLink Midstream Partners
2.70% 4/1/19	10,000	9,726
Enterprise Products Operating
3.95% 2/15/27	45,000	47,830
7.034% 1/15/68 ●	5,000	5,270
Murphy Oil USA
6.00% 8/15/23	21,000	21,840
NiSource Finance
6.125% 3/1/22	15,000	17,871
Noble Energy
5.05% 11/15/44	10,000	10,108
Petrobras Global Finance
6.25% 3/17/24	2,000	1,780
8.375% 5/23/21	5,000	5,173
Petroleos Mexicanos 144A
6.875% 8/4/26 #	10,000	11,205
Plains All American Pipeline
8.75% 5/1/19	20,000	22,877
Regency Energy Partners
5.50% 4/15/23	17,000	17,167
5.875% 3/1/22	5,000	5,354
Shell International Finance
4.00% 5/10/46	30,000	30,678
Williams Partners
7.25% 2/1/17	15,000	15,451
Woodside Finance
144A 3.65% 3/5/25 #	15,000	14,679
144A 8.75% 3/1/19 #	15,000	17,291
YPF
144A 8.75% 4/4/24 #	3,000	3,233
144A 31.354% 7/7/20 #●	10,000	10,000
		374,791
Financials – 0.35%
Affiliated Managers Group
3.50% 8/1/25	15,000	15,013

(continues)     NQ-452 [6/16] 8/16 (17359) 15

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Financials (continued)
American Tower
4.00% 6/1/25		25,000	$26,635
4.40% 2/15/26		55,000	59,829
Aviation Capital Group
144A 4.875% 10/1/25 #		10,000	9,827
144A 6.75% 4/6/21 #		10,000	11,313
Berkshire Hathaway
2.75% 3/15/23		10,000	10,342
3.125% 3/15/26		35,000	36,744
General Electric
4.25% 1/17/18	NZD	10,000	7,249
General Electric Capital
2.10% 12/11/19		10,000	10,322
5.55% 5/4/20		10,000	11,536
6.00% 8/7/19		19,000	21,774
Jefferies Group
6.45% 6/8/27		5,000	5,565
6.50% 1/20/43		5,000	4,980
Lazard Group
3.75% 2/13/25		10,000	9,959
6.85% 6/15/17		6,000	6,276
Nasdaq 3.85% 6/30/26		5,000	5,090
			252,454
Insurance – 0.52%
Berkshire Hathaway Finance
2.90% 10/15/20		20,000	21,248
Liberty Mutual Group 144A
4.95% 5/1/22 #		10,000	11,065
MetLife
6.40% 12/15/36		30,000	32,101
6.817% 8/15/18		80,000	89,343
Principal Life Global Funding
II 144A 3.00% 4/18/26 #		60,000	61,273
Prudential Financial
4.50% 11/15/20		35,000	38,664
5.375% 5/15/45 ●		10,000	10,100
5.625% 6/15/43 ●		10,000	10,441
5.875% 9/15/42 ●		10,000	10,825
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		10,000	10,253
144A 4.125% 11/1/24 #		20,000	21,047
USI 144A 7.75% 1/15/21 #		5,000	4,969
Voya Financial
5.65% 5/15/53 ●		15,000	14,156
XLIT
4.45% 3/31/25		15,000	15,164
5.50% 3/31/45		15,000	14,870
6.50% 12/29/49 ●		10,000	6,975
			372,494
Media – 0.53%
21st Century Fox America
4.95% 10/15/45		45,000	51,446
CCO Holdings
144A 5.125% 5/1/23 #		15,000	15,122
144A 5.75% 2/15/26 #		15,000	15,487
Charter Communications
Operating 144A
4.908% 7/23/25 #		65,000	71,193
Comcast 3.15% 3/1/26		80,000	85,255
CSC Holdings 5.25% 6/1/24		36,000	32,850
DISH DBS 5.00% 3/15/23		11,000	10,037
Gray Television
7.50% 10/1/20		13,000	13,617
Omnicom Group
3.60% 4/15/26		5,000	5,277
Sirius XM Radio
144A 5.375% 4/15/25 #		25,000	24,953
144A 5.375% 7/15/26 #		30,000	29,850
Time Warner 2.95% 7/15/26		5,000	5,048
Tribune Media
5.875% 7/15/22		20,000	20,000
			380,135
Real Estate – 0.34%
Alexandria Real Estate
Equities 3.95% 1/15/27		5,000	5,165
AvalonBay Communities
2.95% 5/11/26		60,000	60,363
Corporate Office Properties
3.60% 5/15/23		15,000	14,604
5.25% 2/15/24		15,000	16,041
Crown Castle International
5.25% 1/15/23		20,000	22,516
DDR 7.50% 4/1/17		5,000	5,213
Education Realty Operating
Partnership
4.60% 12/1/24		10,000	10,282
Hospitality Properties Trust
4.50% 3/15/25		10,000	10,070
Kimco Realty 3.40% 11/1/22		5,000	5,248
Simon Property Group
2.50% 7/15/21		5,000	5,155
Sovran Acquisition
3.50% 7/1/26		15,000	15,167

16 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
UDR 4.00% 10/1/25	55,000	$59,727
WP Carey 4.60% 4/1/24	10,000	10,276
		239,827
Services – 0.14%
AECOM 5.875% 10/15/24	13,000	13,390
GEO Group
5.125% 4/1/23	10,000	9,800
5.875% 10/15/24	10,000	10,175
MGM Resorts International
6.00% 3/15/23	43,000	45,473
United Rentals North America
5.50% 7/15/25	13,000	12,854
Zayo Group 6.00% 4/1/23	10,000	10,200
		101,892
Technology – 0.53%
Diamond 1 Finance 144A
6.02% 6/15/26 #	30,000	31,332
Fidelity National Information
Services 5.00% 10/15/25	25,000	28,433
First Data
144A 5.00% 1/15/24 #	10,000	10,063
144A 5.75% 1/15/24 #	55,000	54,794
144A 7.00% 12/1/23 #	7,000	7,114
FLIR Systems
3.125% 6/15/21	10,000	10,279
Fortive
144A 2.35% 6/15/21 #	5,000	5,079
144A 3.15% 6/15/26 #	15,000	15,469
Intel 2.60% 5/19/26	15,000	15,308
Jabil Circuit 7.75% 7/15/16	8,000	8,009
Oracle
1.90% 9/15/21	5,000	5,022
2.40% 9/15/23	175,000	175,792
4.00% 7/15/46	15,000	15,162
		381,856
Telecommunications – 0.50%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,582
AT&T
3.60% 2/17/23	15,000	15,670
4.125% 2/17/26	35,000	37,672
5.65% 2/15/47	30,000	34,489
CC Holdings GS V
3.849% 4/15/23	10,000	10,683
CenturyLink
5.80% 3/15/22	20,000	19,494
6.75% 12/1/23	13,000	12,821
Crown Castle Towers 144A
4.883% 8/15/20 #	55,000	60,021
Equinix 5.375% 4/1/23	20,000	20,750
Frontier Communications
8.875% 9/15/20	15,000	16,069
Level 3 Financing
5.375% 5/1/25	10,000	9,963
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	25,080
Sprint Communications
144A 7.00% 3/1/20 #	5,000	5,260
144A 9.00% 11/15/18 #	20,000	21,375
T-Mobile USA
6.125% 1/15/22	16,000	16,840
Verizon Communications
4.862% 8/21/46	20,000	21,951
WPP Finance 2010
5.625% 11/15/43	5,000	5,766
		354,486
Transportation – 0.37%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	9,844	10,016
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	14,318	14,424
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	5,000	5,263
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	10,000	10,585
Burlington Northern Santa Fe
4.70% 9/1/45	25,000	29,473
ERAC USA Finance 144A
3.30% 12/1/26 #	30,000	30,740
FedEx 4.75% 11/15/45	5,000	5,595
Norfolk Southern
2.90% 6/15/26	15,000	15,466
Penske Truck Leasing
144A 3.30% 4/1/21 #	15,000	15,436
144A 3.375% 2/1/22 #	70,000	71,473
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,714	4,976
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	14,564	15,419

(continues)     NQ-452 [6/16] 8/16 (17359) 17

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28	10,000	$10,188
United Parcel Service
5.125% 4/1/19	20,000	22,156
		261,210
Utilities – 1.57%
AES Gener 144A
5.25% 8/15/21 #	5,000	5,333
AGL Capital 3.25% 6/15/26	20,000	20,484
Alabama Power
4.30% 1/2/46	15,000	16,875
Ameren Illinois
9.75% 11/15/18	35,000	41,554
American Transmission
Systems 144A
5.25% 1/15/22 #	40,000	45,363
American Water Capital
3.40% 3/1/25	15,000	16,282
Appalachian Power
4.45% 6/1/45	60,000	65,289
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	54,723
Black Hills 3.95% 1/15/26	5,000	5,316
Calpine
5.375% 1/15/23	5,000	4,900
5.50% 2/1/24	20,000	19,400
CMS Energy 6.25% 2/1/20	15,000	17,282
ComEd Financing III
6.35% 3/15/33 @	20,000	21,715
Commonwealth Edison
3.65% 6/15/46	5,000	5,122
4.35% 11/15/45	15,000	17,087
Consumers Energy
4.10% 11/15/45	5,000	5,642
Dominion Gas Holdings
4.60% 12/15/44	25,000	26,124
Dominion Resources
3.90% 10/1/25	10,000	10,733
DTE Energy 3.30% 6/15/22	15,000	15,830
Duke Energy
3.75% 4/15/24	5,000	5,378
4.80% 12/15/45	20,000	23,252
Duke Energy Carolinas
3.875% 3/15/46	5,000	5,385
Emera 6.75% 6/15/76 ●	30,000	30,476
Emera US Finance 144A
4.75% 6/15/46 #	10,000	10,190
Entergy 4.00% 7/15/22	25,000	26,862
Entergy Louisiana
4.05% 9/1/23	20,000	22,302
4.95% 1/15/45	5,000	5,251
Entergy Mississippi
2.85% 6/1/28	20,000	20,347
Exelon 3.95% 6/15/25	15,000	16,066
Great Plains Energy
4.85% 6/1/21	10,000	11,000
IPALCO Enterprises
5.00% 5/1/18	10,000	10,500
ITC Holdings
3.25% 6/30/26	15,000	15,043
3.65% 6/15/24	10,000	10,425
Kansas City Power & Light
3.65% 8/15/25	20,000	21,203
LG&E & KU Energy
4.375% 10/1/21	20,000	22,096
Louisville Gas & Electric
3.30% 10/1/25	5,000	5,378
4.375% 10/1/45	5,000	5,757
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	5,239
MidAmerican Energy
4.25% 5/1/46	5,000	5,670
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	15,000	15,618
2.85% 1/27/25	15,000	15,706
4.75% 4/30/43 ●	20,000	19,650
5.25% 4/20/46 ●	5,000	5,129
NextEra Energy Capital
Holdings
2.40% 9/15/19	15,000	15,326
3.625% 6/15/23	10,000	10,556
NV Energy 6.25% 11/15/20	15,000	17,776
Pennsylvania Electric
5.20% 4/1/20	15,000	15,877
Public Service of Oklahoma
5.15% 12/1/19	70,000	77,956
Puget Energy 6.00% 9/1/21	10,000	11,651
SCANA 4.125% 2/1/22	15,000	15,603
South Carolina Electric & Gas
4.10% 6/15/46	15,000	15,913
Southern
2.75% 6/15/20	50,000	51,869
3.25% 7/1/26	25,000	26,022
4.40% 7/1/46	25,000	26,987
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	5,356

18 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
WEC Energy Group
3.55% 6/15/25	5,000	$5,375
Wisconsin Electric Power
4.30% 12/15/45	10,000	11,431
Xcel Energy 3.30% 6/1/25	65,000	68,684
		1,125,359
Total Corporate Bonds
(cost $6,745,579)		6,963,007

Municipal Bonds – 0.21%
Bay Area Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	25,000	39,419
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	20,000	31,730
Dallas, Texas Area Rapid
Transit
Series A 5.00% 12/1/46	15,000	18,555
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	10,000	15,241
Series E 5.00% 1/1/45	10,000	11,997
Series F 7.414% 1/1/40	5,000	7,844
New York City, New York
Series C 5.00% 8/1/26	10,000	12,998
Series C 5.00% 8/1/27	5,000	6,448
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	5,000	5,711
Total Municipal Bonds
(cost $146,113)		149,943

Non-Agency Asset-Backed Securities – 0.74%
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	25,000	25,059
Bank of America Credit Card
Trust
Series 2015-A1 A
0.772% 6/15/20 ●	50,000	50,058
Capital One Multi-Asset
Execution Trust
Series 2016-A1 A1
0.90% 2/15/22 ●	30,000	30,052
Chase Issuance Trust
Series 2013-A9 A
0.862% 11/16/20 ●	100,000	100,025
CNH Equipment Trust
Series 2016-B A2B
1.05% 10/15/19 ●	15,000	14,981
Discover Card Execution Note
Trust
Series 2015-A1 A1
0.792% 8/17/20 ●	135,000	135,272
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	10,000	10,010
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.002% 7/16/18 ●	10,000	9,996
Nissan Auto Lease Trust
Series 2015-B A2B
0.972% 12/15/17 ●	23,765	23,799
PFS Financing
Series 2015-AA A 144A
1.062% 4/15/20 #●	100,000	99,032
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	35,000	34,791
Total Non-Agency
Asset-Backed Securities
(cost $534,598)		533,075

Non-Agency Collateralized Mortgage Obligations – 0.07%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	427	418
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	7,781	7,738
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	24,334	24,889
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	4,928	5,008
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	3,208	3,252

(continues)     NQ-452 [6/16] 8/16 (17359) 19

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
3.156% 4/25/36 ●	9,185	$8,584
Total Non-Agency
Collateralized Mortgage
Obligations (cost $46,018)		49,889

Non-Agency Commercial Mortgage-Backed Securities –
1.14%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●	20,000	20,840
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	24,312	25,118
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.901% 12/10/49 ●	10,000	10,036
Series 2014-GC25 A4
3.635% 10/10/47	10,000	10,862
Series 2015-GC27 A5
3.137% 2/10/48	15,000	15,741
Series 2016-P3 A4
3.329% 4/15/49	15,000	16,008
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	15,000	15,631
Series 2014-CR16 A4
4.051% 4/10/47	15,000	16,809
Series 2014-CR19 A5
3.796% 8/10/47	20,000	22,009
Series 2014-CR20 A4
3.59% 11/10/47	10,000	10,875
Series 2014-CR20 AM
3.938% 11/10/47	30,000	32,668
Series 2015-CR23 A4
3.497% 5/10/48	10,000	10,759
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	25,000	25,418
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	30,000	31,947
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	210,000	224,188
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	20,000	22,165
Series 2015-GC32 A4
3.764% 7/10/48	10,000	11,011
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	35,000	38,441
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	30,000	31,544
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●	10,000	10,853
Series 2005-LDP5 D
5.718% 12/15/44 ●	10,000	9,967
Series 2006-LDP8 AM
5.44% 5/15/45	40,000	40,019
Series 2013-LC11 B
3.499% 4/15/46	10,000	10,365
Series 2015-JP1 A5
3.914% 1/15/49	10,000	11,157
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	839	841
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	9,958
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,070
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	15,000	16,438
Series 2015-C23 A4
3.719% 7/15/50	25,000	27,436
Series 2015-C26 A5
3.531% 10/15/48	15,000	16,224
Series 2016-C29 A4
3.325% 5/15/49	20,000	21,285
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	10,000	10,516

20 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		15,000	$16,290
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $799,130)			813,489

Regional Bonds – 0.09%Δ
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	8,400	7,256
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	26,000	20,695
144A 3.25% 7/21/28 #	AUD	7,000	5,534
			33,485
Canada – 0.04%
Province of Ontario
3.45% 6/2/45	CAD	12,000	10,580
Province of Quebec
2.50% 4/20/26		20,000	20,606
			31,186
Total Regional Bonds
(cost $62,223)			64,671

Senior Secured Loans – 0.92%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		7,013	7,039
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22		24,750	24,249
Aramark Tranche E 1st Lien
3.25% 9/7/19		16,908	16,946
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23		14,963	14,980
Community Health Systems
Tranche F 1st Lien
3.924% 12/31/18		8,302	8,250
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		2,847	2,850
First Data Tranche B 1st Lien
4.202% 7/10/22		40,000	39,683
4.452% 3/24/21		37,510	37,449
Flying Fortress Tranche B 1st
Lien 3.50% 4/30/20		50,000	50,000
Gates Global 1st Lien
4.25% 7/6/21		43,793	41,740
HCA Tranche B6 1st Lien
3.71% 3/18/23		40,399	40,598
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		68,226	68,354
Houghton International 1st
Lien 4.25% 12/20/19		86,666	86,450
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		23,942	23,917
Landry’s Tranche B 1st Lien
4.00% 4/24/18		15,571	15,585
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		35,000	35,035
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		29,063	26,447
Solera Tranche B 1st Lien
5.75% 3/3/23		14,963	14,989
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		78,841	78,454
USI Tranche B 1st Lien
4.25% 12/27/19		24,130	23,928
Total Senior Secured Loans
(cost $654,679)			656,943

Sovereign Bonds – 0.46%Δ
Australia – 0.04%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	29,260
			29,260
Brazil – 0.03%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	35,000	10,702
10.00% 1/1/23	BRL	32,000	9,095
			19,797
Canada – 0.05%
Canadian Government Bond
2.75% 12/1/48	CAD	3,000	2,914
Province of British Columbia
2.25% 6/2/26		15,000	15,398
Province of Manitoba
2.125% 6/22/26		15,000	14,931
			33,243

(continues)     NQ-452 [6/16] 8/16 (17359) 21

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Hungary – 0.03%
Hungary Government
International Bond
5.75% 11/22/23		20,000	$22,803
			22,803
Indonesia – 0.04%
Indonesia Treasury Bond
8.375% 9/15/26	IDR	360,000,000	28,904
			28,904
Mexico – 0.13%
Mexican Bonos
5.75% 3/5/26	MXN	1,651,000	89,725
			89,725
Poland – 0.06%
Poland Government Bond
2.50% 7/25/26	PLN	165,000	40,433
3.25% 7/25/25	PLN	17,000	4,459
			44,892
Republic of Korea – 0.03%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	21,616,496	19,167
			19,167
South Africa – 0.01%
South Africa Government
Bond 8.00% 1/31/30	ZAR	145,000	8,937
			8,937
United Kingdom – 0.02%
United Kingdom Gilt
3.25% 1/22/44	GBP	3,500	6,222
3.50% 1/22/45	GBP	4,600	8,534
			14,756
Uruguay – 0.02%
Uruguay Government
International Bond
4.375% 10/27/27		14,000	14,840
			14,840
Total Sovereign Bonds
(cost $329,237)			326,324

Supranational Banks – 0.15%
Asian Development Bank
0.50% 3/24/20 @	AUD	8,000	5,563
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	180,000,000	13,472
Inter-American Development
Bank 6.00% 9/5/17	INR	1,300,000	19,078
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	88,000	64,645
4.625% 10/6/21	NZD	4,000	3,106
Total Supranational Banks
(cost $103,872)			105,864

U.S. Treasury Obligations – 2.52%
U.S. Treasury Bonds
2.50% 5/15/46		15,000	15,632
U.S. Treasury Notes
0.46% 4/30/18 ●		360,000	360,138
1.125% 6/30/21		755,000	758,981
1.625% 5/15/26		5,000	5,061
2.25% 11/15/25 ∞		625,000	666,821
Total U.S. Treasury
Obligations
(cost $1,778,990)			1,806,633

		Number of
		shares
Preferred Stock – 0.10%
General Electric 5.00% ●		35,000	37,179
Integrys Energy Group
6.00% @●		600	16,237
US Bancorp 3.50% ●		25	21,156
Total Preferred Stock
(cost $67,887)			74,572

Rights – 0.00%
B2W Cia Digital exercise price
BRL 10.00, expiration date
7/20/16 †		5,885	0
Total Rights (cost $0)			0

		Number of
		Contracts
Options Purchased – 0.00%
Futures Call Option – 0.00%
U.S. Treasury 10 yr Note
Future, strike price $135,
expiration date 7/22/16		9	1,125
Total Options Purchased
(cost $2,145)			1,125

22 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 5.34%
Discount Notes – 3.87%≠
Federal Home Loan Bank
0.267% 8/5/16	442,784	$442,681
0.319% 7/13/16	1,036,585	1,036,530
0.325% 8/3/16	247,002	246,948
0.335% 7/12/16	187,730	187,721
0.335% 7/21/16	260,736	260,713
0.34% 7/22/16	185,671	185,654
0.35% 7/25/16	158,277	158,260
0.38% 7/18/16	100,859	100,851
0.39% 9/21/16	33,321	33,300
0.39% 9/23/16	40,645	40,620
0.53% 8/15/16	74,472	74,450
		2,767,728
Repurchase Agreements – 1.47%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $372,093
(collateralized by U.S.
government obligations
4.25% 11/15/40;
market value $379,532)	372,090	372,090
Bank of Montreal
0.30%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $620,155
(collateralized by U.S.
government obligations
0.00%–8.75%
11/3/16–8/25/45; market
value $632,553)	620,150	620,150
BNP Paribas
0.40%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $61,760
(collateralized by U.S.
government obligations
0.00%–1.50%
8/31/18–5/15/44; market
value $62,995)	61,760	61,760
		1,054,000

Total Short-Term
Investments
(cost $3,821,509)		3,821,728
Total Value of
Securities – 102.59%
(cost $61,180,653)		$73,427,383
Liabilities Net of
Receivables and Other
Assets – (2.59%)		(1,852,875)
Net Assets Applicable to
7,630,518 Shares
Outstanding – 100.00%		$71,574,508
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $2,198,478, which represents 3.07% of the Fund’s net assets.

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $2,088,750, which represents 2.92% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy.At June 30, 2016,the aggregate value of fair valued securities was $103,861, which represents 0.15% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Х	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at June 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

(continues)     NQ-452 [6/16] 8/16 (17359) 23

Schedule of investment

Delaware Foundation® Growth Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(23,593)	USD	17,463	7/29/16	$(113)
BAML	CAD	(16,050)	USD	12,564	7/29/16	138
BAML	EUR	31,590	USD	(35,763)	7/29/16	(668)
BAML	JPY	664,843	USD	(6,257)	7/29/16	186
BAML	NZD	(37,679)	USD	26,621	7/29/16	(240)
BB	COP	89,374,232	USD	(29,929)	7/29/16	459
BB	EUR	(415)	USD	459	7/29/16	(1)
BB	IDR	145,878,700	USD	(10,910)	7/29/16	121
BNP	AUD	(73,333)	USD	54,197	7/29/16	(434)
BNP	INR	732,681	USD	(10,852)	7/29/16	(59)
BNP	NOK	(92,094)	USD	11,169	7/29/16	165
BNYM	AUD	(44,345)	USD	33,049	7/5/16	(18)
BNYM	BRL	34,422	USD	(10,559)	7/5/16	140
BNYM	CAD	(39,420)	USD	30,326	7/6/16	(184)
BNYM	CHF	(51,549)	USD	52,568	7/1/16	(224)
BNYM	CHF	(37,944)	USD	38,788	7/5/16	(81)
BNYM	DKK	(58,411)	USD	8,717	7/1/16	3
BNYM	DKK	(87,387)	USD	12,977	7/5/16	(64)
BNYM	EUR	712,063	USD	(790,831)	7/1/16	(594)
BNYM	EUR	(147,476)	USD	163,496	7/5/16	(196)
BNYM	GBP	42,285	USD	(55,628)	7/1/16	665
BNYM	GBP	(36,634)	USD	48,538	7/5/16	(235)
BNYM	HKD	(350,014)	USD	45,093	7/5/16	(24)
BNYM	ILS	(15,788)	USD	4,090	7/5/16	—
BNYM	JPY	(27,348,875)	USD	266,269	7/5/16	1,402
BNYM	NOK	(13,126)	USD	1,562	7/1/16	(6)
BNYM	SEK	(42,469)	USD	5,000	7/1/16	(19)
BNYM	SEK	(199,168)	USD	23,482	7/5/16	(63)
BNYM	SGD	(6,046)	USD	4,485	7/5/16	(3)
HSBC	GBP	(5,420)	USD	7,740	7/29/16	522
JPMC	KRW	(20,878,400)	USD	17,847	7/29/16	(253)
JPMC	PLN	(14,935)	USD	3,839	7/29/16	57
TD	EUR	(21,858)	USD	24,193	7/29/16	(90)
TD	JPY	(613,300)	USD	5,779	7/29/16	(165)
TD	NZD	(51,616)	USD	36,434	7/29/16	(363)
						$(239)

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(5) Emini S&P 500 Index	$(505,136)	$(522,550)	9/19/16	$(17,414)
(6) U.S. Treasury 10 yr Notes	(786,452)	(797,906)	9/22/16	(11,454)
7 U.S. Treasury Long Bonds	1,155,253	1,206,406	9/22/16	51,153
	$(136,335)			$22,285

24 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

Swap Contract
CDS Contract1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection Sold:
HSBC	CDX.EM.25[4]	235,000	1.00%	6/20/21	$(20,569)	$2,822

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $71.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CHF – Swiss Franc
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

NQ-452 [6/16] 8/16 (17359) 25

Notes

Delaware Foundation® Growth Allocation Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$61,180,654
Aggregate unrealized appreciation of investments	$16,941,609
Aggregate unrealized depreciation of investments	(4,694,880)
Net unrealized appreciation of investments	$12,246,729

26 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-452 [6/16] 8/16 (17359) 27

Notes

June 30, 2016 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$7,306,115	$37,450	$7,343,565
Corporate Debt	—	7,256,573	—	7,256,573
Foreign Debt	—	496,859	—	496,859
Municipal Bonds	—	149,943	—	149,943
Senior Secured Loans[1]	—	630,496	26,447	656,943
Common Stock
Consumer Discretionary	3,288,262	2,736,126	—	6,024,388
Consumer Staples	2,522,983	2,684,558	—	5,207,541
Energy	2,606,036	401,528	—	3,007,564
Financials	6,927,198	2,483,354	—	9,410,552
Healthcare	5,333,823	2,040,033	—	7,373,856
Industrials	2,891,037	2,927,369	—	5,818,406
Information Technology	7,873,489	1,550,866	—	9,424,355
Materials	1,156,222	714,440	—	1,870,662
Telecommunication Services	1,400,703	1,120,176	—	2,520,879
Utilities	431,454	194,752	—	626,206
Convertible Preferred Stock[1]	54,057	319	—	54,376
Exchange-Traded Funds	480,657	—	—	480,657
Preferred Stock[1]	21,156	53,416	—	74,572
Rights	—	—	—	—
U.S. Treasury Obligations	—	1,806,633	—	1,806,633
Short-Term Investments	—	3,821,728	—	3,821,728
Options Purchased	1,125	—	—	1,125
Total Value of Securities	$34,988,202	$38,375,284	$63,897	$73,427,383
Foreign Currency Exchange
Contracts	$—	$(239)	$—	$(239)
Futures Contracts	22,285	—	—	22,285
Swap Contracts	—	2,822	—	2,822

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.49%	0.51%	100.00%
Senior Secured Loans	—	95.97%	4.03%	100.00%
Convertible Preferred Stock	99.41%	0.59%	—	100.00%
Preferred Stock	28.37%	71.63%	—	100.00%
The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of June 30, 2016, a portion of the portfolio was categorized as Level 2.

28 NQ-452 [6/16] 8/16 (17359)

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-452 [6/16] 8/16 (17359) 29

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
June 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 53.71%
U.S. Markets – 30.96%
Consumer Discretionary – 3.13%
Amazon.com †	300	$214,686
Aramark	1,840	61,493
BorgWarner	2,630	77,638
Century Communi-
cations @=†	25,000	0
Cheesecake Factory	1,865	89,781
Chuy’s Holdings †	1,230	42,570
Cinemark Holdings	3,680	134,173
Comcast Class A	5,330	347,463
Del Frisco’s Restaurant
Group †	7,180	102,818
Discovery Communications
Class A †	2,162	54,547
Discovery Communications
Class C †	9,877	235,566
Express †	7,710	111,872
Fiesta Restaurant Group †	3,680	80,261
Ford Motor	12,480	156,874
G-III Apparel Group †	3,235	147,904
Home Depot	1,800	229,842
Jack in the Box	2,125	182,580
Johnson Controls	17,200	761,272
L Brands	9,778	656,397
Liberty Global Class A †	5,299	153,989
Liberty Global Class C †	16,419	470,404
Liberty Interactive Corp QVC
Group Class A †	39,500	1,002,115
Lowe’s	9,200	728,364
Malibu Boats Class A @†	6,720	81,178
National CineMedia	6,965	107,818
Newell Brands	1,627	79,023
NIKE Class B	1,870	103,224
Popeyes Louisiana Kitchen †	2,590	141,518
Shutterfly †	2,840	132,372
Starbucks	3,220	183,926
Steven Madden †	4,905	167,653
Tenneco †	3,370	157,076
Tractor Supply	2,420	220,656
TripAdvisor †	10,478	673,735
Walt Disney	4,260	416,713
		8,507,501
Consumer Staples – 2.04%
Archer-Daniels-Midland	18,400	789,176
Casey’s General Stores	2,530	332,720
CVS Health	10,360	991,866
General Mills	2,050	146,206
J&J Snack Foods @	1,420	169,363
Kimberly-Clark	1,350	185,598
Kraft Heinz	8,866	784,464
Mondelez International	16,800	764,568
PepsiCo	1,560	165,266
Procter & Gamble	3,090	261,630
Walgreens Boots Alliance	11,620	967,597
		5,558,454
Energy – 1.89%
Carrizo Oil & Gas †	4,480	160,608
Chevron	9,010	944,518
ConocoPhillips	17,100	745,560
EOG Resources	1,260	105,109
Exxon Mobil	5,620	526,819
Halliburton	19,470	881,796
Marathon Oil	31,600	474,316
Occidental Petroleum	11,760	888,586
Parsley Energy Class A †	2,850	77,121
PDC Energy †	1,125	64,811
RSP Permian †	3,100	108,159
Schlumberger	2,160	170,813
		5,148,216
Financials – 6.86%
Aflac	3,180	229,469
Allstate	10,900	762,455
American Equity Investment
Life Holding	6,480	92,340
American Tower	2,330	264,711
Ameriprise Financial	1,180	106,023
Apartment Investment &
Management	1,850	81,696
AvalonBay Communities	1,350	243,527
Bank of New York Mellon	17,600	683,760
BB&T	20,100	715,761
BBCN Bancorp	7,800	116,376
BlackRock	440	150,713
Boston Properties	1,700	224,230
Brandywine Realty Trust	12,625	212,100
Bryn Mawr Bank	2,265	66,138
Camden Property Trust	550	48,631
Capital One Financial	2,690	170,842
Cardinal Financial	4,565	100,156
Citigroup	5,290	224,243
City Holding @	2,926	133,045
CoBiz Financial @	5,740	67,158
Cousins Properties	3,575	37,180
Crown Castle International	12,064	1,223,652

(continues)      NQ-448 [6/16] 8/16 (17358) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DCT Industrial Trust	6,158	$295,830
DDR	6,450	117,003
Douglas Emmett	3,575	126,984
Duke Realty	6,975	185,953
EastGroup Properties	1,850	127,502
Empire State Realty Trust	1,175	22,313
EPR Properties	2,475	199,683
Equinix	1,864	722,729
Equity LifeStyle Properties	975	78,049
Equity One	2,200	70,796
Equity Residential	3,350	230,748
Essex Property Trust	725	165,365
Evercore Partners Class A	3,270	144,501
Extra Space Storage	925	85,599
Federal Realty Investment
Trust	500	82,775
First Industrial Realty Trust	6,055	168,450
FirstMerit	6,730	136,417
Flushing Financial @	5,030	99,996
General Growth Properties	8,250	246,015
Great Western Bancorp	4,206	132,657
Highwoods Properties	1,975	104,280
Host Hotels & Resorts	14,640	237,314
Houlihan Lokey	3,175	71,025
Independent Bank @	1,970	90,029
Infinity Property & Casualty @	1,315	106,068
Intercontinental Exchange	3,671	939,629
Invesco	4,690	119,783
JPMorgan Chase	5,020	311,943
KeyCorp	13,290	146,855
Kilroy Realty	1,200	79,548
Kimco Realty	4,325	135,719
Kite Realty Group Trust	5,677	159,126
LaSalle Hotel Properties	5,270	124,267
Lexington Realty Trust	4,275	43,220
Macerich	1,100	93,929
Mack-Cali Realty	4,465	120,555
Marsh & McLennan	11,600	794,136
National Retail Properties	4,880	252,394
Old National Bancorp	10,240	128,307
Omega Healthcare Investors	1,325	44,984
Pebblebrook Hotel Trust	5,440	142,800
Post Properties	1,275	77,839
Primerica	3,070	175,727
Prologis	4,875	239,070
Prosperity Bancshares	2,925	149,146
Prudential Financial	1,460	104,156
PS Business Parks	550	58,344
Public Storage	975	249,200
Ramco-Gershenson Properties
Trust @	11,010	215,906
Raymond James Financial	2,110	104,023
Regency Centers	1,625	136,061
RLJ Lodging Trust	2,100	45,045
Selective Insurance Group @	3,780	144,434
Simon Property Group	2,950	639,855
SL Green Realty	1,450	154,381
Sovran Self Storage	2,020	211,938
Spirit Realty Capital	5,325	68,000
State Street	2,010	108,379
Sterling Bancorp	9,230	144,911
Stifel Financial †	3,870	121,712
Tanger Factory Outlet Centers	2,075	83,374
Taubman Centers	525	38,955
Travelers	1,940	230,938
UDR	3,200	118,144
Umpqua Holdings	7,975	123,373
United Fire Group	2,500	106,075
Urban Edge Properties	925	27,621
Ventas	2,950	214,819
Vornado Realty Trust	1,975	197,737
Webster Financial	4,360	148,022
Wells Fargo	5,940	281,140
Welltower	1,050	79,979
Western Alliance Bancorp †	4,260	139,089
WSFS Financial	2,405	77,417
		18,654,292
Healthcare – 4.88%
AbbVie	4,300	266,213
Acorda Therapeutics †	3,930	100,235
Air Methods †	4,040	144,753
Alkermes †	2,330	100,703
Allergan †	5,642	1,303,810
Biogen †	3,254	786,882
Cardinal Health	8,600	670,886
Catalent †	5,885	135,296
Celgene †	13,880	1,368,984
Cepheid †	4,300	132,225
CONMED	3,295	157,270
CryoLife @	8,286	97,858
DENTSPLY SIRONA	8,882	551,039
Express Scripts Holding †	12,600	955,080
Gilead Sciences	3,210	267,778

2 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
HealthSouth	1,445	$56,095
IMS Health Holdings †	546	13,847
Johnson & Johnson	6,500	788,450
Ligand Pharmaceuticals
Class B †	1,485	177,116
Medicines †	3,635	122,245
Merck	19,270	1,110,145
Merit Medical Systems †	5,970	118,385
Pfizer	32,202	1,133,832
Prestige Brands Holdings †	2,168	120,107
Quest Diagnostics @	9,800	797,818
Quidel †	5,870	104,838
Quintiles Transnational
Holdings †	562	36,710
Retrophin †	6,260	111,491
Spectrum Pharmaceuticals †	11,035	72,500
Team Health Holdings †	3,240	131,771
TESARO †	2,135	179,447
Thermo Fisher Scientific	1,470	217,207
UnitedHealth Group	2,000	282,400
Vanda Pharmaceuticals †	9,425	105,466
Vertex Pharmaceuticals †	1,340	115,267
WellCare Health Plans †	2,000	214,560
West Pharmaceutical Services	2,895	219,673
Wright Medical Group †	710	12,333
		13,280,715
Industrials – 2.89%
AAON	6,626	182,281
ABM Industries	3,350	122,208
Applied Industrial
Technologies	3,665	165,438
Barnes Group	4,695	155,498
Columbus McKinnon @	6,173	87,348
Continental Building
Products †	7,520	167,170
Eaton	2,070	123,641
ESCO Technologies @	4,223	168,667
Essendant	4,310	131,714
Esterline Technologies †	510	31,640
Federal Signal	6,270	80,758
General Electric	14,800	465,904
Granite Construction	4,003	182,337
Honeywell International	1,770	205,886
JB Hunt Transport Services	1,300	105,209
Kadant @	3,580	184,406
KEYW Holding †	3,876	38,527
Kforce	7,335	123,888
KLX †	2,855	88,505
Lockheed Martin	1,040	258,097
MYR Group †	3,790	91,263
Nielsen Holdings	14,099	732,725
Northrop Grumman	3,400	755,752
On Assignment †	3,865	142,812
Parker-Hannifin	2,140	231,227
Raytheon	5,700	774,915
Republic Services	1,920	98,515
Rockwell Collins	1,120	95,357
Swift Transportation †	3,510	54,089
Tetra Tech	4,375	134,509
Union Pacific	2,630	229,468
United Technologies	2,850	292,268
US Ecology	2,380	109,361
WageWorks †	2,445	146,235
Waste Management	11,800	781,986
XPO Logistics †	4,090	107,403
		7,847,007
Information Technology – 7.21%
Accenture Class A	1,520	172,201
Adobe Systems †	2,030	194,454
Alphabet Class A †	1,789	1,258,615
Alphabet Class C †	949	656,803
Analog Devices	1,300	73,632
Anixter International †	1,640	87,379
Apple	5,825	556,870
Applied Micro Circuits †	17,335	111,291
Broadcom	1,130	175,602
CA @	23,445	769,699
Callidus Software †	6,420	128,272
Cisco Systems	33,930	973,452
Convergys	4,775	119,375
eBay †	28,963	678,024
Electronic Arts †	14,175	1,073,898
ExlService Holdings †	3,475	182,125
Facebook Class A †	11,702	1,337,305
GrubHub †	2,415	75,034
Guidewire Software †	2,255	139,269
inContact †	6,890	95,427
Infinera †	7,605	85,784
Intel	31,230	1,024,344
Intuit	4,798	535,505
j2 Global	2,590	163,610
MasterCard Class A	10,494	924,102
Maxim Integrated Products	5,830	208,073

(continues)     NQ-448 [6/16] 8/16 (17358) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
MaxLinear Class A †	5,230	$94,035
Microsemi †	3,165	103,432
Microsoft	26,772	1,369,923
NETGEAR †	2,035	96,744
PayPal Holdings †	29,391	1,073,065
Plantronics	1,960	86,240
Proofpoint †	2,865	180,753
Q2 Holdings †	1,935	54,219
Qlik Technologies †	3,065	90,663
QUALCOMM	24,204	1,296,608
Sabre	6,710	179,761
salesforce.com †	3,020	239,818
SciQuest @†	4,960	87,594
Semtech †	5,215	124,430
Silicon Laboratories †	2,385	116,245
SS&C Technologies Holdings	3,080	86,486
Synaptics †	2,335	125,506
TeleTech Holdings	3,885	105,400
Tyler Technologies †	1,515	252,566
Visa Class A	17,053	1,264,821
Xerox @	66,600	632,034
Yahoo †	3,900	146,484
		19,606,972
Materials – 0.83%
Axalta Coating Systems †	5,010	132,915
Balchem	1,240	73,966
Boise Cascade †	3,415	78,374
Chemtura †	3,510	92,594
Eastman Chemical	2,740	186,046
EI du Pont de Nemours	11,400	738,720
Kaiser Aluminum	1,690	152,793
Minerals Technologies	2,870	163,016
Neenah Paper	2,600	188,162
Quaker Chemical	1,570	140,044
WestRock	3,054	118,709
Worthington Industries	4,690	198,387
		2,263,726
Telecommunication Services – 0.79%
AT&T	29,030	1,254,386
ATN International	1,700	132,277
Verizon Communications	13,700	765,008
		2,151,671
Utilities – 0.44%
Edison International	10,200	792,234
NorthWestern	2,995	188,895
South Jersey Industries	2,245	70,987
Spire	1,985	140,617
		1,192,733
Total U.S. Markets
(cost $54,391,406)		84,211,287

Developed Markets – 16.87%§
Consumer Discretionary – 2.83%
Bayerische Motoren Werke	7,569	550,835
Cie Financiere Richemont
Class A	2,580	151,020
Cie Generale des
Etablissements Michelin	1,310	123,455
Continental	755	142,866
Denso	2,600	91,482
Hennes & Mauritz Class B	4,710	138,572
Industria de Diseno Textil	4,950	166,290
J Front Retailing	7,600	78,800
Kering	2,296	369,615
Liberty Global LiLAC Class A †	661	21,329
Liberty Global LiLAC Class C †	2,049	66,558
LVMH Moet Hennessy Louis
Vuitton	720	108,529
Nitori Holdings	4,648	563,728
Publicis Groupe	3,931	262,994
RTL Group	1,694	138,347
Sekisui Chemical	13,900	171,259
Shimano	900	137,608
Singapore Press Holdings	36,600	107,852
Sodexo	1,320	141,411
Sumitomo Electric Industries	10,000	132,354
Sumitomo Rubber Industries	40,700	544,888
Swatch Group	550	160,051
Taylor Wimpey	64,800	114,961
Techtronic Industries	159,000	663,984
Toyota Motor	16,889	832,603
USS	6,500	107,423
Valeo	5,802	257,574
Volkswagen	575	76,224
Whitbread	2,370	110,891
WPP	8,450	176,110
Yue Yuen Industrial Holdings	251,000	994,793
		7,704,406
Consumer Staples – 2.67%
Anheuser-Busch InBev	2,060	272,407
Aryzta †	12,986	479,909
Asahi Group Holdings	6,500	210,176

4 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	5,185	$336,139
Carlsberg Class B	7,798	743,992
Chocoladefabriken Lindt &
Spruengli Class PC	26	155,067
Coca-Cola Amatil	62,534	386,022
Danone	2,705	189,303
Diageo	10,950	305,896
Heineken	1,990	182,526
Japan Tobacco	22,700	914,860
Jeronimo Martins	9,700	152,986
Kao	3,100	180,551
Koninklijke Ahold	8,450	186,598
L’Oreal	1,210	231,659
Nestle	9,660	748,441
NH Foods	5,000	122,470
Reckitt Benckiser Group	1,700	170,462
SABMiller	2,340	136,467
Tesco †	176,938	415,556
Treasury Wine Estates	24,200	168,163
Unilever	3,600	172,495
Unilever CVA	4,250	197,666
WH Group 144A #	143,000	113,255
Woolworths	6,600	103,808
		7,276,874
Energy – 0.45%
Amec Foster Wheeler	9,850	64,765
Neste	3,470	124,430
Suncor Energy	15,900	441,082
TOTAL	12,174	583,817
		1,214,094
Financials – 2.11%
AIA Group	33,000	198,453
AXA	31,539	623,609
Banco Espirito Santo
Class R @=†	285,000	0
Bank Leumi Le-Israel †	48,650	170,818
Bankia	114,600	83,425
Cheung Kong Property
Holdings	14,500	91,359
Commonwealth Bank of
Australia	5,980	335,658
Daito Trust Construction	1,400	227,307
Euronext 144A #	3,010	110,422
ING Groep CVA	48,498	501,756
Kinnevik Class B †	4,950	118,328
Mitsubishi UFJ Financial
Group	177,073	793,792
Nordea Bank	85,779	727,719
Platinum Asset Management	26,400	114,657
QBE Insurance Group	15,150	119,679
Schroders	3,740	118,187
Seven Bank	31,800	98,704
Sony Financial Holdings	10,600	119,853
Standard Chartered	75,251	570,928
Swire Properties	32,400	86,327
UniCredit	175,320	385,573
Westfield	18,700	150,211
		5,746,765
Healthcare – 2.81%
Actelion	665	111,984
Astellas Pharma	13,900	217,985
Bayer	3,070	308,335
Fresenius	2,350	172,672
ICON †	2,015	141,070
Indivior	39,800	133,920
Merck	1,620	164,662
Miraca Holdings	3,100	134,441
Novartis	16,590	1,369,315
Novo Nordisk ADR	11,295	607,445
Novo Nordisk Class B	5,240	282,189
Orion Class B	2,680	104,064
Ramsay Health Care	2,520	136,195
Roche Holding	1,945	513,246
Sanofi	12,074	1,003,141
Shire	6,405	395,845
Smith & Nephew	8,650	146,887
STADA Arzneimittel	11,423	592,022
Sumitomo Dainippon Pharma	11,400	197,594
Teva Pharmaceutical
Industries ADR	18,000	904,140
		7,637,152
Industrials – 3.15%
ABB †	5,780	114,398
Aggreko	7,350	125,707
ANDRITZ	2,520	119,491
Aurizon Holdings	40,600	147,309
Boskalis Westminster	2,970	101,344
Cathay Pacific Airways	61,000	89,491
Cie de Saint-Gobain	3,720	141,009
Deutsche Lufthansa	7,300	85,830
Deutsche Post	26,785	754,601

(continues)     NQ-448 [6/16] 8/16 (17358) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
East Japan Railway	9,241	$856,394
Elbit Systems	1,565	141,720
Experian	8,690	164,867
Fraport Frankfurt Airport
Services Worldwide	2,340	125,286
Fuji Electric	40,000	166,541
International Consolidated
Airlines Group	23,600	116,850
ITOCHU	81,049	991,490
Japan Airlines	4,300	138,342
JTEKT	6,800	77,074
Koninklijke Philips	25,607	635,983
Meggitt	84,540	459,512
Minebea	26,200	178,000
Mitsubishi Electric	14,000	167,137
Mitsubishi Heavy Industries	31,000	124,658
Rexel	17,933	225,461
Singapore Airlines	12,500	99,262
Teleperformance	12,059	1,027,211
Travis Perkins	6,450	127,258
Vinci	13,352	942,209
Yamato Holdings	4,900	112,509
		8,556,944
Information Technology – 0.93%
Amadeus IT Holding	3,790	166,983
Atos	1,520	125,322
Brother Industries	10,000	107,263
CGI Group Class A †	17,404	743,471
Infineon Technologies	10,100	146,212
InterXion Holding †	3,180	117,278
NICE	1,710	108,812
Omron	4,100	133,827
Playtech	41,201	438,315
SAP	2,275	170,864
Seiko Epson	10,600	169,935
Trend Micro	2,600	92,986
		2,521,268
Materials – 0.77%
Air Liquide	1,460	152,105
Alamos Gold	28,271	243,114
Anglo American ADR	8,700	42,108
Arkema	1,585	121,178
Chr Hansen Holding	1,650	108,364
Daicel	8,900	92,222
EMS-Chemie Holding	295	152,311
Johnson Matthey	2,902	108,846
Kuraray	9,000	107,383
Rio Tinto	12,446	386,654
Shin-Etsu Chemical	2,200	128,895
South32 †	98,000	114,933
Umicore	2,430	125,520
Yamana Gold	38,683	201,207
		2,084,840
Telecommunication Services – 0.94%
BT Group	32,500	178,640
Deutsche Telekom	7,600	129,597
KDDI	7,100	215,909
Nippon Telegraph &
Telephone	26,486	1,242,059
Tele2 Class B	61,685	541,554
Telenor	8,550	141,528
Telstra	27,900	116,615
		2,565,902
Utilities – 0.21%
Hokuriku Electric Power	5,900	73,108
National Grid	25,823	379,736
Tokyo Gas	30,000	123,863
		576,707
Total Developed Markets
(cost $40,935,968)		45,884,952

Emerging Markets X – 5.88%
Consumer Discretionary – 0.38%
Arcos Dorados Holdings
Class A @†	15,500	73,935
Astra International	151,700	85,523
B2W Cia Digital @†	51,800	151,902
Grupo Televisa ADR	13,250	345,030
Mahindra & Mahindra	10,188	216,411
Qunar Cayman Islands ADR †	900	26,811
Woolworths Holdings	23,228	133,005
		1,032,617
Consumer Staples – 0.78%
Anadolu Efes Biracilik Ve Malt
Sanayii	21,596	146,025
BRF ADR	10,560	147,101
China Mengniu Dairy	80,000	139,953
Cia Brasileira de Distribuicao
ADR	6,900	100,395
Cia Cervecerias Unidas ADR	5,900	137,706
Fomento Economico
Mexicano ADR	3,125	289,031

6 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Hypermarcas	27,900	$201,935
Lotte Chilsung Beverage	112	174,117
Lotte Confectionery @	1,240	210,461
Tingyi Cayman Islands
Holding	89,816	85,286
Tsingtao Brewery	18,162	63,143
Uni-President China
Holdings @	309,000	261,137
Wal-Mart de Mexico Class V	70,772	170,247
		2,126,537
Energy – 0.79%
Cairn India	25,954	54,370
China Petroleum & Chemical	198,850	143,693
Gazprom ADR	47,209	203,989
Lukoil ADR	4,500	187,785
PetroChina ADR	1,400	95,088
Petroleo Brasileiro ADR †	33,600	240,576
PTT	18,391	163,813
Reliance Industries GDR
144A #	30,375	867,206
Rosneft GDR	27,910	143,591
Tambang Batubara Bukit
Asam Persero	98,100	57,711
		2,157,822
Financials – 0.87%
Akbank	108,919	312,175
Banco Santander Brasil ADR	7,850	44,745
Bangkok Bank	34,761	157,387
China Construction Bank	226,449	150,960
Etalon Group GDR
144A #@=	16,400	40,098
Grupo Financiero Banorte
Class O	19,600	109,543
Grupo Financiero Santander
Mexico Class B ADR	9,100	82,719
ICICI Bank ADR	34,900	250,582
Industrial & Commercial Bank
of China	234,800	130,941
Itau Unibanco Holding ADR	24,582	232,054
KB Financial Group ADR	5,589	159,063
Reliance Capital	14,807	88,050
Remgro	5,021	87,125
Samsung Life Insurance	2,564	224,377
Sberbank of Russia =	112,564	234,119
UEM Sunrise @	258,519	66,361
		2,370,299
Industrials – 0.12%
Gol Linhas Aereas Inteligentes
ADR	2,510	26,581
KCC	842	280,062
Rumo Logistica Operadora
Multimodal †	4,406	6,748
Santos Brasil Participacoes	6,500	24,929
		338,320
Information Technology – 1.71%
Alibaba Group Holding ADR †	3,200	254,496
Baidu ADR †	5,100	842,265
Hon Hai Precision Industry	79,071	203,709
MediaTek	22,000	168,114
Samsung Electronics	1,057	1,316,336
Samsung SDI	934	88,431
SINA †	4,800	248,976
Sohu.com @†	8,100	306,666
Taiwan Semiconductor
Manufacturing	61,069	307,769
Taiwan Semiconductor
Manufacturing ADR	11,000	288,530
Tencent Holdings	21,500	493,203
WNS Holdings ADR @†	4,430	119,610
		4,638,105
Materials – 0.33%
Braskem ADR	10,175	120,574
Cemex ADR †	20,399	125,862
Cemex Latam Holdings †	10,013	43,194
Impala Platinum Holdings †	5,403	17,408
Nine Dragons Paper Holdings	125,000	95,836
Siam Cement NVDR	5,400	73,361
Sociedad Quimica y Minera de
Chile ADR	4,000	98,880
UltraTech Cement	5,021	254,476
Vale ADR	11,725	59,329
		888,920
Telecommunication Services – 0.90%
America Movil Class L ADR	10,000	122,600
China Mobile	32,921	380,376
China Mobile ADR	2,925	169,357
KT ADR	5,550	79,143
LG Uplus	8,918	84,700
MegaFon GDR	5,766	60,213
Mobile TeleSystems ADR	7,600	62,928
SK Telecom ADR	31,200	652,704
Telefonica Brasil ADR	20,405	277,508
TIM Participacoes ADR	26,500	279,575

(continues)     NQ-448 [6/16] 8/16 (17358) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri
ADR †	10,050	$91,958
Vodacom Group	16,382	186,668
		2,447,730
Total Emerging Markets
(cost $15,967,737)		16,000,350

Total Common Stock
(cost $111,295,111)		146,096,589

Convertible Preferred Stock – 0.14%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	38	45,410
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16	800	96,884
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	500	24,670
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	47	2,139
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	45	63,450
Maiden Holdings 7.25%
exercise price $15.11,
expiration date 9/15/16	1,133	53,817
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	540	39,739
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	50	64,960
Total Convertible Preferred
Stock (cost $386,303)		391,069

Exchange-Traded Funds – 0.43%
iShares iBoxx $ High Yield
Corporate Bond ETF	700	59,283
iShares MSCI EAFE Growth
Index ETF	3,450	225,699
iShares MSCI EAFE Index ETF	7,050	393,460
Vanguard FTSE Developed
Markets ETF	13,710	484,786
Total Exchange-Traded
Funds (cost $1,145,010)		1,163,228

	Principal amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.002% 9/26/33 ϕ	55,527	63,046
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.793% 11/25/32 ●	3,510	3,425
Total Agency Asset-Backed
Securities (cost $58,589)		66,471

Agency Collateralized Mortgage Obligations – 1.12%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	19,479	22,118
Series 2003-26 AT
5.00% 11/25/32	8,406	8,466
Series 2005-70 PA
5.50% 8/25/35	9,772	11,161
Series 2008-15 SB
6.147% 8/25/36 ●Σ	25,672	5,633
Series 2010-41 PN
4.50% 4/25/40	120,000	132,105
Series 2010-43 HJ
5.50% 5/25/40	14,260	16,254
Series 2010-96 DC
4.00% 9/25/25	3,311	3,525
Series 2010-129 SM
5.547% 11/25/40 ●Σ	147,495	23,742
Series 2012-98 MI
3.00% 8/25/31 Σ	211,459	20,002
Series 2012-122 SD
5.647% 11/25/42 ●Σ	271,648	62,791
Series 2013-26 ID
3.00% 4/25/33 Σ	209,898	26,108
Series 2013-38 AI
3.00% 4/25/33 Σ	198,270	23,120
Series 2013-43 IX
4.00% 5/25/43 Σ	564,792	119,109
Series 2013-44 DI
3.00% 5/25/33 Σ	632,618	87,453
Series 2013-55 AI
3.00% 6/25/33 Σ	239,226	29,216

8 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-36 ZE
3.00% 6/25/44	101,119	$102,995
Series 2014-68 BS
5.697% 11/25/44 ●Σ	203,416	44,276
Series 2014-90 SA
5.697% 1/25/45 ●Σ	575,855	126,861
Series 2015-27 SA
5.997% 5/25/45 ●Σ	87,039	19,965
Series 2015-44 Z
3.00% 9/25/43	173,110	177,203
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	13,521	15,257
Series 4065 DE
3.00% 6/15/32	30,000	32,256
Series 4109 AI
3.00% 7/15/31 Σ	388,038	36,693
Series 4120 IK
3.00% 10/15/32 Σ	307,721	37,229
Series 4146 IA
3.50% 12/15/32 Σ	162,557	23,008
Series 4159 KS
5.708% 1/15/43 ●Σ	142,260	34,889
Series 4181 DI
2.50% 3/15/33 Σ	97,727	10,497
Series 4184 GS
5.678% 3/15/43 ●Σ	168,489	41,223
Series 4185 LI
3.00% 3/15/33 Σ	154,999	19,360
Series 4191 CI
3.00% 4/15/33 Σ	74,559	9,126
Series 4342 CI
3.00% 11/15/33 Σ	75,384	7,702
Series 4435 DY
3.00% 2/15/35	142,000	147,719
Series 4592 WT
5.50% 6/15/46	349,000	388,782
Series 4594 SG
5.656% 6/15/46 ●Σ	419,000	114,178
Freddie Mac Strips
Series 267 S5
5.558% 8/15/42 ●Σ	205,863	47,820
Series 299 S1
5.558% 1/15/43 ●Σ	155,218	35,725
Series 326 S2
5.508% 3/15/44 ●Σ	103,112	23,955
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
3.253% 5/25/28 ●	250,000	255,988
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	336,061
Series 2013-113 AZ
3.00% 8/20/43	176,353	180,444
Series 2015-133 AL
3.00% 5/20/45	188,000	191,366
Total Agency Collateralized
Mortgage Obligations
(cost $3,092,169)		3,051,381

Agency Commercial Mortgage-Backed Securities – 0.68%
FHLMC Multifamily Structured
Pass Through Certificates
Series K041 A2 3.171%
10/25/24 ⧫	150,000	163,399
Series K716 A2 3.13%
6/25/21 ⧫	95,000	101,908
Series K717 A2 2.991%
9/25/21 ⧫	175,000	186,673
Series K722 A1 2.183%
5/25/22 ⧫	85,000	86,698
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	45,000	50,371
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	11,038
Series 2012-K18 B 144A
4.40% 1/25/45 #●	50,000	54,176
Series 2012-K22 B 144A
3.811% 8/25/45 #●	95,000	99,227
Series 2012-K22 C 144A
3.811% 8/25/45 #●	70,000	69,529
Series 2012-K23 C 144A
3.782% 10/25/45 #●	30,000	29,696
Series 2012-K708 B 144A
3.883% 2/25/45 #●	95,000	98,159
Series 2012-K708 C 144A
3.883% 2/25/45 #●	25,000	24,982
Series 2013-K25 C 144A
3.743% 11/25/45 #●	75,000	70,967
Series 2013-K30 C 144A
3.668% 6/25/45 #●	75,000	69,253
Series 2013-K31 C 144A
3.741% 7/25/46 #●	125,000	118,519

(continues)     NQ-448 [6/16] 8/16 (17358) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 B 144A
3.618% 8/25/46 #●	80,000	$81,644
Series 2013-K35 C 144A
4.077% 8/25/23 #●	20,000	19,534
Series 2013-K712 B 144A
3.484% 5/25/45 #●	120,000	122,790
Series 2013-K713 B 144A
3.274% 4/25/46 #●	70,000	71,142
Series 2013-K713 C 144A
3.274% 4/25/46 #●	135,000	134,247
Series 2014-K716 C 144A
4.084% 8/25/47 #●	200,000	197,625
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,857,281)		1,861,577

Agency Mortgage-Backed Securities – 11.20%
Fannie Mae ARM
2.413% 5/1/43 ●	69,306	71,513
2.553% 6/1/43 ●	24,398	25,235
2.913% 7/1/45 ●	33,159	34,450
2.966% 4/1/46 ●	4,906	5,125
3.212% 4/1/44 ●	69,095	72,391
3.237% 3/1/44 ●	89,858	94,708
3.276% 9/1/43 ●	59,334	62,419
Fannie Mae Relocation 30 yr
5.00% 1/1/36	2,437	2,673
Fannie Mae S.F. 15 yr
2.50% 5/1/31	153,564	159,276
3.00% 11/1/26	239,133	252,566
3.00% 9/1/30	91,756	96,526
3.00% 12/1/30	125,794	132,704
3.00% 2/1/31	24,304	25,578
3.00% 3/1/31	116,057	121,885
3.50% 7/1/26	54,987	58,323
4.00% 11/1/25	134,423	143,304
4.00% 12/1/26	45,743	48,755
4.00% 1/1/27	287,719	306,723
4.00% 5/1/27	105,745	112,729
4.00% 8/1/27	56,504	60,217
Fannie Mae S.F. 20 yr
3.00% 8/1/33	60,888	64,187
3.00% 1/1/36	238,175	249,959
3.00% 5/1/36	288,344	302,600
Fannie Mae S.F. 30 yr
4.50% 6/1/38	68,915	75,671
4.50% 4/1/39	73,117	79,776
4.50% 6/1/39	237,389	259,200
4.50% 9/1/39	18,296	20,013
4.50% 11/1/39	56,759	63,167
4.50% 1/1/40	687,848	760,783
4.50% 4/1/40	9,815	10,757
4.50% 6/1/40	64,694	71,861
4.50% 8/1/40	20,411	22,483
4.50% 9/1/40	93,262	102,243
4.50% 2/1/41	229,675	251,511
4.50% 7/1/41	202,405	224,477
4.50% 8/1/41	86,010	95,903
4.50% 10/1/41	76,838	84,264
4.50% 12/1/41	153,142	167,813
4.50% 1/1/42	121,356	132,492
4.50% 4/1/42	20,332	22,278
4.50% 8/1/42	1,584,430	1,751,337
4.50% 9/1/42	609,486	667,036
4.50% 1/1/43	97,411	106,689
4.50% 9/1/43	80,604	88,291
4.50% 10/1/43	460,795	510,026
4.50% 11/1/43	110,189	120,346
4.50% 4/1/44	171,469	187,042
4.50% 5/1/44	51,082	55,722
4.50% 6/1/44	417,226	456,629
4.50% 10/1/44	367,489	402,681
4.50% 12/1/44	65,095	71,226
4.50% 1/1/45	524,694	573,211
4.50% 2/1/45	230,169	251,436
4.50% 4/1/45	327,839	358,270
4.50% 3/1/46	53,957	59,547
5.00% 2/1/35	7,603	8,486
5.00% 10/1/35	11,138	12,400
5.00% 11/1/35	22,530	25,066
5.00% 4/1/37	13,805	15,325
5.00% 12/1/39	30,997	34,807
5.00% 1/1/40	6,764	7,613
5.50% 12/1/32	2,627	2,979
5.50% 2/1/33	34,598	39,169
5.50% 6/1/33	22,104	25,066
5.50% 4/1/34	14,125	16,019
5.50% 7/1/34	3,482	3,952
5.50% 9/1/34	42,488	48,250
5.50% 11/1/34	14,627	16,589
5.50% 12/1/34	102,755	116,720
5.50% 3/1/35	29,633	33,628
5.50% 4/1/35	65,911	74,759
5.50% 5/1/35	64,250	72,958
5.50% 6/1/35	9,486	10,648
5.50% 1/1/36	54,952	62,329

10 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 4/1/36	60,860	$68,774
5.50% 5/1/36	6,451	7,304
5.50% 7/1/36	60,239	68,421
5.50% 9/1/36	57,344	65,026
5.50% 11/1/36	10,011	11,276
5.50% 1/1/37	41,940	47,185
5.50% 2/1/37	9,809	11,049
5.50% 4/1/37	85,594	96,362
5.50% 8/1/37	62,990	71,443
5.50% 9/1/37	50,619	56,916
5.50% 1/1/38	1,024	1,154
5.50% 2/1/38	28,975	32,757
5.50% 3/1/38	23,922	27,175
5.50% 6/1/38	100,422	112,993
5.50% 7/1/38	17,730	19,950
5.50% 9/1/38	140,420	159,184
5.50% 1/1/39	67,387	76,501
5.50% 2/1/39	151,052	171,228
5.50% 6/1/39	52,530	59,503
5.50% 10/1/39	118,305	133,166
5.50% 3/1/40	175,446	199,268
5.50% 7/1/40	87,320	98,829
5.50% 3/1/41	314,027	356,162
5.50% 6/1/41	130,251	147,789
5.50% 9/1/41	541,302	610,772
6.00% 5/1/36	38,196	43,747
6.00% 6/1/36	4,604	5,279
6.00% 9/1/36	20,915	24,387
6.00% 12/1/36	5,060	5,833
6.00% 2/1/37	15,382	17,605
6.00% 5/1/37	36,180	41,383
6.00% 6/1/37	2,783	3,211
6.00% 7/1/37	2,288	2,612
6.00% 8/1/37	50,053	57,390
6.00% 9/1/37	5,360	6,130
6.00% 11/1/37	824	941
6.00% 5/1/38	84,042	96,184
6.00% 9/1/38	87,009	99,641
6.00% 10/1/38	6,947	7,958
6.00% 11/1/38	11,944	13,763
6.00% 1/1/39	24,445	28,009
6.00% 9/1/39	206,015	235,733
6.00% 10/1/39	169,369	196,567
6.00% 3/1/40	21,309	24,396
6.00% 7/1/40	78,173	89,293
6.00% 9/1/40	18,738	21,461
6.00% 11/1/40	7,985	9,266
6.00% 5/1/41	157,336	180,250
Fannie Mae S.F. 30 yr
6.00% 6/1/41	78,922	90,279
6.00% 7/1/41	317,664	363,472
6.50% 2/1/36	17,278	21,129
7.50% 6/1/31	12,775	15,492
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	10,674,000	11,057,177
4.50% 8/1/46	591,000	644,741
Freddie Mac ARM
2.495% 1/1/44 ●	159,609	165,485
2.768% 10/1/45 ●	38,658	39,987
2.826% 9/1/45 ●	245,789	255,247
2.944% 10/1/45 ●	66,227	69,082
2.951% 11/1/44 ●	22,690	23,559
3.107% 3/1/46 ●	91,663	95,829
Freddie Mac S.F. 20 yr
3.00% 6/1/36	48,841	51,202
Freddie Mac S.F. 30 yr
4.50% 10/1/35	7,731	8,458
4.50% 4/1/39	10,615	11,752
4.50% 10/1/39	59,607	65,356
4.50% 5/1/40	378,685	422,391
4.50% 3/1/41	73,451	80,662
4.50% 4/1/41	150,112	164,866
4.50% 7/1/42	107,444	118,334
4.50% 8/1/44	155,533	171,648
4.50% 7/1/45	189,174	207,662
5.00% 6/1/36	224,621	249,417
5.50% 3/1/34	5,866	6,619
5.50% 12/1/34	5,344	6,038
5.50% 6/1/36	3,513	3,954
5.50% 11/1/36	6,854	7,665
5.50% 12/1/36	1,680	1,886
5.50% 9/1/37	6,321	7,092
5.50% 4/1/38	21,375	24,025
5.50% 6/1/38	4,362	4,907
5.50% 7/1/38	22,725	25,570
5.50% 6/1/39	22,343	25,087
5.50% 3/1/40	18,805	21,075
5.50% 8/1/40	20,300	22,749
5.50% 1/1/41	19,411	21,814
5.50% 6/1/41	216,336	243,481
6.00% 2/1/36	11,497	13,200
6.00% 3/1/36	15,379	17,738
6.00% 1/1/38	7,025	8,019
6.00% 6/1/38	18,876	21,535
6.00% 8/1/38	42,321	49,093
6.00% 5/1/40	36,892	42,242
6.00% 7/1/40	82,304	94,277

(continues)     NQ-448 [6/16] 8/16 (17358) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.50% 4/1/39	29,160	$33,498
7.00% 11/1/33	12,827	15,499
GNMA II S.F. 30 yr
5.50% 5/20/37	31,291	34,907
5.50% 4/20/40	32,363	35,491
6.00% 2/20/39	51,778	59,006
6.00% 4/20/46	54,593	62,876
Total Agency
Mortgage-Backed
Securities
(cost $30,209,145)		30,458,586

Collateralized Debt Obligations – 0.74%
Avery Point III CLO
Series 2013-3A A 144A
2.033% 1/18/25 #●	250,000	247,543
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.124% 7/20/26 #●	500,000	496,862
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
2.096% 5/15/25 #●	250,000	248,795
Cent CLO 21
Series 2014-21A A1B
144A 2.024% 7/27/26 #●	250,000	245,929
Magnetite IX
Series 2014-9A A1 144A
2.058% 7/25/26 #●	285,000	284,571
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.048% 7/15/27 #●	250,000	248,562
Shackleton CLO
Series 2014-5A A 144A
2.132% 5/7/26 #●	250,000	247,957
Total Collateralized Debt
Obligations
(cost $2,031,154)		2,020,219

Convertible Bonds – 0.85%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	106,000	102,886
Atlas Air Worldwide Holdings
2.25% exercise price
$74.05, maturity date
6/1/22	29,000	28,257
BGC Partners 4.50% exercise
price $9.84, maturity date
7/15/16	74,000	74,278
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	35,000	40,644
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	114,000	121,268
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	49,000	45,325
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	72,000	70,605
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	72,000	72,540
Cemex 3.72% exercise price
$11.45, maturity date
3/15/20	56,000	52,465
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	72,000	67,365
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	38,000	44,531
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	62,000	63,085
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	37,000	34,086
General Cable 4.50% exercise
price $32.36, maturity date
11/15/29 @ϕ	73,000	42,112
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	64,000	75,000
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	51,000	45,454
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	33,000	42,405

12 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18		53,000	$61,546
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29		157,000	159,551
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #		16,000	16,380
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #		77,000	67,231
Medicines 144A 2.75%
exercise price $48.97,
maturity date 7/15/23 #		28,000	26,985
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ		101,000	97,339
Microchip Technology
1.625% exercise price
$65.56, maturity date
2/15/25		30,000	33,356
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43		46,000	35,363
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @		35,000	34,519
Novellus Systems 2.625%
exercise price $34.11,
maturity date 5/15/41		36,000	89,640
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #		25,000	29,719
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		39,000	42,583
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20		42,000	37,747
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		95,000	85,262
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @		73,000	67,753
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @		74,000	82,880
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		70,000	69,606
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @		12,000	9,780
Vector Group 1.75% exercise
price $24.64, maturity date
4/15/20 ●		60,000	66,825
Vector Group 2.50% exercise
price $15.98, maturity date
1/15/19 ●		26,000	37,823
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @		90,000	89,494
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		50,000	45,781
Total Convertible Bonds
(cost $2,319,131)			2,309,469

Corporate Bonds – 19.25%
Banking – 3.08%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	51,000	40,617
Bank Nederlandse
Gemeenten
144A 1.625% 4/19/21 #		156,000	158,399
5.25% 5/20/24	AUD	24,000	21,066
Bank of America
4.45% 3/3/26		605,000	634,035
Bank of New York Mellon
2.15% 2/24/20		25,000	25,500
2.50% 4/15/21		235,000	243,673
2.80% 5/4/26		50,000	51,928
BB&T 2.05% 5/10/21		130,000	131,994
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	165,375
Branch Banking & Trust
3.625% 9/16/25		250,000	269,451
Citizens Financial Group
4.30% 12/3/25		105,000	110,731
Compass Bank
3.875% 4/10/25		250,000	240,346
Cooperatieve Rabobank
2.50% 9/4/20	NOK	80,000	10,043
2.50% 1/19/21		250,000	256,419

(continues)     NQ-448 [6/16] 8/16 (17358) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group 144A
6.25% 12/29/49 #●		200,000	$189,108
Credit Suisse Group Funding
Guernsey
144A 3.80% 6/9/23 #		250,000	249,735
144A 4.55% 4/17/26 #		315,000	327,419
Fifth Third Bancorp
2.875% 7/27/20		50,000	52,233
Fifth Third Bank
3.85% 3/15/26		200,000	210,455
Goldman Sachs Group
5.20% 12/17/19	NZD	20,000	14,943
Industrial & Commercial Bank
of China 2.635% 5/26/21		250,000	252,449
JPMorgan Chase
1.264% 1/28/19 ●		45,000	44,940
3.20% 6/15/26		130,000	133,784
4.25% 11/2/18	NZD	110,000	80,067
4.25% 10/1/27		305,000	323,424
6.75% 8/29/49 ●		115,000	126,787
KeyBank
2.35% 3/8/19		260,000	265,672
3.40% 5/20/26		250,000	254,380
KFW 1.50% 6/15/21		125,000	126,656
Lloyds Banking Group
3.10% 7/6/21		200,000	199,852
Morgan Stanley
2.50% 4/21/21		35,000	35,406
3.875% 1/27/26		225,000	239,336
3.95% 4/23/27		115,000	116,554
5.00% 9/30/21	AUD	24,000	19,397
National City Bank
1.052% 6/7/17 ●		250,000	249,653
PNC Bank 2.60% 7/21/20		270,000	279,756
RBC USA Holdco
5.25% 9/15/20		100,000	113,056
State Street
2.55% 8/18/20		115,000	119,407
3.10% 5/15/23		65,000	67,306
3.55% 8/18/25		130,000	141,537
SunTrust Bank
3.30% 5/15/26		200,000	202,047
SunTrust Banks
2.35% 11/1/18		50,000	50,807
2.90% 3/3/21		60,000	62,189
Swedbank 144A
2.65% 3/10/21 #		200,000	206,945
Toronto-Dominion Bank
2.125% 4/7/21		95,000	96,745
Toronto-Dominion Bank
2.50% 12/14/20		135,000	139,726
U.S. Bancorp 3.10% 4/27/26		155,000	161,426
UBS Group Funding Jersey
144A 4.125% 4/15/26 #		300,000	312,411
USB Capital IX 3.50%
10/29/49 @●		235,000	192,406
Wells Fargo
4.30% 7/22/27		40,000	43,247
4.40% 6/14/46		195,000	199,167
Zions Bancorporation
4.50% 6/13/23		100,000	106,135
			8,366,140
Basic Industry – 1.24%
BHP Billiton Finance
3.00% 3/30/20	AUD	10,000	7,426
Cemex 144A
7.25% 1/15/21 #		200,000	211,540
CF Industries 6.875% 5/1/18		195,000	211,956
Dow Chemical
8.55% 5/15/19		611,000	725,750
Eastman Chemical
3.80% 3/15/25		75,000	79,409
4.65% 10/15/44		285,000	292,649
Georgia-Pacific
8.00% 1/15/24		270,000	361,236
International Paper
5.15% 5/15/46		125,000	135,373
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	132,300
Lundin Mining 144A
7.50% 11/1/20 #		65,000	66,625
Masco 3.50% 4/1/21		150,000	153,795
Methanex 4.25% 12/1/24		80,000	71,515
OCP 144A 4.50% 10/22/25 #		200,000	196,180
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		115,000	121,014
PolyOne 5.25% 3/15/23		60,000	60,750
PPG Industries
2.30% 11/15/19		80,000	80,706
Rio Tinto Finance USA
3.75% 6/15/25		160,000	167,690
Southern Copper
5.875% 4/23/45		65,000	61,523
Suzano Trading 144A
5.875% 1/23/21 #		100,000	104,625
Vale Overseas
5.875% 6/10/21		110,000	110,413

14 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
WR Grace 144A
5.125% 10/1/21 #		30,000	$30,900
			3,383,375
Capital Goods – 0.37%
Ball
5.00% 3/15/22		30,000	31,995
5.25% 7/1/25		85,000	88,931
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #		100,000	104,000
Fortune Brands Home &
Security 3.00% 6/15/20		65,000	67,206
Lockheed Martin
3.55% 1/15/26		90,000	97,957
Parker-Hannifin
3.30% 11/21/24		10,000	10,820
Union Andina de Cementos
144A 5.875% 10/30/21 #		150,000	152,400
Waste Management
2.40% 5/15/23		435,000	441,956
			995,265
Consumer Cyclical – 1.69%
American Axle &
Manufacturing
6.25% 3/15/21		90,000	93,712
Aramark Services 144A
5.125% 1/15/24 #		130,000	132,925
BMW U.S. Capital
144A 2.00% 4/11/21 #		160,000	162,185
144A 2.80% 4/11/26 #		175,000	179,729
CDK Global 4.50% 10/15/24		75,000	74,627
CVS Health
3.875% 7/20/25		372,000	409,960
5.00% 12/1/24		70,000	82,068
Daimler 2.75% 12/10/18	NOK	210,000	26,022
Ford Motor 7.45% 7/16/31		108,000	145,173
Ford Motor Credit
3.336% 3/18/21		200,000	207,651
General Motors
6.75% 4/1/46		25,000	29,758
General Motors Financial
3.45% 4/10/22		160,000	160,094
3.70% 5/9/23		90,000	90,600
4.375% 9/25/21		30,000	31,694
5.25% 3/1/26		65,000	70,793
Goodyear Tire & Rubber
5.00% 5/31/26		115,000	117,444
Hanesbrands 144A
4.875% 5/15/26 #		200,000	201,720
Home Depot 3.00% 4/1/26		60,000	63,846
Host Hotels & Resorts
3.75% 10/15/23		70,000	70,619
4.50% 2/1/26		55,000	58,103
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,523
144A 2.55% 2/6/19 #		50,000	50,857
144A 3.00% 3/18/21 #		45,000	46,664
KFC Holding
144A 5.00% 6/1/24 #		42,000	42,840
144A 5.25% 6/1/26 #		40,000	41,100
L Brands 6.75% 7/1/36		75,000	75,328
Lear 5.25% 1/15/25		135,000	142,256
Lowe’s
2.50% 4/15/26		145,000	147,870
3.70% 4/15/46		180,000	185,573
Marriott International
3.125% 6/15/26		125,000	126,782
Nemak 144A
5.50% 2/28/23 #		200,000	208,000
O’Reilly Automotive
3.55% 3/15/26		60,000	63,035
Priceline Group
3.60% 6/1/26		110,000	113,839
Sally Holdings 5.75% 6/1/22		5,000	5,206
Starbucks 2.45% 6/15/26		75,000	76,263
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		80,000	83,443
4.50% 10/1/34 @		20,000	20,466
Target 3.625% 4/15/46		70,000	71,685
Tempur Sealy International
144A 5.50% 6/15/26 #		75,000	73,875
Toyota Finance Australia
2.25% 8/31/16	NOK	130,000	15,554
Toyota Motor Credit
2.80% 7/13/22		120,000	126,313
Walgreens Boots Alliance
3.10% 6/1/23		240,000	244,814
3.45% 6/1/26		110,000	113,151
4.80% 11/18/44		35,000	37,802
			4,601,962
Consumer Non-Cyclical – 2.50%
AbbVie
3.20% 5/14/26		375,000	380,649
4.30% 5/14/36		75,000	76,747
4.45% 5/14/46		110,000	112,003
Aetna 3.20% 6/15/26		155,000	159,799

(continues)     NQ-448 [6/16] 8/16 (17358) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev
Finance 3.65% 2/1/26	700,000	$751,360
Arcor SAIC 144A
6.00% 7/6/23 #	70,000	70,656
AstraZeneca
3.375% 11/16/25	160,000	167,937
Becton Dickinson
6.375% 8/1/19	165,000	188,063
Biogen
4.05% 9/15/25	50,000	53,924
5.20% 9/15/45	105,000	118,540
Celgene
3.25% 8/15/22	15,000	15,514
3.875% 8/15/25	110,000	117,554
5.00% 8/15/45	70,000	77,399
DaVita HealthCare Partners
5.00% 5/1/25	360,000	357,750
ENA Norte Trust 144A
4.95% 4/25/23 #	209,864	214,586
HCA
5.25% 6/15/26	125,000	130,078
5.375% 2/1/25	190,000	195,225
HealthSouth
5.125% 3/15/23	30,000	29,550
5.75% 11/1/24	20,000	20,180
5.75% 9/15/25	25,000	24,875
JB 144A 3.75% 5/13/25 #	150,000	155,827
JBS USA
144A 5.75% 6/15/25 #	145,000	137,025
144A 5.875% 7/15/24 #	30,000	29,213
Kraft Heinz Foods
144A 3.00% 6/1/26 #	220,000	222,262
144A 4.375% 6/1/46 #	25,000	26,550
LifePoint Health 144A
5.375% 5/1/24 #	125,000	125,625
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	140,000	125,597
Molson Coors Brewing
2.10% 7/15/21	35,000	35,147
3.00% 7/15/26	90,000	90,105
4.20% 7/15/46	60,000	60,511
Mylan
144A 3.15% 6/15/21 #	30,000	30,465
144A 3.95% 6/15/26 #	315,000	319,428
New York & Presbyterian
Hospital 4.063% 8/1/56	90,000	97,223
Pernod Ricard
144A 3.25% 6/8/26 #	150,000	153,840
Pernod Ricard
144A 4.45% 1/15/22 #	150,000	165,474
Prestige Brands 144A
5.375% 12/15/21 #	75,000	76,500
Reynolds American
4.00% 6/12/22	130,000	141,470
4.45% 6/12/25	275,000	308,544
Sysco 3.30% 7/15/26	345,000	358,676
Tenet Healthcare
4.50% 4/1/21	90,000	91,125
Thermo Fisher Scientific
3.00% 4/15/23	545,000	557,207
United Rentals North America
4.625% 7/15/23	40,000	40,500
5.875% 9/15/26	45,000	44,888
Universal Health Services
144A 5.00% 6/1/26 #	25,000	25,125
Zimmer Biomet Holdings
3.375% 11/30/21	90,000	93,904
4.45% 8/15/45	35,000	35,763
		6,810,383
Energy – 1.09%
AmeriGas Finance
7.00% 5/20/22	60,000	63,637
Chevron 2.954% 5/16/26	130,000	134,517
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	202,210
ConocoPhillips
4.95% 3/15/26	95,000	107,929
Ecopetrol
5.875% 9/18/23	100,000	103,250
5.875% 5/28/45	55,000	48,070
Energy Transfer Partners
4.75% 1/15/26	45,000	46,365
9.70% 3/15/19	95,000	107,622
EnLink Midstream Partners
2.70% 4/1/19	70,000	68,079
Enterprise Products Operating
3.95% 2/15/27	135,000	143,490
7.034% 1/15/68 ●	25,000	26,350
Murphy Oil USA
6.00% 8/15/23	160,000	166,400
NiSource Finance
6.125% 3/1/22	115,000	137,014
Noble Energy
5.05% 11/15/44	85,000	85,917
Petrobras Global Finance
4.875% 3/17/20	30,000	28,200

16 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance
6.25% 3/17/24		30,000	$26,700
7.875% 3/15/19		70,000	72,450
8.375% 5/23/21		65,000	67,243
8.75% 5/23/26		10,000	10,075
Petroleos Mexicanos
6.625% 6/15/35		80,000	82,880
Petronas Global Sukuk 144A
2.707% 3/18/20 #		200,000	202,621
Plains All American Pipeline
8.75% 5/1/19		175,000	200,171
Regency Energy Partners
5.875% 3/1/22		155,000	165,987
Shell International Finance
2.875% 5/10/26		50,000	50,864
4.00% 5/10/46		70,000	71,581
Williams Partners
7.25% 2/1/17		145,000	149,358
Woodside Finance
144A 3.65% 3/5/25 #		60,000	58,717
144A 8.75% 3/1/19 #		145,000	167,144
YPF
144A 8.50% 3/23/21 #		30,000	32,100
144A 8.75% 4/4/24 #		55,000	59,263
144A 31.354% 7/7/20 #●		90,000	90,000
			2,976,204
Financials – 0.59%
AerCap Ireland Capital
4.625% 7/1/22		150,000	154,175
Affiliated Managers Group
3.50% 8/1/25		100,000	100,087
American Tower
2.80% 6/1/20		35,000	35,849
4.00% 6/1/25		160,000	170,467
4.40% 2/15/26		30,000	32,634
Aviation Capital Group
144A 2.875% 9/17/18 #		10,000	9,913
144A 4.875% 10/1/25 #		70,000	68,792
144A 6.75% 4/6/21 #		85,000	96,156
Berkshire Hathaway
2.75% 3/15/23		70,000	72,391
3.125% 3/15/26		90,000	94,485
General Electric
4.25% 1/17/18	NZD	55,000	39,872
General Electric Capital
2.10% 12/11/19		25,000	25,804
5.55% 5/4/20		75,000	86,524
6.00% 8/7/19		145,000	166,172
Jefferies Group
6.45% 6/8/27		50,000	55,653
6.50% 1/20/43		30,000	29,881
Lazard Group
3.75% 2/13/25		100,000	99,590
6.85% 6/15/17		38,000	39,748
Nasdaq 3.85% 6/30/26		30,000	30,542
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		100,000	100,441
SUAM Finance 144A
4.875% 4/17/24 #		100,000	104,000
			1,613,176
Insurance – 0.83%
Berkshire Hathaway Finance
2.90% 10/15/20		145,000	154,046
Highmark 144A
6.125% 5/15/41 #@		30,000	30,355
MetLife 6.40% 12/15/36		20,000	21,400
MetLife Capital Trust X 144A
9.25% 4/8/38 #		400,000	549,925
Principal Life Global Funding
II 144A 3.00% 4/18/26 #		390,000	398,277
Prudential Financial
4.50% 11/15/20		5,000	5,523
5.375% 5/15/45 ●		85,000	85,850
5.625% 6/15/43 ●		75,000	78,305
5.875% 9/15/42 ●		260,000	281,450
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		85,000	87,148
144A 4.125% 11/1/24 #		170,000	178,899
USI 144A 7.75% 1/15/21 #		20,000	19,875
Voya Financial
5.65% 5/15/53 ●		95,000	89,656
XLIT
4.45% 3/31/25		115,000	116,258
5.50% 3/31/45		110,000	109,047
6.50% 12/29/49 ●		70,000	48,825
			2,254,839
Media – 1.17%
21st Century Fox America
4.95% 10/15/45		170,000	194,351
Cablevision 144A
6.50% 6/15/21 #		150,000	153,375
CCO Holdings
144A 5.125% 5/1/23 #		115,000	115,934
144A 5.75% 2/15/26 #		100,000	103,250

(continues)     NQ-448 [6/16] 8/16 (17358) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Charter Communications
Operating 144A
4.908% 7/23/25 #	380,000	$416,203
Comcast 3.15% 3/1/26	535,000	570,145
CSC Holdings 5.25% 6/1/24	265,000	241,813
DISH DBS 5.00% 3/15/23	70,000	63,875
Gray Television
7.50% 10/1/20	80,000	83,800
Myriad International Holdings
144A 5.50% 7/21/25 #	200,000	208,400
Omnicom Group
3.60% 4/15/26	25,000	26,384
Sirius XM Radio 144A
5.375% 7/15/26 #	385,000	383,075
Sky 144A 3.75% 9/16/24 #	405,000	421,514
Time Warner 2.95% 7/15/26	40,000	40,387
Tribune Media
5.875% 7/15/22	150,000	150,000
		3,172,506
Real Estate – 0.62%
Alexandria Real Estate
Equities 3.95% 1/15/27	40,000	41,316
AvalonBay Communities
2.95% 5/11/26	170,000	171,029
Corporate Office Properties
3.60% 5/15/23	80,000	77,887
5.25% 2/15/24	105,000	112,286
Crown Castle International
5.25% 1/15/23	130,000	146,355
DDR 7.50% 4/1/17	30,000	31,279
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	102,825
Hospitality Properties Trust
4.50% 3/15/25	95,000	95,666
Kimco Realty 3.40% 11/1/22	20,000	20,993
PLA Administradora Industrial
144A 5.25% 11/10/22 #	200,000	203,250
Regency Centers
5.875% 6/15/17	79,000	82,129
Simon Property Group
2.50% 7/15/21	40,000	41,239
Sovran Acquisition
3.50% 7/1/26	90,000	91,001
UDR 4.00% 10/1/25	355,000	385,510
WP Carey 4.60% 4/1/24	80,000	82,210
		1,684,975
Services – 0.31%
AECOM 5.875% 10/15/24	91,000	93,730
GEO Group
5.125% 4/1/23	75,000	73,500
5.875% 10/15/24	85,000	86,487
MGM Resorts International
6.00% 3/15/23	314,000	332,055
United Rentals North America
5.50% 7/15/25	160,000	158,200
Zayo Group 6.00% 4/1/23	90,000	91,800
		835,772
Technology – 0.77%
Diamond 1 Finance 144A
6.02% 6/15/26 #	190,000	198,436
Fidelity National Information
Services 5.00% 10/15/25	170,000	193,345
First Data
144A 5.00% 1/15/24 #	60,000	60,375
144A 5.75% 1/15/24 #	410,000	408,463
144A 7.00% 12/1/23 #	40,000	40,650
FLIR Systems
3.125% 6/15/21	55,000	56,536
Fortive
144A 2.35% 6/15/21 #	35,000	35,554
144A 3.15% 6/15/26 #	105,000	108,285
Intel 2.60% 5/19/26	85,000	86,748
Jabil Circuit 7.75% 7/15/16	28,000	28,030
Oracle
1.90% 9/15/21	40,000	40,176
2.40% 9/15/23	515,000	517,332
4.00% 7/15/46	125,000	126,353
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	200,553
		2,100,836
Telecommunications – 1.38%
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	123,494
AT&T
3.60% 2/17/23	100,000	104,468
4.125% 2/17/26	205,000	220,648
5.65% 2/15/47	210,000	241,423
CC Holdings GS V
3.849% 4/15/23	80,000	85,461
CenturyLink
5.80% 3/15/22	145,000	141,330
6.75% 12/1/23	100,000	98,625
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #	200,000	189,500
18 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Columbus International 144A
7.375% 3/30/21 #	200,000	$211,950
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	496,533
Digicel Group 144A
8.25% 9/30/20 #	200,000	168,000
Equinix 5.375% 4/1/23	157,000	162,887
Frontier Communications
8.875% 9/15/20	100,000	107,125
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,911
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	195,750
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	100,320
144A 2.898% 10/15/19 #	70,000	70,972
Sprint Communications
144A 7.00% 3/1/20 #	30,000	31,560
144A 9.00% 11/15/18 #	155,000	165,656
T-Mobile USA
6.125% 1/15/22	115,000	121,037
Verizon Communications
4.862% 8/21/46	150,000	164,636
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	200,000	194,500
VTR Finance 144A
6.875% 1/15/24 #	200,000	199,896
WPP Finance 2010
5.625% 11/15/43	45,000	51,890
		3,747,572
Transportation – 0.65%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	63,984	65,104
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	45,670	47,496
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	76,361	76,929
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	35,000	36,837
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	40,000	42,339
Autoridad del Canal de
Panama 144A
4.95% 7/29/35 #	200,000	217,000
Burlington Northern Santa Fe
4.70% 9/1/45	175,000	206,309
ERAC USA Finance
144A 3.30% 12/1/26 #	190,000	194,684
144A 4.50% 8/16/21 #	20,000	22,176
FedEx 4.75% 11/15/45	40,000	44,759
Norfolk Southern
2.90% 6/15/26	115,000	118,576
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	97,762
144A 3.375% 2/1/22 #	190,000	193,999
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	42,423	44,787
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	97,090	102,794
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	40,000	40,750
United Parcel Service
5.125% 4/1/19	190,000	210,478
		1,762,779
Utilities – 2.96%
AES Gener 144A 8.375%
12/18/73 #@●	200,000	212,500
AGL Capital 3.25% 6/15/26	85,000	87,057
Alabama Power
4.30% 1/2/46	95,000	106,873
Ameren Illinois
9.75% 11/15/18	290,000	344,307
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	306,203
American Water Capital
3.40% 3/1/25	30,000	32,564
Appalachian Power
4.45% 6/1/45	70,000	76,171
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	218,890
Black Hills 3.95% 1/15/26	35,000	37,211
Calpine
144A 5.25% 6/1/26 #	75,000	75,000
5.375% 1/15/23	65,000	63,700
CenterPoint Energy
5.95% 2/1/17	5,000	5,125
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	106,609
CMS Energy 6.25% 2/1/20	115,000	132,493

(continues)     NQ-448 [6/16] 8/16 (17358) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
ComEd Financing III
6.35% 3/15/33 @	160,000	$173,719
Commonwealth Edison
3.65% 6/15/46	15,000	15,367
4.35% 11/15/45	125,000	142,389
Consumers Energy
4.10% 11/15/45	35,000	39,491
Dominion Gas Holdings
4.60% 12/15/44	150,000	156,745
Dominion Resources
3.90% 10/1/25	75,000	80,496
DTE Energy 3.30% 6/15/22	105,000	110,808
Duke Energy
3.75% 4/15/24	40,000	43,022
4.80% 12/15/45	85,000	98,821
Duke Energy Carolinas
3.875% 3/15/46	70,000	75,391
Duke Energy Ohio
3.70% 6/15/46	5,000	5,110
Electricite de France 144A
5.25% 12/29/49 #●	100,000	96,365
Emera 6.75% 6/15/76 ●	195,000	198,096
Emera US Finance 144A
4.75% 6/15/46 #	60,000	61,138
Enel 144A
8.75% 9/24/73 #●	200,000	228,250
Enel Finance International
144A 6.00% 10/7/39 #	100,000	118,569
Entergy 4.00% 7/15/22	105,000	112,822
Entergy Arkansas
3.50% 4/1/26	5,000	5,487
Entergy Louisiana
4.05% 9/1/23	220,000	245,322
4.95% 1/15/45	15,000	15,752
Entergy Mississippi
2.85% 6/1/28	120,000	122,080
Exelon 3.95% 6/15/25	70,000	74,973
Great Plains Energy
4.85% 6/1/21	60,000	65,997
Indiana Michigan Power
3.20% 3/15/23	175,000	182,780
IPALCO Enterprises
5.00% 5/1/18	80,000	84,000
ITC Holdings
3.25% 6/30/26	65,000	65,187
3.65% 6/15/24	70,000	72,977
Kansas City Power & Light
3.65% 8/15/25	180,000	190,823
LG&E & KU Energy
4.375% 10/1/21	225,000	248,578
Louisville Gas & Electric
4.375% 10/1/45	35,000	40,296
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	73,343
MidAmerican Energy
4.25% 5/1/46	165,000	187,107
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	10,000	10,321
2.70% 2/15/23	145,000	150,977
4.75% 4/30/43 ●	180,000	176,850
5.25% 4/20/46 ●	50,000	51,290
NextEra Energy Capital
Holdings
2.40% 9/15/19	135,000	137,931
3.625% 6/15/23	60,000	63,337
NV Energy 6.25% 11/15/20	115,000	136,283
Pennsylvania Electric
5.20% 4/1/20	115,000	121,724
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	200,000	218,104
Public Service of New
Hampshire
3.50% 11/1/23	95,000	101,973
Public Service of Oklahoma
5.15% 12/1/19	200,000	222,731
Puget Energy 6.00% 9/1/21	80,000	93,212
South Carolina Electric & Gas
4.10% 6/15/46	195,000	206,872
Southern
2.75% 6/15/20	355,000	368,270
3.25% 7/1/26	160,000	166,543
4.40% 7/1/46	150,000	161,923
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	53,556
WEC Energy Group
3.55% 6/15/25	45,000	48,377
Wisconsin Electric Power
4.30% 12/15/45	70,000	80,015
Xcel Energy 3.30% 6/1/25	230,000	243,035
		8,049,328
Total Corporate Bonds
(cost $50,758,398)		52,355,112

20 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds – 0.42%
Bay Area Toll Authority
Taxable (Build America
Bonds) Revenue Bond
Series S3 6.907%
10/1/50	125,000	$197,093
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	80,000	126,920
Dallas, Texas Area Rapid
Transit
Series A 5.00% 12/1/46	95,000	117,517
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	106,691
Series E 5.00% 1/1/45	90,000	107,977
Series F 7.414% 1/1/40	30,000	47,065
New York City, New York
Series C 5.00% 8/1/26	45,000	58,489
Series C 5.00% 8/1/27	25,000	32,241
Oregon State Taxable Pension
5.892% 6/1/27	200,000	265,508
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	40,000	45,690
Texas Water Development
Board
Series A 5.00% 10/15/45	30,000	37,108
Total Municipal Bonds
(cost $1,051,705)		1,142,299

Non-Agency Asset-Backed Securities – 1.65%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	67,862	69,873
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	150,000	150,471
Series 2014-4 A2
1.43% 6/17/19	180,000	180,424
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.682% 5/15/20 ●	335,000	335,167
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	120,295
Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	202,825
Bank of America Credit Card
Trust
Series 2015-A1 A
0.772% 6/15/20 ●	330,000	330,381
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	13,217	13,227
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.482% 7/15/20 ●	145,000	144,543
Series 2016-A1 A1
0.90% 2/15/22 ●	185,000	185,319
Chase Issuance Trust
Series 2014-A5 A5
0.812% 4/15/21 ●	120,000	119,836
Series 2016-A1 A
0.852% 5/17/21 ●	105,000	105,030
Chesapeake Funding
Series 2012-2A A 144A
0.92% 5/7/24 #●	1,432	1,432
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	20,790	20,769
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	205,662
Series 2014-A9 A9
0.701% 11/23/18 ●	100,000	100,024
CNH Equipment Trust
Series 2016-B A2B
1.05% 10/15/19 ●	95,000	94,880
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.742% 8/17/20 ●	200,000	200,224
Series 2014-A1 A1
0.872% 7/15/21 ●	200,000	200,460
Series 2015-A3 A
1.45% 3/15/21	105,000	106,093
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	97,320	97,981

(continues)     NQ-448 [6/16] 8/16 (17358) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	$80,082
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	125,000	125,657
Golden Credit Card Trust
Series 2014-2A A 144A
0.892% 3/15/21 #●	100,000	99,417
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,859
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	144,750	128,075
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.002% 7/16/18 ●	70,000	69,974
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.022% 5/15/20 #●	100,000	100,150
Nissan Auto Lease Trust
Series 2015-B A2B
0.972% 12/15/17 ●	80,802	80,917
Penarth Master Issuer
Series 2015-1A A1 144A
0.848% 3/18/19 #●	150,000	149,444
PFS Financing
Series 2015-AA A 144A
1.062% 4/15/20 #●	100,000	99,032
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	100,105
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,253
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	260,000	258,444
Total Non-Agency
Asset-Backed Securities
(cost $4,493,898)		4,476,325

Non-Agency Collateralized Mortgage Obligations – 0.63%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ϕ	8,978	$8,935
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	2,989	2,924
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	59,139	58,809
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	69,352	70,935
Series 2014-2 B1 144A
3.426% 6/25/29 #●	85,204	85,315
Series 2014-2 B2 144A
3.426% 6/25/29 #●	85,204	83,065
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,960
Series 2015-1 B1 144A
2.663% 12/25/44 #●	197,852	195,517
Series 2015-4 B1 144A
3.634% 6/25/45 #●	98,003	95,405
Series 2015-4 B2 144A
3.634% 6/25/45 #●	98,003	93,463
Series 2015-5 B2 144A
2.901% 5/25/45 #●	98,782	92,475
Series 2015-6 B1 144A
3.645% 10/25/45 #●	98,287	100,320
Series 2015-6 B2 144A
3.645% 10/25/45 #●	98,287	98,434
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	87,348	91,437
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.668% 9/25/43 #●	93,849	93,313
Series 2014-2 A4 144A
3.50% 7/25/44 #●	57,937	59,567
Series 2015-1 B2 144A
3.887% 1/25/45 #●	43,570	43,841
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ✧	36,607	37,206

22 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	89,246	$90,354
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	91,042	92,234
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
3.156% 4/25/36 ●	17,451	16,309
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.914% 3/20/45 #●	97,536	101,457
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,687,310)		1,712,275

Non-Agency Commercial Mortgage-Backed Securities
1.92%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●	80,000	83,358
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	53,487	55,259
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.901% 12/10/49 ●	60,000	60,214
Series 2014-GC25 A4
3.635% 10/10/47	115,000	124,909
Series 2015-GC27 A5
3.137% 2/10/48	135,000	141,669
Series 2016-P3 A4
3.329% 4/15/49	95,000	101,384
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	95,000	98,998
Series 2014-CR16 A4
4.051% 4/10/47	95,000	106,458
Series 2014-CR19 A5
3.796% 8/10/47	140,000	154,063
Series 2014-CR20 A4
3.59% 11/10/47	50,000	54,374
Series 2014-CR20 AM
3.938% 11/10/47	215,000	234,120
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	315,998
Series 2015-CR23 A4
3.497% 5/10/48	150,000	161,381
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	50,000	50,837
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	115,000	122,465
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.883% 11/10/46 #●	130,000	147,509
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	106,756
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	150,000	166,238
Series 2015-GC32 A4
3.764% 7/10/48	70,000	77,079
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	100,000	100,427
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	255,000	256,249
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	225,000	247,122
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	185,000	194,520
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●	40,000	43,411
Series 2005-LDP5 D
5.718% 12/15/44 ●	65,000	64,784
Series 2006-LDP8 AM
5.44% 5/15/45	525,000	525,251
Series 2013-LC11 B
3.499% 4/15/46	85,000	88,105
Series 2015-JP1 A5
3.914% 1/15/49	85,000	94,835
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	5,036	5,045

(continues)     NQ-448 [6/16] 8/16 (17358) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		133,000	$132,446
Series 2006-C6 AM
5.413% 9/15/39		115,000	115,400
Morgan Stanley Bank of
	America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		90,000	98,629
Series 2015-C23 A4
3.719% 7/15/50		210,000	230,460
Series 2015-C26 A5
3.531% 10/15/48		120,000	129,792
Series 2016-C29 A4
3.325% 5/15/49		85,000	90,462
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.298% 11/14/42 ●		6,919	6,910
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	188,007
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45		60,000	63,095
Series 2015-NXS3 A4
3.617% 9/15/57		165,000	179,195
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $5,138,258)			5,217,214

Regional Bonds – 0.36%Δ
Australia – 0.06%
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	161,000	128,147
144A 3.25% 7/21/28 #	AUD	39,000	30,832
			158,979
Canada – 0.23%
Province of British Columbia
2.25% 6/2/26		235,000	241,232
Province of Manitoba
2.125% 6/22/26		100,000	99,543
Province of Ontario
3.45% 6/2/45	CAD	54,000	47,612
Province of Quebec
2.50% 4/20/26		115,000	118,484
Province of Quebec
6.00% 10/1/29	CAD	102,000	111,030
			617,901
Japan – 0.07%
Japan Finance Organization
	For Municipalities 144A
2.125% 4/13/21 #		200,000	203,447
			203,447

Total Regional Bonds
(cost $961,475)			980,327

Senior Secured Loans – 1.60%«
Activision Blizzard Tranche B
	1st Lien 3.25% 10/11/20	49,088	49,272
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22		168,300	164,892
Aramark Tranche E 1st Lien
3.25% 9/7/19		125,122	125,403
Avago Technologies Cayman
	Finance Tranche B 1st Lien
4.25% 2/1/23		114,713	114,848
Community Health Systems
Tranche F 1st Lien
3.924% 12/31/18		58,116	57,753
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		11,389	11,399
First Data Tranche B 1st Lien
4.452% 3/24/21		389,313	388,681
Flying Fortress Tranche B 1st
Lien 3.50% 4/30/20		345,000	345,000
HCA Tranche B6 1st Lien
3.71% 3/18/23		317,205	318,766
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		554,883	555,924
Houghton International 1st
Lien 4.25% 12/20/19		630,739	629,162
IASIS Healthcare Tranche B
	1st Lien 4.50% 5/3/18	162,807	162,637
Landry’s Tranche B 1st Lien
4.00% 4/24/18		128,465	128,577
Level 3 Financing Tranche B
	1st Lien 4.00% 1/15/20	245,000	245,245
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		239,063	217,547
Solera Tranche B 1st Lien
5.75% 3/3/23		104,738	104,925

24 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		587,843	$584,956
USI Tranche B 1st Lien
4.25% 12/27/19		159,259	157,925
Total Senior Secured Loans
(cost $4,325,681)			4,362,912

Sovereign Bonds – 1.10%Δ
Argentina – 0.05%
Argentine Republic
	Government International
Bond 144A
7.125% 7/6/36 #		150,000	150,000
			150,000
Australia – 0.07%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	181,768
			181,768
Brazil – 0.09%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	209,000	63,908
10.00% 1/1/23	BRL	226,000	64,235
Brazilian Government
International Bond
4.875% 1/22/21		105,000	110,880
			239,023
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	15,000	14,572
			14,572
Dominican Republic – 0.04%
Dominican Republic
	International Bond 144A
6.875% 1/29/26 #		100,000	110,600
			110,600
Hungary – 0.05%
Hungary Government
International Bond
5.75% 11/22/23		120,000	136,815
			136,815
Indonesia – 0.15%
Indonesia Government
	International Bond 144A
4.875% 5/5/21 #		200,000	217,648
Indonesia Treasury Bond
8.375% 9/15/26	IDR	2,270,000,000	182,256
			399,904
Mexico – 0.16%
Mexican Bonos
5.75% 3/5/26	MXN	7,774,400	422,505
			422,505
New Zealand – 0.01%
New Zealand Government
	Bond 4.50% 4/15/27 NZD	29,000	24,924
			24,924
Poland – 0.10%
Poland Government Bond
2.50% 7/25/26	PLN	991,000	242,841
3.25% 7/25/25	PLN	90,000	23,604
			266,445
Portugal – 0.01%
Portugal Government
	International Bond 144A
5.125% 10/15/24 #		29,000	29,282
			29,282
Qatar – 0.07%
Qatar Government
	International Bond 144A
3.25% 6/2/26 #		200,000	204,425
			204,425
Republic of Korea – 0.04%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	138,359,958	122,679
			122,679
Russia – 0.06%
Russian Foreign Bond -
Eurobond
7.85% 3/10/18	RUB	10,000,000	152,964
			152,964
South Africa – 0.02%
South Africa Government
Bond 8.00% 1/31/30	ZAR	1,020,000	62,869
			62,869
Sri Lanka – 0.07%
Sri Lanka Government
	International Bond 144A
6.125% 6/3/25 #		200,000	187,829
			187,829

(continues)     NQ-448 [6/16] 8/16 (17358) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Ukraine – 0.04%
Ukraine Government
	International Bond 144A
7.75% 9/1/19 #		100,000	$99,000
			99,000
United Kingdom – 0.02%
United Kingdom Gilt
3.25% 1/22/44	GBP	14,800	26,308
3.50% 1/22/45	GBP	20,900	38,773
			65,081
Uruguay – 0.04%
Uruguay Government
International Bond
4.375% 10/27/27		104,000	110,240
			110,240
Total Sovereign Bonds
(cost $2,966,864)			2,980,925

Supranational Banks – 0.23%
Asian Development Bank
0.50% 3/24/20 @	AUD	26,000	18,078
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	1,040,000,000	77,836
Inter-American Development
Bank 6.00% 9/5/17	INR	7,800,000	114,466
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	532,000	390,806
4.625% 10/6/21	NZD	22,000	17,086
International Finance
3.625% 5/20/20	NZD	13,000	9,592
Total Supranational Banks
(cost $616,642)			627,864

U.S. Treasury Obligations – 2.16%
U.S. Treasury Bond
2.50% 5/15/46		40,000	41,684
U.S. Treasury Notes
0.46% 4/30/18 ●∞		2,070,000	2,070,795
1.125% 6/30/21		2,620,000	2,633,815
1.625% 5/15/26		125,000	126,533
2.25% 11/15/25		945,000	1,008,234
Total U.S. Treasury
Obligations
(cost $5,840,341)			5,881,061

Preferred Stock – 0.45%
General Electric 5.00% ●		266,000	282,558
Integrys Energy Group
6.00% @●		3,550	96,072
PNC Preferred Funding Trust II
144A 1.875% #●		300,000	264,750
US Bancorp 3.50% ●		600	507,750
USB Realty 144A
1.775% #@●		100,000	80,125
Total Preferred Stock
(cost $1,092,851)			1,231,255

Rights – 0.00%
B2W Cia Digital exercise price
BRL 10.00, expiration date
7/20/16 †		16,280	0
Total Rights (cost $0)			0

		Number of
		contracts
Options Purchased – 0.00%
Futures Call Option – 0.00%
U.S. Treasury 10 yr Note
Future, strike price $135,
expiration date 7/22/16		63	7,875
Total Options Purchased
(cost $15,012)			7,875

		Principal
		amount°
Short-Term Investments – 6.62%
Discount Notes – 6.18%≠
Federal Home Loan Bank
0.265% 8/5/16		3,316,635	3,315,862
0.317% 7/13/16		5,947,694	5,947,379
0.325% 8/3/16		1,261,861	1,261,583
0.335% 7/12/16		1,094,622	1,094,568
0.335% 7/21/16		1,520,308	1,520,173
0.34% 7/22/16		961,421	961,331
0.35% 7/25/16		784,096	784,012
0.38% 7/18/16		634,463	634,415
0.39% 9/21/16		218,674	218,540
0.39% 9/23/16		266,741	266,573
0.53% 8/15/16		799,317	799,077
			16,803,513

26 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.44%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $421,164
(collateralized by U.S.
government obligations
4.25% 11/15/40;
market value $429,584)	421,161	$421,161
Bank of Montreal
0.30%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $701,941
(collateralized by U.S.
government obligations
0.00%–8.75%
11/3/16–8/25/45; market
value $715,974)	701,935	701,935
BNP Paribas
0.40%, dated 6/30/16, to
be repurchased on 7/1/16,
repurchase price $69,905
(collateralized by U.S.
government obligations
0.00%–1.50%
8/31/18–5/15/44; market
value $71,302)	69,904	69,904
		1,193,000

Total Short-Term
Investments
(cost $17,995,123)		17,996,513

Total Value of
Securities – 105.28%
(cost $249,337,451)		286,390,546
Liabilities Net of
Receivables and Other
Assets – (5.28)%		(14,365,414)
Net Assets Applicable to
25,067,211 Shares
Outstanding – 100.00%		$272,025,132
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $26,208,226, which represents 9.63% of the Fund’s net assets.
@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $6,883,946, which represents 2.53% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016,the aggregate value of fair valued securities was $274,217, which represents 0.10% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security.The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at June 30, 2016.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

(continues)     NQ-448 [6/16] 8/16 (17358) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(259,682)	USD	192,208	7/29/16	$(1,249)
BAML	CAD	(275,631)	USD	215,752	7/29/16	2,380
BAML	EUR	247,186	USD	(279,845)	7/29/16	(5,229)
BAML	JPY	3,805,883	USD	(35,823)	7/29/16	1,064
BAML	NZD	(281,566)	USD	198,935	7/29/16	(1,793)
BB	COP	536,233,557	USD	(179,570)	7/29/16	2,753
BB	EUR	(13,005)	USD	14,410	7/29/16	(37)
BB	IDR	875,272,200	USD	(65,465)	7/29/16	726
BNP	AUD	(240,728)	USD	177,911	7/29/16	(1,425)
BNP	INR	4,029,713	USD	(59,689)	7/29/16	(322)
BNP	NOK	(11,348)	USD	1,376	7/29/16	20
BNYM	AUD	5,726	USD	(4,267)	7/1/16	4
BNYM	AUD	(78,104)	USD	58,213	7/5/16	(26)
BNYM	BRL	205,550	USD	(63,058)	7/5/16	835
BNYM	CAD	20,764	USD	(15,970)	7/6/16	100
BNYM	CHF	(96,620)	USD	98,497	7/1/16	(453)
BNYM	CHF	(44,951)	USD	45,934	7/5/16	(111)
BNYM	DKK	(49,150)	USD	7,334	7/1/16	1
BNYM	EUR	705,347	USD	(783,162)	7/1/16	(376)
BNYM	EUR	(12,590)	USD	13,983	7/5/16	9
BNYM	GBP	160,072	USD	(211,461)	7/1/16	1,636
BNYM	HKD	(75,895)	USD	9,780	7/5/16	(4)
BNYM	ILS	(35,676)	USD	9,244	7/5/16	—
BNYM	JPY	(30,713,548)	USD	299,030	7/5/16	1,575
BNYM	NOK	(32,817)	USD	3,906	7/1/16	(15)
BNYM	SEK	23,643	USD	(2,800)	7/1/16	(5)
BNYM	SGD	(10,210)	USD	7,573	7/5/16	(6)
HSBC	GBP	(30,443)	USD	43,471	7/29/16	2,934
JPMC	KRW	(131,574,780)	USD	112,471	7/29/16	(1,596)
JPMC	PLN	(70,943)	USD	18,237	7/29/16	269
TD	EUR	(131,148)	USD	145,161	7/29/16	(540)
TD	JPY	(4,088,664)	USD	38,531	7/29/16	(1,098)
TD	NZD	(309,699)	USD	218,606	7/29/16	(2,178)
						$(2,157)

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(12) E-mini S&P 500 Index	$(1,224,466)	$(1,254,120)	9/19/16	$(29,654)
(34) U.S. Treasury 10 yr Notes	(4,466,123)	(4,521,469)	9/22/16	(55,346)
48 U.S. Treasury Long Bonds	7,894,361	8,272,500	9/22/16	378,139
	$2,203,772			$293,139

28 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

Swap Contract
CDS Contract1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection Sold:
HSBC	CDX.EM.25[4]	310,000	1.00%	6/20/21	$(27,133)	$3,723

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $88.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CHF – Swiss Franc
CLO – Collateralized Loan Obligation
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

NQ-448 [6/16] 8/16 (17358) 29

Notes
Delaware Foundation® Moderate Allocation Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of Investments	$249,337,451
Aggregate unrealized appreciation of investments	$51,031,324
Aggregate unrealized depreciation of investments	(13,978,229)
Net unrealized appreciation of investments	$37,053,095

30 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-448 [6/16] 8/16 (17358) 31

Notes
June 30, 2016 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$48,663,172	$200,876	$48,864,048
Corporate Debt	—	54,664,581	—	54,664,581
Foreign Debt	—	4,589,116	—	4,589,116
Municipal Bonds	—	1,142,299	—	1,142,299
Senior Secured Loans[1]	—	4,145,365	217,547	4,362,912
Common Stock
Consumer Discretionary	9,193,066	8,051,458	—	17,244,524
Consumer Staples	7,159,021	7,802,844	—	14,961,865
Energy	7,287,357	1,232,775	—	8,520,132
Financials	19,532,998	7,238,358	—	26,771,356
Healthcare	14,933,370	5,984,497	—	20,917,867
Industrials	8,083,265	8,659,006	—	16,742,271
Information Technology	22,528,264	4,238,081	—	26,766,345
Materials	3,197,994	2,039,492	—	5,237,486
Telecommunication Services	3,887,444	3,277,859	—	7,165,303
Utilities	1,192,733	576,707	—	1,769,440
Convertible Preferred Stock[1]	388,930	2,139	—	391,069
Exchange-Traded Funds	1,163,228	—	—	1,163,228
Preferred Stock[1]	507,750	723,505	—	1,231,255
Rights	—	—	—	—
U.S. Treasury Obligations	—	5,881,061	—	5,881,061
Short-Term Investments	—	17,996,513	—	17,996,513
Option Purchased	7,875	—	—	7,875
Total Value of Securities	$99,063,295	$186,908,828	$418,423	$286,390,546
Foreign Currency Exchange
Contracts	$—	$(2,157)	$—	$(2,157)
Futures Contracts	293,139	—	—	293,139
Swap Contracts	—	3,723	—	3,723

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.59%	0.41%	100.00%
Senior Secured Loans	—	95.01%	4.99%	100.00%
Convertible Preferred Stock	99.45%	0.55%	—	100.00%
Preferred Stock	41.24%	58.76%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of June 30, 2016, a portion of the portfolio was categorized as Level 2.

32 NQ-448 [6/16] 8/16 (17358)

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-448 [6/16] 8/16 (17358) 33

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: